Registration Statement No. 333-27689

811-08225

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective No. 6
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 18

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY
(Name of Depositor)

One Cityplace,Hartford, Connecticut 06103-3415
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT
The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Travelers Index Annuity Prospectus:

The Travelers Fund BD III For Variable Annuities
The Travelers Fund BD IV For Variable Annuities

This prospectus describes Travelers Index Annuity, a single premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). Travelers Index Annuity is issued as an individual Contract.

You can choose to have your premium (“Purchase Payment”) accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio	Scudder Investment VIT Funds
Greenwich Street Series Fund	EAFE® Equity Index Fund — Class A Shares
Equity Index Portfolio — Class I Shares	Small Cap Index Fund — Class A Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states.

In addition, you can choose to protect your investment by purchasing a guarantee from the Company called the Principal Protection Feature. If purchased, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. To qualify for the Principal Protection Feature, you must allocate your Purchase Payment to the Protected Funding Option – the Greenwich Street Series Fund: Equity Index Portfolio — and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

TABLE OF CONTENTS

Glossary	3	Fixed Annuity	25
Summary	5	Payment Options	25
Fee Tables	8	Election of Options	25
Condensed Financial Information	10	Annuity Options	25
The Annuity Contract	10	Variable Liquidity Benefit	26
Contract Owner Inquiries	11	Miscellaneous Contract Provisions	26
Purchase Payments	11	Right to Return	26
Accumulation Units	11	Termination	26
The Variable Funding Options	11	Required Reports	27
The Fixed Account	12	Suspension of Payments	27
Optional Principal Protection Feature	12	The Separate Accounts	27
Principal Protection Expiration Date	13	Performance Information	27
Charges and Deductions	14	Federal Tax Considerations	28
General	14	Non-Resident Aliens	28
Withdrawal Charge	14	General Taxation of Annuities	28
Free Withdrawal Allowance	15	Types of Contracts: Qualified or
Transfer Charge	15	Nonqualified	28
Optional Principal Protection Fee	15	Nonqualified Annuity Contracts	29
Principal Protection Cancellation Charge	16	Puerto Rico Tax Considerations	29
Administrative Charges	16	Qualified Annuity Contracts	29
Mortality and Expense Risk Charge	16	Penalty Tax for Premature Distributions	30
Variable Liquidity Benefit Charge	16	Diversification Requirements for
Variable Funding Option Expenses	17	Variable Annuities	30
Premium Tax	17	Ownership of the Investments	30
Changes in Taxes Based Upon		Mandatory Distributions for Qualified Plans	30
Premium or Value	17	Taxation of Death Benefit Proceeds	30
Transfers	17	Other Information	31
Dollar Cost Averaging	18	The Insurance Companies	31
Access to Your Money	19	Financial Statements	31
Systematic Withdrawals	19	Distribution of Variable Annuity Contracts	31
Ownership Provisions	19	Conformity with State and Federal Laws	31
Types of Ownership	19	Voting Rights	31
Contract Owner	19	Legal Proceedings and Opinions	32
Beneficiary	20	Appendix A: Condensed Financial Information
Annuitant	20	for The Travelers Insurance Company:
Contingent Annuitant	20	Fund BD III.	A-1
Death Benefit	20	Appendix B: Condensed Financial Information
Death Proceeds Before the Maturity Date	20	for The Travelers Life and Annuity
Payment of Proceeds	22	Company: Fund BD IV	B-1
Death Proceeds After the Maturity Date	24	Appendix C: The Fixed Account	C-1
The Annuity Period	24	Appendix D: Contents of the Statement
Maturity Date	24	of Additional Information	D-1
Allocation of Annuity	24
Variable Annuity	24

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Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — the premium paid by you to initiate this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

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Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

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Summary:
Travelers Index Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities (“Fund BD III”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities (“Fund BD IV”). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Principal Protection Guarantee (For investors who intend to hold their Contract for at least eight years.) You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your Purchase Payment (depending on the guarantee you purchased) reduced proportionately by any withdrawals and related withdrawal charges, or the Contract Value — whichever is greater. Not all levels of protection may be available for purchase.

After the end of the eighth Contract Year, you may (a) remain in the Contract and transfer to any of the funding options, (b) purchase another Index Annuity contract with the Principal Protection Guarantee, (c) transfer to another annuity contract or (d) withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the eighth Contract Year, we will transfer your Contract Value to the Money Market Portfolio offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the eighth Contract Year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Feature under any circumstances.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract.

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Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual insurance charge of up to 2.00% if you select this feature. If you withdraw your money before the Maturity Date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0% - 4%).

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We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment. The maximum percentage is 6%, decreasing to 0% in years nine and later.

If you select the Variable Liquidity Benefit, there is a surrender charge of up to 6% of the amounts withdrawn.

How will my Purchase Payment and withdrawals be taxed? Generally, payments to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges and/or the Principal Protection Cancellation Charge may apply. In addition, income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
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FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the Purchase Payment withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	6 years	4%
6 years	7 years	3%
7 years	8 years	2%
8+ years		0%
Transfer Charge	$10 on any transfers which exceed 12 per year

(we do not currently assess this charge)

Principal Protection Cancellation Charge

(as a percentage of Purchase Payment withdrawn from the Protected Funding Option)

Years Since Purchase Payment Made		Cancellation Charge

Greater than or equal to	But less than
0 years	3 years	6%
3 years	6 years	5%
6 years	7 years	4%
7 years	8 years	2%
8+ years		0%

Contract Administrative Charges

Annual Contract Administrative Charge	$30
(waived if Contract Value is $50,000 or more)
8

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

	Standard Death Benefit		Enhanced Death Benefit

Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.45%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%	Total Separate Account Charges	1.60%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.31%	0.92%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Money Market Portfolio	0.38%	0.04%	0.42%(1)
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares	0.26%	0.05%	0.31%(2)
Scudder Investment VIT Funds
EAFE® Equity Index Fund — Class A Shares	0.45%	0.47%	0.92%(3)
Small Cap Index Fund — Class A Shares	0.35%	0.26%	0.61%(4)

# Expense reimbursements or waivers that are voluntary may be terminated at any time.

Notes

______________

(1)	The Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(2)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%. Rate shown reflects the blended rate of 0.20% plus 0.06% in Administration fees.

(3)	The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Fund until April 30, 2005.

(4)	The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of the average daily net assets of the Fund until April 30, 2005.

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Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower. The examples also reflect the annual contract administrative charge.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit with the Principal Protection Guarantee Selected. If you do not select all optional features, your expenses will be lower.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Money Market Portfolio (Travelers)	1407	2134	2776	4252	407	1234	2076	4252
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares	1397	2102	2725	4159	397	1202	2025	4159
Scudder Investment VIT Funds
EAFE® Equity Index Fund — Class A Shares	1457	2276	3003	4658	457	1376	2303	4658
Small Cap Index Fund — Class A Shares	1426	2188	2863	4409	426	1288	2163	4409

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Index Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Con tract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

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Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Purchase Payment

Your Purchase Payment is due and payable before the Contract becomes effective. The minimum Purchase Payment is $10,000. No additional payments are allowed at this time. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the Purchase Payment less any applicable premium tax (“net Purchase Payment”) within two business days after we receive it in good order at our Home Office. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payment. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Money Market Portfolio	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	Travelers Asset Management International Company LLC
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Company
Scudder Investment VIT Funds
EAFE® Equity Index Fund — Class A Shares	Seeks to replicate, before expenses, the performance of the Morgan Stanley Capital International EAFE Index, which emphasizes stocks of companies in Europe, Australia and the Far East. The Fund normally invests in stocks and related securities that are representative of the EAFE Index as a whole.	Deutsche Asset Management, Inc (“Deutsche”) Subadviser: Northern Trust Investments, Inc.
Small Cap Index Fund — Class A Shares	Seeks to replicate, before expenses, the performance of the Russell 2000 Small Stock Index, which emphasizes stocks of small U.S. companies. The Fund normally invests in stocks and other securities that are representative of the Russell 2000 Index as a whole.	Deutsche. Subadviser: Northern Trust Investments, Inc.

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

Optional Principal Protection Feature
(For investors who intend to hold the Contract for at least eight years.)

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your Purchase Payment adjusted only for withdrawal reductions (including the withdrawal charge and the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire Purchase Payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protect ion may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See Charges and Deductions.) You should not purchase this feature if you intend to surrender the Contract within eight years.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Feature, you may not transfer out of the Protected Funding Option before the end of the eighth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges.

The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the amount allocated to the Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund’s Principal Protection

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amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive and negative market:

UP MARKET WITHDRAWAL

(a) Contract Value		(b) Principal Protection Benefit
Contract Value before withdrawal	$125,000	Principal Protection Benefit before withdrawal	$100,000

Withdrawal	$ 25,000
Contract Value after withdrawal	$100,000	Partial Surrender Reduction	$ 20,000
		$100,000 x $ 25,000= $20,000
		$125,000
		Principal Protection Benefit after partial
		surrender reduction	$ 80,000
		($100,000-$20,000=$80,000)

Principal Protection Benefit after withdrawal is $80,000

DOWN MARKET WITHDRAWAL

(a) Contract Value		(b) Principal Protection Benefit
Contract Value before withdrawal	$ 80,000	Principal Protection Benefit before withdrawal	$100,000
Withdrawal	$ 20,000

Contract Value after partial surrender	$ 60,000	Partial Surrender Reduction	$ 25,000
$100,000 x $ 20,000= $25,000
$ 80,000
Principal Protection Benefit after partial
		surrender reduction	$ 75,000
($100,000-$25,000=$75,000)

Principal Protection Benefit after withdrawal is $75,000

Principal Protection Expiration Date

If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth Contract Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 115%, 100% or 90%, depending on your selection, of your original payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different funding option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any funding options, purchase a new Travelers Index Annuity Contract with the Principal Protection Feature, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. Your registered representative will help you with your d ecision.

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CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts the distribution of various reports to Contract Owner.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which your Purchase Payment and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from the Purchase Payment when it is applied under the Contract. However, a withdrawal charge will be deducted if any or all of the Purchase Payment is withdrawn during the first eight years following the Purchase Payment. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

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Years Since Purchase Payment Made		Withdrawal Charge

Greater than or equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	6 years	4%
6 years	7 years	3%
7 years	8 years	2%
8+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any part of the Purchase Payment to which no withdrawal charge applies, then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    due to a minimum distribution under our minimum distribution rules then in effect.

Free Withdrawal Allowance

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the first valuation date. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Optional Principal Protection Fee

We offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth Contract Year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your Purchase Payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less. Of course, if your Contract Value is more than the chosen percentage of your original Purchase Payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Feature. The charge will be set periodically and will lock in at the time of Contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform to the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by the Company.

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Level of Guarantee % of Purchase Payment	Charge Range % of Contract Value

115%	1.90% - 2.00%
100%	1.80% - 2.00%
90%	1.35% - 2.00%

You must select the Principal Protection Feature at the time you purchase your Contract. The Principal Protection Feature will extend for the eight years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

Principal Protection Cancellation Charge

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original Purchase Payment withdrawn. The percent charged depends on the length of time you have had your Contract. The Principal Protection Cancellation Charge is set forth in your Contract.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds;

            (2)   after an annuity payout has begun; or

            (3)   if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, this charge equals 1.25% annually. If you choose the Enhanced Death Benefit, this charge equals 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

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Years Since Purchase Payment		Surrender Charge

Greater than or equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	6 years	4%
6 years	7 years	3%
7 years	8 years	2%
8+ years		0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make your Purchase Payment to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or
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        reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program in place at one time.

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All provisions and terms of the Contract apply to the DCA, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than your Purchase Payment. You may not make withdrawals during the annuity period.

If you select the Principal Protection Feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

After the first Contract Year, and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

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If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

  the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
  all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions (“Death Report Date”).

Death Proceeds Before the Maturity Date

Standard Death Benefit

Death of any owner or the Annuitant before age 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

(1)	the Contract Value;

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(2)	the Purchase Payment made under the Contract less the total of any withdrawals or

(3)	the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current Contract Value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

Death of any owner or the Annuitant on or after age 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

(1)	the Contract Value;

(2)	the Purchase Payment made under the Contract less the total of any withdrawals or

(3)	the Reset Death Benefit Value (as described above) available at the Annuitant’s 85th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant’s 85th birthday.

Partial Surrender Reduction. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

               50,000 ( (10,000/55,000) = 9,090

Your new Reset Death Benefit Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

               50,000 ( (10,000/30,000) = 16,666

Your new Reset Death Benefit Value would be 50,000 - 16,666, or $33,334.

Enhanced Death Benefit

Death of any owner or the Annuitant before age 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, and withdrawals not previously deducted:

(1)	the Contract Value

(2)	the Roll-Up Death Benefit Value (as described below) available at the Death Report Date

Death of any owner or the Annuitant on or after age 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

(1)	the Contract Value

(2)	the Roll-Up Death Benefit Value (as described below) available at the Annuitant’s 80th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant’s 80th birthday

Roll-Up Death Benefit Value: On the Contract Date, the Roll-Up Death Benefit Value equals the Purchase Payment. On each anniversary of the Contract Date, we will recalculate the Roll-Up Death Benefit Value as follows:

(1)	the Roll-Up Death Benefit Value on the previous Contract Date anniversary, minus

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(2)	any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a Contract Date anniversary, the Roll-Up Death Benefit Value equals:

(1)	the Roll-Up Death Benefit Value on the previous Contract Date anniversary; minus

(2)	any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the Purchase Payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

(1)	the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

(2)	the amount of the partial surrender divided by the Contract Value just before the withdrawal.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the surviving joint owner is the spouse and elects to continue the Contract.	Yes

Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner	Unless the beneficiary/surviving joint owner is the Contract Owner’s spouse and the spouse elects to continue the Contract.	Yes

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless, the beneficiary is the Contract Owner’s spouse and the spouse elects to continue the Contract rather than receive the distribution. Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) or if none, to the Contract Owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A
Beneficiary	No death proceeds are payable; contract continues		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.		Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

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Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date Anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 85th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday for Nonqualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½, or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.) If the Principal Protection Feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if

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they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options..

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person,

25

payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Variable Liquidity Benefit

This benefit is only offered with variable annuity option Payments for A Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate of 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

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Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a la rger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the

27

annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified

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Contract. Some examples of qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult wit h a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The

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Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½, or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

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OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of your Purchase Payment. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

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Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

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APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 3.60% (Enhanced Death Benefit with the maximum Principal Protection charge). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix D.

Minimum Expense
1.25 M&E, 0.15 Adm, = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Money Market Portfolio (2/98)	2002	1.158	1.157	3,968,056
	2001	1.131	1.158	3,881,543
	2000	1.080	1.131	293,012
	1999	1.044	1.080	87,063
	1998	1.007	1.044	8,882
	1997	1.000	1.007	—

Deutsche Asset Management VIT Funds
EAFE® Equity Index Fund (9/98)	2002	0.896	0.692	168,605
	2001	1.206	0.896	176,300
	2000	1.468	1.206	136,061
	1999	1.166	1.468	86,483
	1998	0.972	1.166	—
	1997	1.000	0.972	—

Small Cap Index Fund (1/98)	2002	1.030	0.807	606,525
	2001	1.024	1.030	620,344
	2000	1.080	1.024	495,755
	1999	0.911	1.080	379,973
	1998	0.945	0.911	—
	1997	1.000	0.945	—

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.228	0.942	4,986,426
	2001	1.417	1.228	4,108,571
	2000	1.581	1.417	3,645,033
	1999	1.327	1.581	1,776,976
	1998	1.047	1.327	195,925
	1997	1.000	1.047	—

A-1

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 2.00 PPF = 3.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.044	0.784	146,854
	2001	1.232	1.044	146,996
	2000	1.405	1.232	147,024
	1999	1.206	1.405	147,045
	1998	1.000	1.206	147,068

Notes

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

A-2

Appendix B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 3.60% (Enhanced Death Benefit with the maximum Principal Protection charge). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix D.

Minimum Expense
1.25 M&E, 0.15 Adm, = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Money Market Portfolio (10/97)	2002	1.158	1.157	10,222,059
	2001	1.131	1.158	9,720,708
	2000	1.080	1.131	2,307,960
	1999	1.044	1.080	1,382,006
	1998	1.007	1.044	728,039
	1997	1.000	1.007	46,237

Deutsche Asset Management VIT Funds
EAFE® Equity Index Fund (10/97)	2002	0.896	0.692	1,659,020
	2001	1.206	0.896	1,593,715
	2000	1.468	1.206	1,663,384
	1999	1.166	1.468	1,264,534
	1998	0.972	1.166	786,358
	1997	1.000	0.972	144,516

Small Cap Index Fund (10/97)	2002	1.030	0.807	2,867,025
	2001	1.024	1.030	2,628,097
	2000	1.080	1.024	3,263,000
	1999	0.911	1.080	3,362,605
	1998	0.945	0.911	2,147,107
	1997	1.000	0.945	441,762

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (9/97)	2002	1.228	0.942	21,506,507
	2001	1.417	1.228	20,629,586
	2000	1.581	1.417	17,452,018
	1999	1.327	1.581	15,906,377
	1998	1.047	1.327	6,591,030
	1997	1.000	1.047	934,805

B-

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 2.00 PPF = 3.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (9/97)	2002	1.044	0.784	157,435
	2001	1.232	1.044	162,824
	2000	1.405	1.232	177,591
	1999	1.206	1.405	298,659
	1998	1.004	1.206	341,977

Notes

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

B-

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

              The Insurance Company

              Principal Underwriter

              Distribution and Principal Underwriting Agreement

              Valuation of Assets

              Performance Information

              Federal Tax Considerations

              Independent Accountants

              Condensed Financial Information

              Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:
Address:

D-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-12682	May, 2003

PART B

Information Required in a Statement of Additional Information

INDEX ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2003

for

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

TABLE OF CONTENTS

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	7
INDEPENDENT AUDITORS	10
CONDENSED FINANCIAL INFORMATION	11
FINANCIAL STATEMENTS	F-1
1

THE INSURANCE COMPANY

The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Fund BD III for Variable Annuities (“Fund BD III”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund BD III are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Fund BD III, and the Commissioner has adopted no regulations under the Section that affect Fund BD III.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Fund BD III and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund BD III.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Fund BD III, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

              (a) = investment income plus capital gains and losses (whether realized or unrealized);

              (b) = any deduction for applicable taxes (presently zero); and

              (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund BD III. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Fund BD III, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to a Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus t o which this SAI relates. Each quotation assumes a total redemption at the end of each period with any applicable withdrawal charge deducted at that time.

3

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For Funding Options that were in existence before they became available under Fund BD III, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

Travelers Index Annuity
Standardized Performance as of 12/31/02

		Standard Death Benefit			Enhanced Death Benefit

Without Principal Protection	Inception Date	1 Year	5 Year	Inception	1 Year	5 Year	Inception

STOCK PORTFOLIOS:
Scudder VIT EAFE® Equity Index Fund	10/23/97	-27.33%	-7.33%	-7.57%	-27.48%	-7.52%	-7.76%
Scudder VIT Small Cap Index Fund	10/07/97	-26.39%	-3.90%	-4.77%	-26.54%	-4.09%	-4.96%
Equity Index Portfolio — Class I	09/12/97	-27.87%	-2.88%	-1.88%	-28.01%	-3.08%	-2.08%
MONEY MARKET PORTFOLIO:
Travelers Money Market Portfolio	10/17/97	-6.03%	2.08%	2.15%	-6.22%	1.87%	1.93%
		Standard Death Benefit			Enhanced Death Benefit

Without Principal Protection	Inception Date	1 Year	5 Year	Inception	1 Year	5 Year	Inception

Equity Index Portfolio — Class I	10/17/97	-29.30%	-4.81%	-3.89%	-29.44%	-5.00%	-4.09%

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

5

Travelers Index Annuity
Non-Standardized Performance as of 12/31/02

		Standard Death Benefit						Enhanced Death Benefit

		Average Annual Returns						Average Annual Returns

Without Principal Protection	Inception Date	YTD	1 Year	3 Year	5 Year	8 Year	Inception	YTD	1 Year	3 Year	5 Year	8 Year	Inception

STOCK PORTFOLIOS:
Scudder VIT EAFE Equity Index Fund	10/23/97	-22.69%	-22.69%	-22.13%	-6.56%	—	-6.84%	-22.84%	-22.84%	-22.29%	-6.75%	—	-7.02%
Scudder VIT Small Cap Index Fund	10/7/97	-21.69%	-21.69%	-9.25%	-3.10%	—	-4.02%	-21.85%	-21.85%	-9.43%	-3.30%	—	-4.21%
Equity Index Portfolio — Class I	11/30/91	-23.26%	-23.26%	-15.83%	-2.08%	8.78%	8.72%	-23.41%	-23.41%	-16.00%	-2.28%	8.56%	8.51%
MONEY MARKET PORTFOLIO:
Travelers Money Market Portfolio	12/31/87	-0.03%	-0.03%	2.32%	2.81%	2.89%	3.36%	-0.22%	-0.22%	2.12%	2.61%	2.68%	3.15%
Travelers Money Market Portfolio — 7 Day Yield	-0.42%	This yield quotation more closely reflects the current earnings of this fund.	-0.61%	This yield quotation more closely reflects the current earnings of this fund.
		Standard Death Benefit						Enhanced Death Benefit

		Average Annual Returns						Average Annual Returns

Without Principal Protection	Inception Date	YTD	1 Year	3 Year	5 Year	8 Year	Inception	YTD	1 Year	3 Year	5 Year	8 Year	Inception

Equity Index Portfolio — Class I	11/30/91	-24.78%	-24.78%	-17.50%	-4.02%	6.64%	6.59%	-24.93%	-24.93%	-17.66%	-4.21%	6.43%	6.38%

The inception date is the date the underlying fund commenced operations.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

7

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

8

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

      1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

         (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

         (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

9

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Fund BD III for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

10

CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the mid-range combinations of variable account charges. The Accumulation Unit Value information for the minimum variable account charge and the maximum variable account charge are contained in the Prospectus.

1.45 M&E, .15 Adm., = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Money Market Portfolio (2/98)	2002	1.148	1.145	5,422,533
	2001	1.124	1.148	5,439,463
	2000	1.076	1.124	-
	1999	1.041	1.076	-
	1998	1.007	1.041	-
	1997	1.000	1.007	-

Deutsche Asset Management VIT Funds
EAFE® Equity Index Fund (9/98)	2002	0.888	0.685	33,293
	2001	1.198	0.888	-
	2000	1.461	1.198	-
	1999	1.163	1.461	-
	1998	0.972	1.163	-
	1997	1.000	0.972	-

Small Cap Index Fund (1/98)	2002	1.022	0.798	79,957
	2001	1.017	1.022	-
	2000	1.075	1.017	-
	1999	0.909	1.075	-
	1998	0.944	0.909	-
	1997	1.000	0.944	-

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.217	0.932	824,215
	2001	1.408	1.217	681,503
	2000	1.573	1.408	460,622
	1999	1.324	1.573	460,640
	1998	1.046	1.324	16,764
	1997	1.000	1.046	-

11

CONDENSED FINANCIAL INFORMATION

1.25 M&E, .15 Adm., 0.80 PPF = 2.20% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.186	0.903	-
	2001	1.380	1.186	-
	2000	1.552	1.380	-
	1999	1.314	1.552	-
	1998	1.044	1.314	-
	1997	1.000	1.044	-

1.25 M&E, .15 Adm., 0.85 PPF = 2.25% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.992	0.755	-
	2001	1.155	0.992	-
	2000	1.299	1.155	-
	1999	1.100	1.299	-
	1998	1.000	1.100	-

1.25 M&E, .15 Adm., 0.95 PPF = 2.35% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.181	0.898	7,261,504
	2001	1.376	1.181	-
	2000	1.550	1.376	16,712
	1999	1.314	1.550	16,731
	1998	1.000	1.314	16,752

12

CONDENSED FINANCIAL INFORMATION

1.45 M&E, .15 Adm., 0.80 PPF = 2.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.176	0.894	-
	2001	1.371	1.176	-
	2000	1.545	1.371	-
	1999	1.310	1.545	-
	1998	1.000	1.310	-

1.25 M&E, .15 Adm., 1.00 PPF = 2.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.072	0.814	615,272
	2001	1.249	1.072	703,102
	2000	1.408	1.249	703,183
	1999	1.194	1.408	577,193
	1998	1.000	1.194	22,680

1.45 M&E, .15 Adm., 0.85 PPF = 2.45% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.985	0.748	-
	2001	1.149	0.985	-
	2000	1.295	1.149	-
	1999	1.099	1.295	-
	1998	1.000	1.099	-

13

CONDENSED FINANCIAL INFORMATION

1.25 M&E, .15 Adm., 1.10 PPF = 2.50% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.171	0.889	201,539
	2001	1.367	1.171	207,574
	2000	1.541	1.367	212,939
	1999	1.308	1.541	219,822
	1998	1.043	1.308	220,067
	1997	1.000	1.043	143,274

1.45 M&E, .15 Adm., 0.95 PPF = 2.55% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.172	0.889	-
	2001	1.368	1.172	-
	2000	1.544	1.368	-
	1999	1.311	1.544	-
	1998	1.000	1.311	-

1.25 M&E, .15 Adm., 1.15 PPF = 2.55% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.786	0.597	729,349
	2001	0.918	0.786	739,133
	2000	1.000	0.918	452,147

14

CONDENSED FINANCIAL INFORMATION

1.45 M&E, .15 Adm., 1.00 PPF = 2.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.065	0.807	230,267
	2001	1.244	1.065	230,371
	2000	1.404	1.244	230,453
	1999	1.193	1.404	254,591
	1998	1.000	1.193	24,092

1.45 M&E, .15 Adm., 1.10 PPF = 2.70% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.161	0.879	9,647
	2001	1.358	1.161	9,647
	2000	1.534	1.358	9,672
	1999	1.305	1.534	9,692
	1998	1.043	1.305	9,713
	1997	1.000	1.043	33,723

1.45 M&E, .15 Adm., 1.15 PPF = 2.75% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.784	0.594	162,692
	2001	0.917	0.784	162,786
	2000	1.000	0.917	-

15

CONDENSED FINANCIAL INFORMATION

1.25 M&E, .15 Adm., 1.35 PPF = 2.75% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.162	0.880	2,451,216
	2001	1.360	1.162	2,472,146
	2000	1.538	1.360	2,492,334
	1999	1.309	1.538	2,144,703
	1998	1.000	1.309	1,556,018

1.25 M&E, .15 Adm., 1.45 PPF = 2.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.970	0.734	3,262,459
	2001	1.136	0.970	3,356,677
	2000	1.285	1.136	3,366,565
	1999	1.095	1.285	3,384,455
	1998	1.001	1.095	3,460,179

1.25 M&E, .15 Adm., 1.50 PPF = 2.90% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.151	0.870	74,846,400
	2001	1.349	1.151	78,204,552
	2000	1.527	1.349	62,288,311
	1999	1.302	1.527	36,888,854
	1998	1.042	1.302	2,611,391
	1997	1.000	1.042	-

16

CONDENSED FINANCIAL INFORMATION

1.45 M&E, .15 Adm., 1.35 PPF = 2.95% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.153	0.871	173,070
	2001	1.352	1.153	105,473
	2000	1.532	1.352	27,046
	1999	1.306	1.532	10,990
	1998	1.000	1.306	11,011

1.45 M&E, .15 Adm., 1.45 PPF = 3.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.963	0.727	13,110
	2001	1.130	0.963	13,148
	2000	1.281	1.130	61,729
	1999	1.094	1.281	61,752
	1998	1.000	1.094	61,777

1.25 M&E, .15 Adm., 1.65 PPF = 3.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.907	0.685	107,341,391
	2001	1.000	0.907	51,177,207

17

CONDENSED FINANCIAL INFORMATION

1.45 M&E, .15 Adm., 1.50 PPF = 3.10% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.141	0.861	3,892,402
	2001	1.340	1.141	4,051,968
	2000	1.520	1.340	3,572,891
	1999	1.298	1.520	3,627,419
	1998	1.041	1.298	2,000,628
	1997	1.000	1.041	9,612

1.25 M&E, .15 Adm., 1.80 PPF = 3.20% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.829	0.625	140,160,079
	2001	0.975	0.829	145,663,854
	2000	1.107	0.975	152,615,454
	1999	1.000	1.107	79,071,649

1.45 M&E, .15 Adm., 1.65 PPF = 3.25% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.906	0.682	10,190,542
	2001	1.000	0.906	5,396,299

18

CONDENSED FINANCIAL INFORMATION

1.25 M&E, .15 Adm., 1.90 PPF = 3.30% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.137	0.856	-
	2001	1.338	1.137	-
	2000	1.521	1.338	-
	1999	1.302	1.521	-
	1998	1.000	1.302	-

1.45 M&E, .15 Adm., 1.80 PPF = 3.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	0.826	0.621	2,222,280
	2001	0.972	0.826	2,268,964
	2000	1.106	0.972	2,279,697
	1999	1.000	1.106	1,197,428

1.25 M&E, .15 Adm., 2.00 PPF = 3.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.052	0.791	15,627
	2001	1.239	1.052	17,881
	2000	1.410	1.239	19,493
	1999	1.208	1.410	20,820
	1998	1.000	1.208	22,226

19

CONDENSED FINANCIAL INFORMATION

1.45 M&E, .15 Adm., 1.90 PPF = 3.50% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class I Shares (12/97)	2002	1.128	0.848	-
	2001	1.330	1.128	-
	2000	1.515	1.330	-
	1999	1.299	1.515	-
	1998	1.000	1.299	-

Notes

The number of units outstanding for the 2001 yearend have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

20

INDEX ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-12682S	May 2003

21

ANNUAL REPORT
DECEMBER 31, 2002

                           THE TRAVELERS FUND BD III
                           FOR VARIABLE ANNUITIES

[TRAVELERS LIFE & ANNUITY LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Cityplace
   Hartford, CT  06103

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                           AIM V.I. PREMIER       GROWTH & INCOME
                                              CAPITAL APPRECIATION      MONEY MARKET         EQUITY FUND -          PORTFOLIO -
                                                      FUND               PORTFOLIO              SERIES I               CLASS B
                                              --------------------  --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                        $ 1,006,926          $10,802,450          $ 1,147,322          $    43,176

  Receivables:
  Dividends ....................................               --                3,928                   --                   --
                                                      -----------          -----------          -----------          -----------

    Total Assets ...............................        1,006,926           10,806,378            1,147,322               43,176
                                                      -----------          -----------          -----------          -----------

LIABILITIES:
  Payables:
    Insurance charges ..........................              145                1,632                  168                    7
    Administrative fees ........................               17                  179                   19                    1
    Equity protection fees .....................               --                   --                   --                   --
                                                      -----------          -----------          -----------          -----------

      Total Liabilities ........................              162                1,811                  187                    8
                                                      -----------          -----------          -----------          -----------

NET ASSETS: ....................................      $ 1,006,764          $10,804,567          $ 1,147,135          $    43,168
                                                      ===========          ===========          ===========          ===========

                        See Notes to Financial Statements
                                       -1-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                 PREMIER GROWTH     GLOBAL GROWTH FUND -     GROWTH FUND -      GROWTH-INCOME FUND -
                                              PORTFOLIO - CLASS B         CLASS 2               CLASS 2               CLASS 2
                                              --------------------  --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                       $1,497,292           $1,415,664           $2,329,239           $2,662,132

  Receivables:
  Dividends ....................................             --                   --                   --                   --
                                                     ----------           ----------           ----------           ----------

      Total Assets .............................      1,497,292            1,415,664            2,329,239            2,662,132
                                                     ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ..........................            223                  213                  353                  407
    Administrative fees ........................             25                   23                   38                   44
    Equity protection fees .....................             --                   --                   --                   --
                                                     ----------           ----------           ----------           ----------

      Total Liabilities ........................            248                  236                  391                  451
                                                     ----------           ----------           ----------           ----------

NET ASSETS: ....................................     $1,497,044           $1,415,428           $2,328,848           $2,661,681
                                                     ==========           ==========           ==========           ==========

                        See Notes to Financial Statements
                                       -2-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

   CREDIT SUISSE                                                                            APPRECIATION           SMALL CAP
  EMERGING MARKETS     VIP REIT SERIES -       EAFE(R)EQUITY                                 PORTFOLIO -          PORTFOLIO -
     PORTFOLIO           STANDARD CLASS          INDEX FUND       SMALL CAP INDEX FUND     INITIAL SHARES        INITIAL SHARES
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

      $43,670             $  930,951             $  139,581          $  553,252             $  693,846             $1,250,810

           --                     --                     --                  --                     --                     --
      -------             ----------             ----------          ----------             ----------             ----------

       43,670                930,951                139,581             553,252                693,846              1,250,810
      -------             ----------             ----------          ----------             ----------             ----------

            7                    132                     20                  77                     95                    178
            1                     15                      2                   9                     10                     20
           --                     --                     --                  --                     --                     --
      -------             ----------             ----------          ----------             ----------             ----------

            8                    147                     22                  86                    105                    198
      -------             ----------             ----------          ----------             ----------             ----------

      $43,662             $  930,804             $  139,559          $  553,166             $  693,741             $1,250,612
      =======             ==========             ==========          ==========             ==========             ==========

                        See Notes to Financial Statements
                                       -3-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                        MUTUAL SHARES      TEMPLETON FOREIGN      TEMPLETON GROWTH
                                               FRANKLIN SMALL CAP     SECURITIES FUND -    SECURITIES FUND -      SECURITIES FUND -
                                                 FUND - CLASS 2            CLASS 2              CLASS 2                CLASS 2
                                              --------------------  --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                      $518,352              $133,263              $266,360              $  2,813

Receivables:
  Dividends ..........................                    --                    --                    --                    --
                                                    --------              --------              --------              --------

    Total Assets .....................               518,352               133,263               266,360                 2,813
                                                    --------              --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ................                    79                    19                    39                  --
    Administrative fees ..............                     9                     2                     4                  --
    Equity protection fees ...........                  --                    --                    --                    --
                                                    --------              --------              --------              --------

      Total Liabilities ..............                    88                    21                    43                  --
                                                    --------              --------              --------              --------

NET ASSETS: ..........................              $518,264              $133,242              $266,317              $  2,813
                                                    ========              ========              ========              ========

                        See Notes to Financial Statements
                                       -4-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                EQUITY INDEX          EQUITY INDEX
    APPRECIATION      DIVERSIFIED STRATEGIC     PORTFOLIO -           PORTFOLIO -        FUNDAMENTAL VALUE       EMERGING GROWTH
      PORTFOLIO         INCOME PORTFOLIO       CLASS I SHARES        CLASS II SHARES         PORTFOLIO           FUND - CLASS I
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

      $1,475,619        $    669,940           $256,258,432           $  2,016,699           $  2,629,389           $     16,261

              --                  --                     --                     --                     --                     --
      ----------        ------------           ------------           ------------           ------------           ------------

       1,475,619             669,940            256,258,432              2,016,699              2,629,389                 16,261
      ----------        ------------           ------------           ------------           ------------           ------------

             219                 104                 35,239                    299                    399                      2
              24                  11                  4,194                     33                     43                     --
              --                  --                 44,787                     --                     --                     --
      ----------        ------------           ------------           ------------           ------------           ------------

             243                 115                 84,220                    332                    442                      2
      ----------        ------------           ------------           ------------           ------------           ------------

      $1,475,376        $    669,825           $256,174,212           $  2,016,367           $  2,628,947           $     16,259
      ==========        ============           ============           ============           ============           ============

                        See Notes to Financial Statements
                                       -5-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                     AGGRESSIVE GROWTH                          GLOBAL LIFE SCIENCES
                                                GROWTH & INCOME     PORTFOLIO - SERVICE   BALANCED PORTFOLIO -  PORTFOLIO - SERVICE
                                                FUND - CLASS I             SHARES            SERVICE SHARES            SHARES
                                              --------------------  --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                     $    8,603           $  266,923           $2,800,848              $  537,938

  Receivables:
    Dividends ...........................                  --                   --                   --                      --
                                                   ----------           ----------           ----------              ----------

      Total Assets ......................               8,603              266,923            2,800,848                 537,938
                                                   ----------           ----------           ----------              ----------

LIABILITIES:
  Payables:
    Insurance charges ...................                   1                   42                  398                      80
    Administrative fees .................                  --                    4                   46                       9
    Equity protection fees ..............                  --                   --                   --                      --
                                                   ----------           ----------           ----------              ----------

      Total Liabilities .................                   1                   46                  444                      89
                                                   ----------           ----------           ----------              ----------

NET ASSETS: .............................          $    8,602           $  266,877           $2,800,404              $  537,849
                                                   ==========           ==========           ==========              ==========

                        See Notes to Financial Statements
                                       -6-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                        PUTNAM VT
  GLOBAL TECHNOLOGY     WORLDWIDE GROWTH        TOTAL RETURN          INTERNATIONAL     PUTNAM VT SMALL CAP        PUTNAM VT
     PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           GROWTH FUND -         VALUE FUND -        VOYAGER II FUND -
   SERVICE SHARES        SERVICE SHARES     ADMINISTRATIVE CLASS     CLASS IB SHARES     CLASS IB SHARES        CLASS IB SHARES
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

   $414,465                 $   836,756         $11,750,940             $   283,575         $ 1,565,548             $   232,465

         --                          --                  --                      --                  --                      --
   --------                 -----------         -----------             -----------         -----------             -----------

    414,465                     836,756          11,750,940                 283,575           1,565,548                 232,465
    -------                 -----------         -----------             -----------         -----------             -----------

         61                         121               1,716                      43                 226                      33
          7                          14                 192                       4                  26                       4
         --                          --                  --                      --                  --                      --
    -------                 -----------         -----------             -----------         -----------             -----------

         68                         135               1,908                      47                 252                      37
    -------                 -----------         -----------             -----------         -----------             -----------

   $414,397                 $   836,621         $11,749,032             $   283,528         $ 1,565,296             $   232,428
   ========                 ===========         ===========             ===========         ===========             ===========

                        See Notes to Financial Statements
                                       -7-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                 CAPITAL FUND -       INVESTORS FUND -      LARGE CAP GROWTH      SMALL CAP GROWTH
                                                    CLASS I               CLASS I            FUND - CLASS I        FUND - CLASS I
                                              --------------------  --------------------  --------------------  --------------------
ASSETS:
Investments at market value:                      $4,247,585           $2,475,297               $   17,342           $1,068,835

Receivables:
  Dividends ...............................               --                   --                       --                   --
                                                  ----------           ----------               ----------           ----------

      Total Assets ........................        4,247,585            2,475,297                   17,342            1,068,835
                                                  ----------           ----------               ----------           ----------

LIABILITIES:
Payables:
  Insurance charges .......................              636                  367                        3                  162
  Administrative fees .....................               70                   40                       --                   18
  Equity protection fees ..................               --                   --                       --                   --
                                                  ----------           ----------               ----------           ----------

      Total Liabilities ...................              706                  407                        3                  180
                                                  ----------           ----------               ----------           ----------

NET ASSETS: ...............................       $4,246,879           $2,474,890               $   17,339           $1,068,655
                                                  ==========           ==========               ==========           ==========

                        See Notes to Financial Statements
                                       -8-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2002

                          SMITH BARNEY                            MULTIPLE DISCIPLINE   MULTIPLE DISCIPLINE   MULTIPLE DISCIPLINE
    SMITH BARNEY       PREMIER SELECTIONS   MULTIPLE DISCIPLINE       PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
   LARGE CAP CORE        ALL CAP GROWTH     PORTFOLIO - ALL CAP     BALANCED ALL CAP       GLOBAL ALL CAP          LARGE CAP
     PORTFOLIO             PORTFOLIO          GROWTH AND VALUE      GROWTH AND VALUE      GROWTH AND VALUE      GROWTH AND VALUE
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

      $98,799              $104,758               $787,146             $ 77,045               $175,761               $157,859

           --                    --                     --                   --                     --                     --
      -------              --------               --------             --------               --------               --------

       98,799               104,758                787,146               77,045                175,761                157,859
      -------              --------               --------             --------               --------               --------

           15                    16                    120                   12                     28                     25
            1                     1                     13                    2                      3                      3
           --                    --                     --                   --                     --                     --
      -------              --------               --------             --------               --------               --------

           16                    17                    133                   14                     31                     28
      -------              --------               --------             --------               --------               --------

      $98,783              $104,741               $787,013             $ 77,031               $175,730               $157,831
      =======              ========               ========             ========               ========               ========

                        See Notes to Financial Statements
                                       -9-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                  CONVERTIBLE
                                                   SECURITIES       DISCIPLINED MID CAP      EQUITY INCOME      FEDERATED HIGH YIELD
                                                   PORTFOLIO          STOCK PORTFOLIO          PORTFOLIO             PORTFOLIO
                                              --------------------  --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                     $1,079,813           $  724,921           $4,257,233             $1,068,602

  Receivables:
    Dividends ...........................                  --                   --                   --                     --
                                                   ----------           ----------           ----------             ----------

      Total Assets ......................           1,079,813              724,921            4,257,233              1,068,602
                                                   ----------           ----------           ----------             ----------

LIABILITIES:
  Payables:
    Insurance charges ...................                 153                  104                  618                    150
    Administrative fees .................                  18                   12                   70                     17
    Equity protection fees ..............                  --                   --                   --                     --
                                                   ----------           ----------           ----------             ----------

      Total Liabilities .................                 171                  116                  688                    167
                                                   ----------           ----------           ----------             ----------

NET ASSETS: .............................          $1,079,642           $  724,805           $4,256,545             $1,068,435
                                                   ==========           ==========           ==========             ==========

                        See Notes to Financial Statements
                                      -10-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

   FEDERATED STOCK                          LAZARD INTERNATIONAL      MFS EMERGING       MFS MID CAP GROWTH       MFS RESEARCH
      PORTFOLIO       LARGE CAP PORTFOLIO      STOCK PORTFOLIO      GROWTH PORTFOLIO          PORTFOLIO             PORTFOLIO
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $468,530            $647,699                  $211,229               $640,329            $662,611               $465,492

           --                  --                        --                     --                  --                     --
     --------            --------                  --------               --------            --------               --------

      468,530             647,699                   211,229                640,329             662,611                465,492
      -------            --------                  --------               --------            --------               --------

           67                  99                        29                     96                  93                     69
            8                  11                         4                     10                  10                      7
           --                  --                        --                     --                  --                     --
      -------            --------                  --------               --------            --------               --------

           75                 110                        33                    106                 103                     76
      -------            --------                  --------               --------            --------               --------

     $468,455            $647,589                  $211,196               $640,223            $662,508               $465,416
     ========            ========                  ========               ========            ========               ========

                        See Notes to Financial Statements
                                      -11-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                       AIM CAPITAL
                                              TRAVELERS QUALITY       APPRECIATION        ALLIANCE GROWTH       MFS TOTAL RETURN
                                                BOND PORTFOLIO          PORTFOLIO            PORTFOLIO              PORTFOLIO
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                    $5,308,110           $  625,838           $1,739,692             $8,526,828

  Receivables:
    Dividends ..............................              --                   --                   --                     --
                                                  ----------           ----------           ----------             ----------

      Total Assets .........................       5,308,110              625,838            1,739,692              8,526,828
                                                  ----------           ----------           ----------             ----------

LIABILITIES:
  Payables:
    Insurance charges ......................             760                   97                  256                  1,260
    Administrative fees ....................              87                   11                   28                    140
    Equity protection fees .................              --                   --                   --                     --
                                                  ----------           ----------           ----------             ----------

      Total Liabilities ....................             847                  108                  284                  1,400
                                                  ----------           ----------           ----------             ----------

NET ASSETS: ................................      $5,307,263           $  625,730           $1,739,408             $8,525,428
                                                  ==========           ==========           ==========             ==========

                        See Notes to Financial Statements
                                      -12-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                      SMITH BARNEY
                          SMITH BARNEY          SMITH BARNEY         INTERNATIONAL          SMITH BARNEY          SMITH BARNEY
 PUTNAM DIVERSIFIED    AGGRESSIVE GROWTH        HIGH INCOME          ALL CAP GROWTH       LARGE CAP VALUE     LARGE CAPITALIZATION
  INCOME PORTFOLIO         PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO          GROWTH PORTFOLIO
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $307,085             $3,932,214             $  675,271             $  212,412          $1,185,476             $1,775,923

           --                     --                     --                     --                  --                     --
     --------             ----------             ----------             ----------          ----------             ----------

      307,085              3,932,214                675,271                212,412           1,185,476              1,775,923
     --------             ----------             ----------             ----------          ----------             ----------

           45                    597                    101                     30                 179                    276
            5                     64                     11                      3                  19                     29
           --                     --                     --                     --                  --                     --
     --------             ----------             ----------             ----------          ----------             ----------

           50                    661                    112                     33                 198                    305
     --------             ----------             ----------             ----------          ----------             ----------

     $307,035             $3,931,553             $  675,159             $  212,379          $1,185,278             $1,775,618
     ========             ==========             ==========             ==========          ==========             ==========

                        See Notes to Financial Statements
                                      -13-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                  SMITH BARNEY          SMITH BARNEY           TRAVELERS                VAN
                                                  MID CAP CORE          MONEY MARKET         MANAGED INCOME       KAMPEN ENTERPRISE
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                              --------------------  --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                     $1,695,933           $4,182,772             $1,416,197           $   82,450

  Receivables:
    Dividends ............................                 --                1,355                     --                   --
                                                   ----------           ----------             ----------           ----------

      Total Assets .......................          1,695,933            4,184,127              1,416,197               82,450
                                                   ----------           ----------             ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ....................                254                  643                    217                   13
    Administrative fees ..................                 28                   69                     24                    1
    Equity protection fees ...............                 --                   --                     --                   --
                                                   ----------           ----------             ----------           ----------

      Total Liabilities ..................                282                  712                    241                   14
                                                   ----------           ----------             ----------           ----------

NET ASSETS: ..............................         $1,695,651           $4,183,415             $1,415,956           $   82,436
                                                   ==========           ==========             ==========           ==========

                        See Notes to Financial Statements
                                      -14-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                      SMITH BARNEY
                            EMERGING              ENTERPRISE           SMALL CAP           CONTRAFUND(R)          CONTRAFUND(R)
COMSTOCK PORTFOLIO -   GROWTH PORTFOLIO -        PORTFOLIO -      GROWTH OPPORTUNITIES      PORTFOLIO -           PORTFOLIO -
  CLASS II SHARES        CLASS I SHARES        CLASS II SHARES         PORTFOLIO           SERVICE CLASS        SERVICE CLASS 2
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $463,450             $  468,762             $    9,433             $  206,632          $  391,643             $1,770,249

           --                     --                     --                     --                  --                     --
     --------             ----------             ----------             ----------          ----------             ----------

      463,450                468,762                  9,433                206,632             391,643              1,770,249
      -------             ----------             ----------             ----------          ----------             ----------

           67                     71                      1                     30                  58                    257
            8                      8                     --                      4                   6                     29
           --                     --                     --                     --                  --                     --
      -------             ----------             ----------             ----------          ----------             ----------

           75                     79                      1                     34                  64                    286
      -------             ----------             ----------             ----------          ----------             ----------

     $463,375             $  468,683             $    9,432             $  206,598          $  391,579             $1,769,963
     ========             ==========             ==========             ==========          ==========             ==========

                        See Notes to Financial Statements
                                      -15-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                 DYNAMIC CAPITAL
                                                   APPRECIATION
                                                   PORTFOLIO -       MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2        SERVICE CLASS 2         COMBINED
                                              --------------------  --------------------  --------------------
ASSETS:
  Investments at market value:                    $    102,055         $    811,736             $362,528,547

  Receivables:
    Dividends ................................              --                   --                    5,283
                                                  ------------         ------------             ------------

      Total Assets ...........................         102,055              811,736              362,533,830
                                                  ------------         ------------             ------------

LIABILITIES:
  Payables:
    Insurance charges ........................              15                  120                   50,986
    Administrative fees ......................               1                   13                    5,935
    Equity protection fees ...................              --                   --                   44,787
                                                  ------------         ------------             ------------

      Total Liabilities ......................              16                  133                  101,708
                                                  ------------         ------------             ------------

NET ASSETS: ..................................    $    102,039         $    811,603             $362,432,122
                                                  ============         ============             ============

                        See Notes to Financial Statements
                                      -16-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                            AIM V.I. PREMIER
                                             CAPITAL APPRECIATION       MONEY MARKET        EQUITY FUND -        GROWTH & INCOME
                                                     FUND                PORTFOLIO             SERIES I        PORTFOLIO - CLASS B
                                             --------------------   -------------------- --------------------  --------------------
INVESTMENT INCOME:
  Dividends ..................................... $  18,241                $ 161,859          $   4,552             $      14
                                                  ---------                ---------          ---------             ---------

EXPENSES:
  Insurance charges .............................    15,347                  159,095             12,399                   109
  Administrative fees ...........................     1,743                   17,672              1,392                    11
  Equity protection fees ........................        --                       --                 --                    --
                                                  ---------                ---------          ---------             ---------

    Total expenses ..............................    17,090                  176,767             13,791                   120
                                                  ---------                ---------          ---------             ---------

        Net investment income (loss) ............     1,151                  (14,908)            (9,239)                 (106)
                                                  ---------                ---------          ---------             ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................        --                       --                 --                    87
    Realized gain (loss) on sale
      of investments ............................  (155,252)                      --            (12,565)                   (3)
                                                  ---------                ---------          ---------             ---------

      Realized gain (loss) ......................  (155,252)                      --            (12,565)                   84
                                                  ---------                ---------          ---------             ---------

    Change in unrealized gain (loss)
    on investments ..............................  (221,505)                      --           (309,252)                 (586)
                                                  ---------                ---------          ---------             ---------

  Net increase (decrease) in net assets
    resulting from operations ................... $(375,606)               $ (14,908)         $(331,056)            $    (608)
                                                  =========                =========          =========             =========

                        See Notes to Financial Statements
                                      -17-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                PREMIER GROWTH     GLOBAL GROWTH FUND -     GROWTH FUND -      GROWTH-INCOME FUND -
                                             PORTFOLIO - CLASS B         CLASS 2               CLASS 2               CLASS 2
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
  Dividends .................................... $      --             $  12,555             $     778             $  27,875
                                                 ---------             ---------             ---------             ---------

EXPENSES:
  Insurance charges ............................    21,272                18,540                31,667                32,134
  Administrative fees ..........................     2,344                 2,019                 3,428                 3,429
  Equity protection fees .......................        --                    --                    --                    --
                                                 ---------             ---------             ---------             ---------

    Total expenses .............................    23,616                20,559                35,095                35,563
                                                 ---------             ---------             ---------             ---------

      Net investment income (loss) .............   (23,616)               (8,004)              (34,317)               (7,688)
                                                 ---------             ---------             ---------             ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .................        --                    --                    --                    --
    Realized gain (loss) on sale
      of investments ...........................   (49,720)               (5,421)              (59,851)              (19,202)
                                                 ---------             ---------             ---------             ---------

    Realized gain (loss) .......................   (49,720)               (5,421)              (59,851)              (19,202)
                                                 ---------             ---------             ---------             ---------

  Change in unrealized gain (loss)
    on investments .............................  (529,310)             (229,899)             (607,764)             (491,929)
                                                 ---------             ---------             ---------             ---------

Net increase (decrease) in net assets
  resulting from operations .................... $(602,646)            $(243,324)            $(701,932)            $(518,819)
                                                 =========             =========             =========             =========

                        See Notes to Financial Statements
                                      -18-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

    CREDIT SUISSE                                                                          APPRECIATION           SMALL CAP
  EMERGING MARKETS     VIP REIT SERIES -    EAFE(R) EQUITY INDEX                            PORTFOLIO -           PORTFOLIO -
     PORTFOLIO           STANDARD CLASS             FUND          SMALL CAP INDEX FUND     INITIAL SHARES        INITIAL SHARES
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
      $    87              $  11,427              $   2,248           $   4,325              $   7,856              $     435
      -------              ---------              ---------           ---------              ---------              ---------

          894                  8,419                  1,739               7,313                  5,370                 11,723
          101                    972                    208                 874                    605                  1,336
           --                     --                     --                  --                     --                     --
      -------              ---------              ---------           ---------              ---------              ---------

          995                  9,391                  1,947               8,187                  5,975                 13,059
      -------              ---------              ---------           ---------              ---------              ---------

         (908)                 2,036                    301              (3,862)                 1,881                (12,624)
      -------              ---------              ---------           ---------              ---------              ---------

           --                  7,101                     --                 325                     --                     --
      (23,367)                (2,292)                (4,835)             (4,009)                (3,022)               (19,678)
      -------              ---------              ---------           ---------              ---------              ---------

      (23,367)                 4,809                 (4,835)             (3,684)                (3,022)               (19,678)
      -------              ---------              ---------           ---------              ---------              ---------

       24,488                (13,999)               (31,044)           (134,213)               (81,348)              (133,933)
      -------              ---------              ---------           ---------              ---------              ---------

      $   213              $  (7,154)             $ (35,578)          $(141,759)             $ (82,489)             $(166,235)
      =======              =========              =========           =========              =========              =========

                        See Notes to Financial Statements
                                      -19-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                    MUTUAL SHARES        TEMPLETON FOREIGN       TEMPLETON GROWTH
                                           FRANKLIN SMALL CAP     SECURITIES FUND -      SECURITIES FUND -      SECURITIES FUND -
                                             FUND - CLASS 2            CLASS 2                CLASS 2                CLASS 2
                                          --------------------   --------------------   --------------------   --------------------
INVESTMENT INCOME:
  Dividends ..................................... $   1,467           $      16              $   3,336              $      41
                                                  ---------           ---------              ---------              ---------

EXPENSES:
  Insurance charges .............................     7,664                 210                  2,780                     31
  Administrative fees ...........................       829                  24                    302                      4
  Equity protection fees ........................        --                  --                     --                     --
                                                  ---------           ---------              ---------              ---------

    Total expenses ..............................     8,493                 234                  3,082                     35
                                                  ---------           ---------              ---------              ---------

      Net investment income (loss) ..............    (7,026)               (218)                   254                      6
                                                  ---------           ---------              ---------              ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................        --                  39                     --                     40
    Realized gain (loss) on sale
      of investments ............................   (37,783)                 (2)                (2,217)                  (560)
                                                  ---------           ---------              ---------              ---------

      Realized gain (loss) ......................   (37,783)                 37                 (2,217)                  (520)
                                                  ---------           ---------              ---------              ---------

    Change in unrealized gain (loss)
      on investments ............................  (159,735)               (597)               (47,852)                  (284)
                                                  ---------           ---------              ---------              ---------

  Net increase (decrease) in net assets
    resulting from operations ................... $(204,544)          $    (778)             $ (49,815)             $    (798)
                                                  =========           =========              =========              =========

                        See Notes to Financial Statements
                                      -20-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                          DIVERSIFIED           EQUITY INDEX          EQUITY INDEX                              EMERGING GROWTH
    APPRECIATION        STRATEGIC INCOME        PORTFOLIO -           PORTFOLIO -        FUNDAMENTAL VALUE           FUND -
      PORTFOLIO            PORTFOLIO           CLASS I SHARES       CLASS II SHARES          PORTFOLIO              CLASS I
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
      $ 22,943            $     63,856         $  6,391,086            $     38,133         $     31,372         $         --
      --------            ------------         ------------            ------------         ------------         ------------

        17,670                   7,820            3,371,580                  25,738               32,933                   36
         1,946                     844              401,456                   2,849                3,559                    3
            --                      --            4,312,329                      --                   --                   --
      --------            ------------         ------------            ------------         ------------         ------------

        19,616                   8,664            8,085,365                  28,587               36,492                   39
      --------            ------------         ------------            ------------         ------------         ------------

         3,327                  55,192           (1,694,279)                  9,546               (5,120)                 (39)
      --------            ------------         ------------            ------------         ------------         ------------

            --                      --                   --                      --               49,078                  478

       (34,201)                 (9,581)          (1,404,097)               (102,813)             (86,640)                 (10)
      --------            ------------         ------------            ------------         ------------         ------------

       (34,201)                 (9,581)          (1,404,097)               (102,813)             (37,562)                 468
      --------            ------------         ------------            ------------         ------------         ------------

      (243,272)                (26,686)         (72,022,001)               (430,830)            (611,437)              (1,892)
      --------            ------------         ------------            ------------         ------------         ------------

      (274,146)           $     18,925         $(75,120,377)           $   (524,097)        $   (654,119)        $     (1,463)
      ========            ============         ============            ============         ============         ============

                        See Notes to Financial Statements
                                      -21-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                            GROWTH & INCOME       AGGRESSIVE GROWTH                            GLOBAL LIFE SCIENCES
                                                 FUND -              PORTFOLIO -        BALANCED PORTFOLIO -       PORTFOLIO -
                                                CLASS I             SERVICE SHARES         SERVICE SHARES         SERVICE SHARES
                                          --------------------   --------------------   --------------------   --------------------
INVESTMENT INCOME:
  Dividends ..................................   $      12              $      --            $  55,298                $      --
                                                 ---------              ---------            ---------                ---------

EXPENSES:
  Insurance charges ..........................          13                  3,685               32,957                    7,650
  Administrative fees ........................          --                    390                3,789                      832
  Equity protection fees .....................          --                     --                   --                       --
                                                 ---------              ---------            ---------                ---------

    Total expenses ...........................          13                  4,075               36,746                    8,482
                                                 ---------              ---------            ---------                ---------

      Net investment income (loss) ...........          (1)                (4,075)              18,552                   (8,482)
                                                 ---------              ---------            ---------                ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...............          48                     --                   --                       --
    Realized gain (loss) on sale
      of investments .........................          (2)                (5,676)             (32,697)                 (38,811)
                                                 ---------              ---------            ---------                ---------

      Realized gain (loss) ...................          46                 (5,676)             (32,697)                 (38,811)
                                                 ---------              ---------            ---------                ---------

    Change in unrealized gain (loss)
      on investments .........................        (364)               (80,439)            (210,095)                (156,542)
                                                 ---------              ---------            ---------                ---------

  Net increase (decrease) in net assets
    resulting from operations ................   $    (319)             $ (90,190)           $(224,240)               $(203,835)
                                                 =========              =========            =========                =========

                        See Notes to Financial Statements
                                      -22-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                       PUTNAM VT
 GLOBAL TECHNOLOGY      WORLDWIDE GROWTH        TOTAL RETURN         INTERNATIONAL      PUTNAM VT SMALL CAP        PUTNAM VT
    PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          GROWTH FUND -          VALUE FUND -       VOYAGER II FUND -
   SERVICE SHARES        SERVICE SHARES     ADMINISTRATIVE CLASS    CLASS IB SHARES       CLASS IB SHARES       CLASS IB SHARES
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
    $     --               $   5,716               $ 279,133          $   2,173               $   1,758               $      --
    --------               ---------               ---------          ---------               ---------               ---------

       5,939                  12,197                  92,886              4,388                  15,613                   2,296
         661                   1,370                  10,326                476                   1,752                     270
          --                      --                      --                 --                      --                      --
    --------               ---------               ---------          ---------               ---------               ---------

       6,600                  13,567                 103,212              4,864                  17,365                   2,566
    --------               ---------               ---------          ---------               ---------               ---------

      (6,600)                 (7,851)                175,921             (2,691)                (15,607)                 (2,566)
    --------               ---------               ---------          ---------               ---------               ---------

          --                      --                 138,482                 --                   8,600                      --
     (60,569)               (145,606)                  2,782            (21,761)                (19,264)                (10,672)
    --------               ---------               ---------          ---------               ---------               ---------

     (60,569)               (145,606)                141,264            (21,761)                (10,664)                (10,672)
    --------               ---------               ---------          ---------               ---------               ---------

    (176,354)               (135,235)                207,879             (5,201)               (262,260)                (50,869)
    --------               ---------               ---------          ---------               ---------               ---------

    (243,523)              $(288,692)              $ 525,064          $ (29,653)              $(288,531)              $ (64,107)
    ========               =========               =========          =========               =========               =========

                        See Notes to Financial Statements
                                      -23-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                             LARGE CAP              SMALL CAP
                                             CAPITAL FUND -        INVESTORS FUND -        GROWTH  FUND -          GROWTH FUND -
                                                CLASS I                CLASS I                CLASS I                CLASS I
                                          --------------------   --------------------   --------------------   --------------------
INVESTMENT INCOME:
  Dividends .................................   $    20,980            $    33,512            $        --            $      --
                                                -----------            -----------            -----------            -----------

EXPENSES:
  Insurance charges .........................        54,572                 27,947                     15                 14,475
  Administrative fees .......................         5,939                  3,061                      1                  1,559
  Equity protection fees ....................            --                     --                     --                   --
                                                -----------            -----------            -----------            -----------

    Total expenses ..........................        60,511                 31,008                     16                 16,034
                                                -----------            -----------            -----------            -----------

      Net investment income (loss) ..........       (39,531)                 2,504                    (16)               (16,034)
                                                -----------            -----------            -----------            -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..............            --                     --                     --                     --
    Realized gain (loss) on sale
      of investments ........................      (192,654)              (109,347)                    (2)               (60,718)
                                                -----------            -----------            -----------            -----------

      Realized gain (loss) ..................      (192,654)              (109,347)                    (2)               (60,718)
                                                -----------            -----------            -----------            -----------

    Change in unrealized gain (loss)
      on investments ........................    (1,062,773)              (432,251)                  (631)              (399,170)
                                                -----------            -----------            -----------            -----------

  Net increase (decrease) in net assets
    resulting from operations ...............   $(1,294,958)           $  (539,094)           $      (649)           $  (475,922)
                                                ===========            ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -24-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                  MULTIPLE DISCIPLINE   MULTIPLE DISCIPLINE   MULTIPLE DISCIPLINE
                      SMITH BARNEY PREMIER  MULTIPLE DISCIPLINE   PORTFOLIO - BALANCED   PORTFOLIO - GLOBAL       PORTFOLIO -
 SMITH BARNEY LARGE      SELECTIONS ALL     PORTFOLIO - ALL CAP    ALL CAP GROWTH AND    ALL CAP GROWTH AND        LARGE CAP
 CAP CORE PORTFOLIO   CAP GROWTH PORTFOLIO    GROWTH AND VALUE           VALUE                 VALUE            GROWTH AND VALUE
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
          637                $     40            $     --              $     --              $     --              $     --
      -------                --------            --------              --------              --------              --------

        1,218                     899               1,641                   132                   186                   290
          131                      97                 174                    14                    19                    30
           --                      --                  --                    --                    --                    --
      -------                --------            --------              --------              --------              --------

        1,349                     996               1,815                   146                   205                   320
      -------                --------            --------              --------              --------              --------

         (712)                   (956)             (1,815)                 (146)                 (205)                 (320)
      -------                --------            --------              --------              --------              --------

           --                      --                  --                    --                    --                    --
         (791)                 (1,933)                 25                    --                    (1)                  (21)
      -------                --------            --------              --------              --------              --------

         (791)                 (1,933)                 25                    --                    (1)                  (21)
      -------                --------            --------              --------              --------              --------

      (25,393)                (16,943)            (15,234)               (1,139)               (3,652)               (6,898)
      -------                --------            --------              --------              --------              --------

      (26,896)               $(19,832)           $(17,024)             $ (1,285)             $ (3,858)             $ (7,239)
      =======                ========            ========              ========              ========              ========

                        See Notes to Financial Statements
                                      -25-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                              CONVERTIBLE        DISCIPLINED MID CAP       EQUITY INCOME       FEDERATED HIGH YIELD
                                          SECURITIES PORTFOLIO     STOCK PORTFOLIO           PORTFOLIO              PORTFOLIO
                                          --------------------   --------------------   --------------------   --------------------
INVESTMENT INCOME:
  Dividends ................................    $  76,380             $   3,863                $  49,503             $ 131,414
                                                ---------             ---------                ---------             ---------

EXPENSES:
  Insurance charges ........................       12,119                 7,660                   48,452                 7,135
  Administrative fees ......................        1,395                   863                    5,426                   774
  Equity protection fees ...................           --                    --                       --                    --
                                                ---------             ---------                ---------             ---------

    Total expenses .........................       13,514                 8,523                   53,878                 7,909
                                                ---------             ---------                ---------             ---------

      Net investment income (loss) .........       62,866                (4,660)                  (4,375)              123,505
                                                ---------             ---------                ---------             ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .............        6,298                   678                       --                    --
    Realized gain (loss) on sale
      of investments .......................      (62,455)              (36,377)                 (66,218)               (7,805)
                                                ---------             ---------                ---------             ---------

      Realized gain (loss) .................      (56,157)              (35,699)                 (66,218)               (7,805)
                                                ---------             ---------                ---------             ---------

    Change in unrealized gain (loss)
      on investments .......................      (95,830)              (82,447)                (460,755)              (94,704)
                                                ---------             ---------                ---------             ---------

  Net increase (decrease) in net assets
    resulting from operations ..............    $ (89,121)            $(122,806)               $(531,348)            $  20,996
                                                =========             =========                =========             =========

                        See Notes to Financial Statements
                                      -26-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

  FEDERATED STOCK                           LAZARD INTERNATIONAL      MFS EMERGING       MFS MID CAP GROWTH       MFS RESEARCH
     PORTFOLIO        LARGE CAP PORTFOLIO     STOCK PORTFOLIO       GROWTH PORTFOLIO         PORTFOLIO             PORTFOLIO
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
    $  13,940             $   3,643             $   3,318             $      --             $      --              $   3,127
    ---------             ---------             ---------             ---------             ---------              ---------

        6,967                 8,201                 1,391                 8,476                 8,658                  5,648
          792                   883                   162                   929                   957                    628
           --                    --                    --                    --                    --                     --
    ---------             ---------             ---------             ---------             ---------              ---------

        7,759                 9,084                 1,553                 9,405                 9,615                  6,276
    ---------             ---------             ---------             ---------             ---------              ---------

        6,181                (5,441)                1,765                (9,405)               (9,615)                (3,149)
    ---------             ---------             ---------             ---------             ---------              ---------

           --                    --                    --                    --                    --                     --
      (45,279)              (39,752)              (51,788)              (78,833)             (118,373)                (8,491)
    ---------             ---------             ---------             ---------             ---------              ---------

      (45,279)              (39,752)              (51,788)              (78,833)             (118,373)                (8,491)
    ---------             ---------             ---------             ---------             ---------              ---------

      (86,529)             (119,553)               40,906              (180,636)             (307,114)              (115,843)
    ---------             ---------             ---------             ---------             ---------              ---------

    $(125,627)            $(164,746)            $  (9,117)            $(268,874)            $(435,102)             $(127,483)
    =========             =========             =========             =========             =========              =========

                        See Notes to Financial Statements
                                      -27-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                     AIM CAPITAL
                                           TRAVELERS QUALITY         APPRECIATION         ALLIANCE GROWTH        MFS TOTAL RETURN
                                             BOND PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO
                                          --------------------   --------------------   --------------------   --------------------
INVESTMENT INCOME:
  Dividends ................................   $   353,559           $        --           $    12,113           $   513,763
                                               -----------           -----------           -----------           -----------

EXPENSES:
  Insurance charges ........................        55,416                 6,460                22,844                93,734
  Administrative fees ......................         6,393                   682                 2,541                10,373
  Equity protection fees ...................            --                    --                    --                    --
                                               -----------           -----------           -----------           -----------

    Total expenses .........................        61,809                 7,142                25,385               104,107
                                               -----------           -----------           -----------           -----------

      Net investment income (loss) .........       291,750                (7,142)              (13,272)              409,656
                                               -----------           -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .............        72,925                    --                    --               311,457
    Realized gain (loss) on sale
      of investments .......................        (4,913)               (3,628)              (58,613)              (44,888)
                                               -----------           -----------           -----------           -----------

      Realized gain (loss) .................        68,012                (3,628)              (58,613)              266,569
                                               -----------           -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments .......................      (149,900)             (124,348)             (646,418)           (1,167,930)
                                               -----------           -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations ..............   $   209,862           $  (135,118)          $  (718,303)          $  (491,705)
                                               ===========           ===========           ===========           ===========

                        See Notes to Financial Statements
                                      -28-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      SMITH BARNEY
                          SMITH BARNEY                               INTERNATIONAL          SMITH BARNEY          SMITH BARNEY
 PUTNAM DIVERSIFIED    AGGRESSIVE GROWTH     SMITH BARNEY HIGH       ALL CAP GROWTH       LARGE CAP VALUE     LARGE CAPITALIZATION
  INCOME PORTFOLIO         PORTFOLIO          INCOME PORTFOLIO         PORTFOLIO             PORTFOLIO          GROWTH PORTFOLIO
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
      $70,308             $        --           $   166,189           $     2,461           $    55,494           $     7,315
      -------             -----------           -----------           -----------           -----------           -----------

        4,641                  54,522                 7,797                 2,999                16,792                24,051
          523                   5,907                   849                   343                 1,816                 2,558
           --                      --                    --                    --                    --                    --
      -------             -----------           -----------           -----------           -----------           -----------

        5,164                  60,429                 8,646                 3,342                18,608                26,609
      -------             -----------           -----------           -----------           -----------           -----------

       65,144                 (60,429)              157,543                  (881)               36,886               (19,294)
      -------             -----------           -----------           -----------           -----------           -----------

           --                      --                    --                    --                    --                    --
       (9,462)               (201,674)               (4,867)              (61,751)              (32,756)              (44,423)
      -------             -----------           -----------           -----------           -----------           -----------

       (9,462)               (201,674)               (4,867)              (61,751)              (32,756)              (44,423)
      -------             -----------           -----------           -----------           -----------           -----------

      (42,262)             (1,372,229)             (176,607)               (9,088)             (391,170)             (472,529)
      -------             -----------           -----------           -----------           -----------           -----------

      $13,420             $(1,634,332)          $   (23,931)          $   (71,720)          $  (387,040)          $  (536,246)
      =======             ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements
                                      -29-

                            THE TRAVELERS FUND BD III
                  FOR VARIABLE ANNUITIES FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                              SMITH BARNEY           SMITH BARNEY            TRAVELERS
                                              MID CAP CORE           MONEY MARKET          MANAGED INCOME           VAN KAMPEN
                                               PORTFOLIO              PORTFOLIO               PORTFOLIO        ENTERPRISE PORTFOLIO
                                          --------------------   --------------------   --------------------   --------------------
INVESTMENT INCOME:
  Dividends ...............................      $   1,896          $  38,103                $ 148,703                $     764
                                                 ---------          ---------                ---------                ---------

EXPENSES:
  Insurance charges .......................         23,152             42,773                   12,524                    1,167
  Administrative fees .....................          2,523              4,585                    1,343                      125
  Equity protection fees ..................             --                 --                       --                       --
                                                 ---------          ---------                ---------                ---------

    Total expenses ........................         25,675             47,358                   13,867                    1,292
                                                 ---------          ---------                ---------                ---------

      Net investment income (loss) ........        (23,779)            (9,255)                 134,836                     (528)
                                                 ---------          ---------                ---------                ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............             --                 --                   10,496                       --
    Realized gain (loss) on sale
      of investments ......................        (36,804)                --                   (1,964)                    (582)
                                                 ---------          ---------                ---------                ---------

      Realized gain (loss) ................        (36,804)                --                    8,532                     (582)
                                                 ---------          ---------                ---------                ---------

    Change in unrealized gain (loss)
      on investments ......................       (347,936)                --                 (113,053)                 (29,144)
                                                 ---------          ---------                ---------                ---------

  Net increase (decrease) in net assets
  resulting from operations ...............      $(408,519)         $  (9,255)               $  30,315                $ (30,254)
                                                 =========          =========                =========                =========

                        See Notes to Financial Statements
                                      -30-

                            THE TRAVELERS FUND BD III
                  FOR VARIABLE ANNUITIES FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      SMITH BARNEY
                        EMERGING GROWTH          ENTERPRISE         SMALL CAP GROWTH       CONTRAFUND(R)         CONTRAFUND(R)
COMSTOCK PORTFOLIO -      PORTFOLIO -            PORTFOLIO -         OPPORTUNITIES           PORTFOLIO -           PORTFOLIO -
  CLASS II SHARES        CLASS I SHARES       CLASS II SHARES          PORTFOLIO           SERVICE CLASS        SERVICE CLASS 2
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
    $    1,392               $   1,665           $      20               $      --           $   1,164               $   9,145
    ----------               ---------           ---------               ---------           ---------               ---------

         5,467                   7,156                 164                   2,015               3,564                  20,491
           614                     781                  17                     225                 390                   2,294
            --                      --                  --                      --                  --                      --
    ----------               ---------           ---------               ---------           ---------               ---------

         6,081                   7,937                 181                   2,240               3,954                  22,785
    ----------               ---------           ---------               ---------           ---------               ---------

        (4,689)                 (6,272)               (161)                 (2,240)             (2,790)                (13,640)
    ----------               ---------           ---------               ---------           ---------               ---------

         2,579                      --                  --                      --                  --                      --
       (20,261)                (19,190)             (5,277)                 (2,316)             (4,153)                (26,321)
    ----------               ---------           ---------               ---------           ---------               ---------

       (17,682)                (19,190)             (5,277)                 (2,316)             (4,153)                (26,321)
    ----------               ---------           ---------               ---------           ---------               ---------

       (76,356)               (186,949)               (479)                (52,989)            (27,508)               (139,981)
    ----------               ---------           ---------               ---------           ---------               ---------

    $  (98,727)              $(212,411)          $  (5,917)              $ (57,545)          $ (34,451)              $(179,942)
    ==========               =========           =========               =========           =========               =========

                        See Notes to Financial Statements
                                      -31-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                DYNAMIC CAPITAL
                                                  APPRECIATION
                                                  PORTFOLIO -       MID CAP PORTFOLIO -
                                                SERVICE CLASS 2       SERVICE CLASS 2           COMBINED
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
  Dividends ...............................      $        181            $      3,881            $  8,877,065
                                                 ------------            ------------            ------------

EXPENSES:
  Insurance charges .......................               850                   7,653               4,602,421
  Administrative fees .....................                94                     838                 537,464
  Equity protection fees ..................                --                      --               4,312,329
                                                 ------------            ------------            ------------

    Total expenses ........................               944                   8,491               9,452,214
                                                 ------------            ------------            ------------

      Net investment income (loss) ........              (763)                 (4,610)               (575,149)
                                                 ------------            ------------            ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                --                      --                 608,711
    Realized gain (loss) on sale
      of investments ......................                 8                  (5,016)             (3,839,061)
                                                 ------------            ------------            ------------

      Realized gain (loss) ................                 8                  (5,016)             (3,230,350)
                                                 ------------            ------------            ------------

    Change in unrealized gain (loss)
      on investments ......................            (1,999)                (63,101)            (86,232,925)
                                                 ------------            ------------            ------------

  Net increase (decrease) in net assets
    resulting from operations .............      $     (2,754)           $    (72,727)           $(90,038,424)
                                                 ============            ============            ============

                        See Notes to Financial Statements
                                      -32-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                AIM V.I. PREMIER
                                                  CAPITAL APPRECIATION FUND     MONEY MARKET PORTFOLIO      EQUITY FUND - SERIES I
                                                  -------------------------   ---------------------------   -----------------------
                                                     2002          2001           2002           2001          2002          2001
                                                  -----------   -----------   ------------   ------------   -----------   ---------
OPERATIONS:
  Net investment income (loss) ................  $     1,151   $    (5,250)  $    (14,908)  $     44,571   $    (9,239)  $  (1,303)
  Realized gain (loss) ........................     (155,252)       (6,613)            --             --       (12,565)     10,179
  Change in unrealized gain (loss)
    on investments ............................     (221,505)     (190,187)            --             --      (309,252)       (557)
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from operations ...............     (375,606)     (202,050)       (14,908)        44,571      (331,056)      8,319
                                                 -----------   -----------   ------------   ------------   -----------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...............      117,778     1,149,668      8,758,371     14,279,865       164,893     326,839
  Participant transfers from other
    funding options ...........................      283,039       318,773     12,439,436      3,540,205       801,610     242,178
  Administrative charges ......................         (371)          (61)        (2,387)          (232)         (295)         (9)
  Contract surrenders .........................     (159,607)       (7,100)      (223,726)       (85,640)      (15,862)     (2,752)
  Participant transfers to other
    funding options ...........................     (246,171)      (10,288)   (20,263,172)    (7,371,266)      (46,730)         --
  Other payments to participants ..............           --        (1,615)      (628,033)            --            --          --
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       (5,332)    1,449,377         80,489     10,362,932       903,616     566,256
                                                 -----------   -----------   ------------   ------------   -----------   ---------

      Net increase (decrease) in net assets ...     (380,938)    1,247,327         65,581     10,407,503       572,560     574,575

NET ASSETS:
    Beginning of year .........................    1,387,702       140,375     10,738,986        331,483       574,575          --
                                                 -----------   -----------   ------------   ------------   -----------   ---------
    End of year ...............................  $ 1,006,764   $ 1,387,702   $ 10,804,567   $ 10,738,986   $ 1,147,135   $ 574,575
                                                 ===========   ===========   ============   ============   ===========   =========

                        See Notes to Financial Statements
                                      -33-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                   PREMIER GROWTH
                                                      GROWTH & INCOME                PORTFOLIO -             GLOBAL GROWTH FUND -
                                                    PORTFOLIO - CLASS B                CLASS B                      CLASS 2
                                                 -------------------------   ---------------------------   -----------------------
                                                     2002          2001           2002           2001          2002        2001
                                                 -----------   -----------   ------------   ------------   -----------   ---------
OPERATIONS:
  Net investment income (loss) ................  $      (106)  $        --   $    (23,616)  $    (11,759)  $    (8,004)  $  (4,468)
  Realized gain (loss) ........................           84            --        (49,720)          (235)       (5,421)     17,916
  Change in unrealized gain (loss)
    on investments ............................         (586)           --       (529,310)       (93,907)     (229,899)     (6,445)
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from operations ...............         (608)           --       (602,646)      (105,901)     (243,324)      7,003
                                                 -----------   -----------   ------------   ------------   -----------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        3,536            --        192,399      1,020,983       280,741     908,713
  Participant transfers from other
    funding options ...........................       40,240            --        545,390        354,968       237,178     155,213
  Administrative charges ......................           --            --           (700)          (193)         (334)        (46)
  Contract surrenders .........................           --            --        (14,702)        (2,636)       (1,564)     (1,651)
  Participant transfers to other
    funding options ...........................           --            --       (134,568)       (94,411)         (866)    (33,887)
  Other payments to participants ..............           --            --         (7,853)        (6,481)       (7,151)         --
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       43,776            --        579,966      1,272,230       508,004   1,028,342
                                                 -----------   -----------   ------------   ------------   -----------   ---------

      Net increase (decrease) in net assets ...       43,168            --        (22,680)     1,166,329       264,680   1,035,345

NET ASSETS:
    Beginning of year .........................           --            --      1,519,724        353,395     1,150,748     115,403
                                                 -----------   -----------   ------------   ------------   -----------   ---------
    End of year ...............................  $    43,168   $        --   $  1,497,044   $  1,519,724   $ 1,415,428   $1,150,748
                                                 ===========   ===========   ============   ============   ===========   =========

                        See Notes to Financial Statements
                                      -34-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                    CREDIT SUISSE EMERGING            VIP REIT SERIES -
    GROWTH FUND - CLASS 2        GROWTH-INCOME FUND - CLASS 2         MARKETS PORTFOLIO                 STANDARD CLASS
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$     (34,317)  $      (9,331)  $      (7,688)  $      (3,923)  $        (908)  $      (1,496)  $       2,036   $      (1,117)
      (59,851)        135,939         (19,202)         29,275         (23,367)           (248)          4,809             381

     (607,764)       (149,447)       (491,929)          6,256          24,488         (24,311)        (13,999)         10,990
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

     (701,932)        (22,839)       (518,819)         31,608             213         (26,055)         (7,154)         10,254
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      819,065       1,365,822         690,002       1,359,080           4,024         211,458         230,957         189,417

      500,932         175,315         878,161         173,945         924,353           1,652         479,697          95,996
         (761)           (163)           (738)            (97)            (13)             --            (347)             (8)
      (20,328)         (2,920)        (17,777)         (4,789)       (153,823)             --         (15,272)           (663)

     (187,445)        (61,377)        (93,993)         (8,743)       (918,894)             --         (53,190)         (8,396)
           --         (11,658)             --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,111,463       1,465,019       1,455,655       1,519,396        (144,353)        213,110         641,845         276,346
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      409,531       1,442,180         936,836       1,551,004        (144,140)        187,055         634,691         286,600

    1,919,317         477,137       1,724,845         173,841         187,802             747         296,113           9,513
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   2,328,848   $   1,919,317   $   2,661,681   $   1,724,845   $      43,662   $     187,802   $     930,804   $     296,113
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
                                      -35-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                          APPRECIATION PORTFOLIO -
                                                  EAFE(R)EQUITY INDEX FUND      SMALL CAP INDEX FUND            INITIAL SHARES
                                                 -------------------------   ---------------------------   -----------------------
                                                     2002          2001           2002           2001          2002        2001
                                                 -----------   -----------   ------------   ------------   -----------   ---------
OPERATIONS:
  Net investment income (loss) ................  $       301   $    (2,316)  $     (3,862)  $     (3,878)  $     1,881   $     296
  Realized gain (loss) ........................       (4,835)       (9,887)        (3,684)        28,946        (3,022)       (308)
  Change in unrealized gain (loss)
    on investments ............................      (31,044)      (39,105)      (134,213)       (10,426)      (81,348)    (14,593)
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from operations ...............      (35,578)      (51,308)      (141,759)        14,642       (82,489)    (14,605)
                                                 -----------   -----------   ------------   ------------   -----------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       22,870        45,559         67,152        120,760        45,238     158,622
  Participant transfers from other
    funding options ...........................           --         2,103             --          9,780       489,461     109,386
  Administrative charges ......................          (71)          (45)          (150)          (116)         (107)        (13)
  Contract surrenders .........................       (2,561)           --         (5,067)        (2,974)       (1,322)        (12)
  Participant transfers to other
    funding options ...........................       (2,999)       (2,502)        (6,110)        (3,672)      (16,495)     (1,556)
  Other payments to participants ..............           --            --             --         (6,760)           --          --
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       17,239        45,115         55,825        117,018       516,775     266,427
                                                 -----------   -----------   ------------   ------------   -----------   ---------

      Net increase (decrease) in net assets ...      (18,339)       (6,193)       (85,934)       131,660       434,286     251,822

NET ASSETS:
    Beginning of year .........................      157,898       164,091        639,100        507,440       259,455       7,633
                                                 -----------   -----------   ------------   ------------   -----------   ---------
    End of year ...............................  $   139,559   $   157,898   $    553,166   $    639,100   $   693,741   $ 259,455
                                                 ===========   ===========   ============   ============   ===========   =========

                        See Notes to Financial Statements
                                      -36-

                            THE TRAVELERS FUND BD III
                  FOR VARIABLE ANNUITIES FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

    SMALL CAP PORTFOLIO -         FRANKLIN SMALL CAP FUND -             MUTUAL SHARES                 TEMPLETON FOREIGN
        INITIAL SHARES                     CLASS 2                SECURITIES FUND - CLASS 2       SECURITIES FUND - CLASS 2
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$     (12,624)  $      (2,486)  $      (7,026)  $      (1,752)  $        (218)  $          --   $         254   $         785
      (19,678)         34,134         (37,783)           (139)             37              --          (2,217)          7,684

     (133,933)        (30,976)       (159,735)         18,186            (597)             --         (47,852)        (17,055)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

     (166,235)            672        (204,544)         16,295            (778)             --         (49,815)         (8,586)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      154,434         553,692         135,590         401,793           2,000              --          64,063          81,001

      707,536         209,592         281,962          30,548         132,290              --         134,210          65,121
         (283)            (25)           (275)            (16)             --              --             (78)            (14)
      (32,289)         (1,155)         (2,081)             --            (270)             --          (4,526)           (142)

      (90,043)        (66,277)       (159,551)             --              --              --          (5,775)        (25,137)
      (20,039)             --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      719,316         695,827         255,645         432,325         134,020              --         187,894         120,829
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      553,081         696,499          51,101         448,620         133,242              --         138,079         112,243

      697,531           1,032         467,163          18,543              --              --         128,238          15,995
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,250,612   $     697,531   $     518,264   $     467,163   $     133,242   $          --   $     266,317   $     128,238
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
                                      -37-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      TEMPLETON GROWTH                                       DIVERSIFIED STRATEGIC
                                                 SECURITIES FUND - CLASS 2      APPRECIATION PORTFOLIO          INCOME PORTFOLIO
                                                 -------------------------   ---------------------------   -----------------------
                                                     2002          2001           2002           2001          2002        2001
                                                 -----------   -----------   ------------   ------------   -----------   ---------
OPERATIONS:
  Net investment income (loss) ................  $         6   $        --   $      3,327   $     (1,161)  $    55,192   $  16,656
  Realized gain (loss) ........................         (520)           --        (34,201)        (1,266)       (9,581)     (2,534)
  Change in unrealized gain (loss)
    on investments ............................         (284)           --       (243,272)        13,232       (26,686)    (15,941)
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from operations ...............         (798)           --       (274,146)        10,805        18,925      (1,819)
                                                 -----------   -----------   ------------   ------------   -----------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        2,000            --        330,312        567,511       141,867     148,354
  Participant transfers from other
    funding options ...........................       21,565            --        810,079        287,577       324,099     360,659
  Administrative charges ......................           --            --           (499)           (16)         (145)         (8)
  Contract surrenders .........................           --            --        (15,324)          (214)       (5,315)     (1,707)
  Participant transfers to other
    funding options ...........................      (19,954)           --       (233,940)       (35,289)     (190,471)   (104,371)
  Other payments to participants ..............           --            --             --             --            --     (20,243)
                                                 -----------   -----------   ------------   ------------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ........        3,611            --        890,628        819,569       270,035     382,684
                                                 -----------   -----------   ------------   ------------   -----------   ---------

      Net increase (decrease) in net assets ...        2,813            --        616,482        830,374       288,960     380,865

NET ASSETS:
    Beginning of year .........................           --            --        858,894         28,520       380,865          --
                                                 -----------   -----------   ------------   ------------   -----------   ---------
    End of year ...............................  $     2,813   $        --   $  1,475,376   $    858,894   $   669,825   $ 380,865
                                                 ===========   ===========   ============   ============   ===========   =========

                        See Notes to Financial Statements
                                      -38-

               THE TRAVELERS FUND BD III THE TRAVELERS FUND BD III
                  FOR VARIABLE ANNUITIES FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

   EQUITY INDEX PORTFOLIO -        EQUITY INDEX PORTFOLIO -                                         EMERGING GROWTH FUND -
        CLASS I SHARES                 CLASS II SHARES          FUNDAMENTAL VALUE PORTFOLIO                CLASS I
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  (1,694,279)  $  (5,416,342)  $       9,546   $      (4,851)  $      (5,120)  $      (2,874)  $         (39)  $          --
   (1,404,097)       (679,872)       (102,813)        (36,687)        (37,562)         19,719             468              --

  (72,022,001)    (34,530,811)       (430,830)        (34,917)       (611,437)         14,708          (1,892)             --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (75,120,377)    (40,627,025)       (524,097)        (76,455)       (654,119)         31,553          (1,463)             --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   57,065,714      78,875,959         615,912       1,142,880       1,375,868         898,334           6,731              --

       50,000          14,044       1,028,278         719,196       1,317,121         359,657          10,991              --
     (104,418)        (69,659)           (583)            (49)         (1,063)            (43)             --              --
   (5,686,570)     (8,132,134)        (44,905)         (4,940)        (33,427)         (8,284)             --              --

     (113,313)       (169,949)       (614,160)       (193,227)       (641,119)        (15,531)             --              --
   (2,840,455)     (1,955,502)        (31,483)             --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   48,370,958      68,562,759         953,059       1,663,860       2,017,380       1,234,133          17,722              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (26,749,419)     27,935,734         428,962       1,587,405       1,363,261       1,265,686          16,259              --

  282,923,631     254,987,897       1,587,405              --       1,265,686              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 256,174,212   $ 282,923,631   $   2,016,367   $   1,587,405   $   2,628,947   $   1,265,686   $      16,259   $          --
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
                                      -39-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                 AGGRESSIVE GROWTH
                                                  GROWTH & INCOME FUND -            PORTFOLIO -              BALANCED PORTFOLIO -
                                                         CLASS I                   SERVICE SHARES               SERVICE SHARES
                                                 -------------------------   ---------------------------   -----------------------
                                                     2002          2001           2002           2001          2002        2001
                                                 -----------   -----------   ------------   ------------   -----------   ---------
OPERATIONS:
  Net investment income (loss) ................  $        (1)  $        --  $     (4,075)  $     (1,233)  $    18,552   $    10,090
  Realized gain (loss) ........................           46            --        (5,676)          (359)      (32,697)       (4,476)
  Change in unrealized gain (loss)
    on investments ............................         (364)           --       (80,439)       (13,487)     (210,095)      (57,577)
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...............         (319)           --       (90,190)       (15,079)     (224,240)      (51,963)
                                                 -----------   -----------  ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        7,851            --        12,783        277,727       231,419     1,103,961
  Participant transfers from other
    funding options ...........................        1,070            --        83,741         13,861     1,091,886       612,577
  Administrative charges ......................           --            --          (103)           (26)         (677)         (165)
  Contract surrenders .........................           --            --        (1,991)            --       (59,613)      (16,061)
  Participant transfers to other
    funding options ...........................           --            --       (24,795)            --      (330,174)      (32,663)
  Other payments to participants ..............           --            --            --             --            --        (3,372)
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........        8,921            --        69,635        291,562       932,841     1,664,277
                                                 -----------   -----------  ------------   ------------   -----------   -----------

      Net increase (decrease) in net assets ...        8,602            --       (20,555)       276,483       708,601     1,612,314

NET ASSETS:
    Beginning of year .........................           --            --       287,432         10,949     2,091,803       479,489
                                                 -----------   -----------  ------------   ------------   -----------   -----------
    End of year ...............................  $     8,602   $        --  $    266,877   $    287,432   $ 2,800,404   $ 2,091,803
                                                 ===========   ===========  ============   ============   ===========   ===========

                        See Notes to Financial Statements
                                      -40-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

     GLOBAL LIFE SCIENCES
         PORTFOLIO -            GLOBAL TECHNOLOGY PORTFOLIO -    WORLDWIDE GROWTH PORTFOLIO -      TOTAL RETURN PORTFOLIO -
        SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES               ADMINISTRATIVE CLASS
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$      (8,482)  $      (3,006)  $      (6,600)  $      (2,002)  $      (7,851)  $      (6,030)  $     175,921   $      18,069
      (38,811)        (14,784)        (60,569)        (26,101)       (145,606)         (8,670)        141,264          42,454

     (156,542)         10,565        (176,354)        (13,817)       (135,235)       (105,488)        207,879         (32,297)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

     (203,835)         (7,225)       (243,523)        (41,920)       (288,692)       (120,188)        525,064          28,226
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       55,216         216,898          60,732         278,572         129,626         465,199       3,064,572       1,572,234

      361,983         410,475         248,205         274,582         614,289         277,515       8,217,044         816,210
         (149)             (9)           (135)            (18)           (351)            (60)         (1,806)            (54)
       (8,951)         (1,772)         (7,907)         (2,107)        (12,811)         (5,017)       (203,414)         (7,060)

     (111,924)       (144,363)        (95,077)        (78,210)       (491,230)        (18,021)     (2,169,040)        (82,188)
      (29,630)             --              --              --         (18,195)             --         (10,756)             --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      266,545         481,229         205,818         472,819         221,328         719,616       8,896,600       2,299,142
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       62,710         474,004         (37,705)        430,899         (67,364)        599,428       9,421,664       2,327,368

      475,139           1,135         452,102          21,203         903,985         304,557       2,327,368              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$     537,849   $     475,139   $     414,397   $     452,102   $     836,621   $     903,985   $  11,749,032   $   2,327,368
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
                                      -41-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                  PUTNAM VT INTERNATIONAL           PUTNAM VT                     PUTNAM VT
                                                       GROWTH FUND -          SMALL CAP VALUE FUND -          VOYAGER II FUND -
                                                      CLASS IB SHARES            CLASS IB SHARES               CLASS IB SHARES
                                                 -------------------------  ---------------------------   -------------------------
                                                     2002          2001          2002           2001          2002          2001
                                                 -----------   -----------  ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ................  $    (2,691)  $    (1,049) $    (15,607)  $     (1,218)  $    (2,566)  $      (248)
  Realized gain (loss) ........................      (21,761)        8,627       (10,664)        (1,812)      (10,672)         (210)
  Change in unrealized gain (loss)
    on investments ............................       (5,201)        5,023      (262,260)        36,345       (50,869)        2,400
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...............      (29,653)       12,601      (288,531)        33,315       (64,107)        1,942
                                                 -----------   -----------  ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       55,194       178,411       473,688        327,328        27,328        25,509
  Participant transfers from other
    funding options ...........................    4,036,301     1,241,121     1,184,097        132,135       222,547        62,623
  Administrative charges ......................         (126)          (11)         (309)            (4)          (45)           (1)
  Contract surrenders .........................       (9,606)       (6,534)      (19,222)          (500)       (4,651)           --
  Participant transfers to other
    funding options ...........................   (4,059,946)   (1,134,224)     (249,201)       (15,577)      (37,956)         (761)
  Other payments to participants ..............           --            --       (11,923)            --            --            --
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       21,817       278,763     1,377,130        443,382       207,223        87,370
                                                 -----------   -----------  ------------   ------------   -----------   -----------

      Net increase (decrease) in net assets ...       (7,836)      291,364     1,088,599        476,697       143,116        89,312

NET ASSETS:
    Beginning of year .........................      291,364            --       476,697             --        89,312            --
                                                 -----------   -----------  ------------   ------------   -----------   -----------
    End of year ...............................  $   283,528   $   291,364  $  1,565,296   $    476,697   $   232,428   $    89,312
                                                 ===========   ===========  ============   ============   ===========   ===========

                        See Notes to Financial Statements
                                      -42-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                   LARGE CAP GROWTH FUND -         SMALL CAP GROWTH FUND -
    CAPITAL FUND - CLASS I        INVESTORS FUND - CLASS I                CLASS I                         CLASS I
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$     (39,531)  $       6,441   $       2,504   $       3,062   $         (16)  $          --   $     (16,034)  $      (2,648)
     (192,654)         (4,183)       (109,347)         (2,853)             (2)             --         (60,718)         (1,328)

   (1,062,773)         29,475        (432,251)        (12,295)           (631)             --        (399,170)         49,114
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (1,294,958)         31,733        (539,094)        (12,086)           (649)             --        (475,922)         45,138
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,001,405       1,618,477         545,085         802,057           2,326              --         123,424         285,006

    2,481,736       1,110,299       1,806,684         545,055          15,662              --         960,650         390,270
       (1,484)            (90)           (606)            (32)             --              --            (187)             (5)
      (89,205)         (7,280)       (182,043)         (2,787)             --              --          (8,655)            734

     (505,199)        (28,734)       (430,012)        (24,200)             --              --        (218,822)           (927)
      (66,575)         (3,246)        (31,518)         (1,613)             --              --         (28,796)         (3,253)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    2,820,678       2,689,426       1,707,590       1,318,480          17,988              --         827,614         671,825
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,525,720       2,721,159       1,168,496       1,306,394          17,339              --         351,692         716,963

    2,721,159              --       1,306,394              --              --              --         716,963              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   4,246,879   $   2,721,159   $   2,474,890   $   1,306,394   $      17,339   $          --   $   1,068,655   $     716,963
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
                                      -43-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        SMITH BARNEY                SMITH BARNEY             MULTIPLE DISCIPLINE
                                                       LARGE CAP CORE            PREMIER SELECTIONS          PORTFOLIO - ALL CAP
                                                         PORTFOLIO            ALL CAP GROWTH PORTFOLIO         GROWTH AND VALUE
                                                 -------------------------  ---------------------------   -------------------------
                                                     2002          2001          2002           2001          2002          2001
                                                 -----------   -----------  ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ................  $      (712)  $      (106) $       (956)  $       (170)  $    (1,815)  $        --
  Realized gain (loss) ........................         (791)           (1)       (1,933)        (1,100)           25            --
  Change in unrealized gain (loss)
    on investments ............................      (25,393)          620       (16,943)          (472)      (15,234)           --
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...............      (26,896)          513       (19,832)        (1,742)      (17,024)           --
                                                 -----------   -----------  ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       52,771        14,206            --         29,206       147,758            --
  Participant transfers from other
    funding options ...........................       48,004        13,253       106,196         17,864       659,230            --
  Administrative charges ......................          (24)           (2)          (10)            (1)           --            --
  Contract surrenders .........................       (3,042)           --            --             --        (2,951)           --
  Participant transfers to other
    funding options ...........................           --            --       (18,794)            --            --            --
  Other payments to participants ..............           --            --            --         (8,146)           --            --
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       97,709        27,457        87,392         38,923       804,037            --
                                                 -----------   -----------  ------------   ------------   -----------   -----------

      Net increase (decrease) in net assets ...       70,813        27,970        67,560         37,181       787,013            --

NET ASSETS:
    Beginning of year .........................       27,970            --        37,181             --            --            --
                                                 -----------   -----------  ------------   ------------   -----------   -----------
    End of year ...............................  $    98,783   $    27,970  $    104,741   $     37,181   $   787,013   $        --
                                                 ===========   ===========  ============   ============   ===========   ===========

                        See Notes to Financial Statements
                                      -44-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

     MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
 PORTFOLIO - BALANCED ALL CAP     PORTFOLIO - GLOBAL ALL CAP        PORTFOLIO - LARGE CAP                CONVERTIBLE
       GROWTH AND VALUE                GROWTH AND VALUE                GROWTH AND VALUE              SECURITIES PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$        (146)  $          --   $        (205)  $          --   $        (320)  $          --   $      62,866   $       8,253
           --              --              (1)             --             (21)             --         (56,157)         16,485

       (1,139)             --          (3,652)             --          (6,898)             --         (95,830)        (61,875)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       (1,285)             --          (3,858)             --          (7,239)             --         (89,121)        (37,137)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        1,550              --         161,882              --           1,000              --         137,408         844,827

       76,766              --          17,706              --         165,793              --         460,977         286,459
           --              --              --              --              --              --            (220)            (29)
           --              --              --              --          (1,723)             --        (324,546)         (2,403)

           --              --              --              --              --              --        (124,133)       (145,719)
           --              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       78,316              --         179,588              --         165,070              --         149,486         983,135
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       77,031              --         175,730              --         157,831              --          60,365         945,998

           --              --              --              --              --              --       1,019,277          73,279
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$      77,031   $          --   $     175,730   $          --   $     157,831   $          --   $   1,079,642   $   1,019,277
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
                                      -45-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        DISCIPLINED                 DISCIPLINED
                                                  MID CAP STOCK PORTFOLIO    SMALL CAP STOCK PORTFOLIO     EQUITY INCOME PORTFOLIO
                                                 -------------------------  ---------------------------   -------------------------
                                                     2002          2001          2002           2001          2002          2001
                                                 -----------   -----------  ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ................  $    (4,660)  $    (1,458) $         --   $       (175)  $    (4,375)  $    14,117
  Realized gain (loss) ........................      (35,699)       14,555            --         (2,980)      (66,218)      (24,003)
  Change in unrealized gain (loss)
    on investments ............................      (82,447)       (9,766)           --             --      (460,755)      (43,851)
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...............     (122,806)        3,331            --         (3,155)     (531,348)      (53,737)
                                                 -----------   -----------  ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............      112,572       227,774            --         36,722       432,470     1,884,243
  Participant transfers from other
    funding options ...........................      529,214       209,023            --         17,632     2,089,912     1,246,586
  Administrative charges ......................         (244)          (11)           --             (2)       (1,220)         (109)
  Contract surrenders .........................      (20,900)       (4,428)           --             (7)      (58,802)      (11,678)
  Participant transfers to other
    funding options ...........................     (205,188)       (4,579)           --        (51,190)     (563,155)     (356,815)
  Other payments to participants ..............           --            --            --             --       (57,102)           --
                                                 -----------   -----------  ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      415,454       427,779            --          3,155     1,842,103     2,762,227
                                                 -----------   -----------  ------------   ------------   -----------   -----------

      Net increase (decrease) in net assets ...      292,648       431,110            --             --     1,310,755     2,708,490

NET ASSETS:
    Beginning of year .........................      432,157         1,047            --             --     2,945,790       237,300
                                                 -----------   -----------  ------------   ------------   -----------   -----------
    End of year ...............................  $   724,805   $   432,157  $         --   $         --   $ 4,256,545   $ 2,945,790
                                                 ===========   ===========  ============   ============   ===========   ===========

                        See Notes to Financial Statements
                                     -46-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

          FEDERATED                       FEDERATED                                                         LAZARD
     HIGH YIELD PORTFOLIO              STOCK PORTFOLIO               LARGE CAP PORTFOLIO        INTERNATIONAL STOCK PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$     123,505   $      29,305   $       6,181   $       1,475   $      (5,441)  $      (1,578)  $       1,765   $      (1,299)
       (7,805)           (970)        (45,279)         10,860         (39,752)        (35,717)        (51,788)          7,408

      (94,704)        (32,908)        (86,529)        (22,920)       (119,553)        (26,115)         40,906         (43,579)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       20,996          (4,573)       (125,627)        (10,585)       (164,746)        (63,410)         (9,117)        (37,470)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      361,464         170,915         146,626         513,555         104,394         524,310           9,183         235,085

      397,611         175,700         214,751         243,113         355,854          91,721       1,213,868           9,887
          (70)             (1)           (130)            (10)           (320)            (88)            (59)             (1)
       (3,070)           (438)       (330,524)           (829)         (7,306)         (2,723)       (132,611)           (697)

      (50,868)           (165)       (121,618)        (24,584)        (99,824)       (136,613)     (1,077,345)           (469)
           --              --         (36,729)             --         (31,402)             --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      705,067         346,011        (127,624)        731,245         321,396         476,607          13,036         243,805
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      726,063         341,438        (253,251)        720,660         156,650         413,197           3,919         206,335

      342,372             934         721,706           1,046         490,939          77,742         207,277             942
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,068,435   $     342,372   $     468,455   $     721,706   $     647,589   $     490,939   $     211,196   $     207,277
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
                                      -47-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                           MFS EMERGING                MFS MID CAP                 MFS RESEARCH
                                                         GROWTH PORTFOLIO            GROWTH PORTFOLIO                PORTFOLIO
                                                     -----------------------    ------------------------     -----------------------
                                                         2002         2001          2002          2001          2002           2001
                                                         ----         ----          ----          ----          ----           ----
OPERATIONS:
   Net investment income (loss) ................    $  (9,405)    $  (4,695)    $  (9,615)    $  (3,427)    $  (3,149)    $  (1,948)
   Realized gain (loss) ........................      (78,833)       92,704      (118,373)       10,379        (8,491)        9,589
   Change in unrealized gain (loss)
      on investments ...........................     (180,636)     (182,412)     (307,114)      (50,517)     (115,843)      (24,695)
                                                    ---------     ---------     ---------     ---------     ---------     ---------

      Net increase (decrease) in net assets
         resulting from operations .............     (268,874)      (94,403)     (435,102)      (43,565)     (127,483)      (17,054)
                                                    ---------     ---------     ---------     ---------     ---------     ---------

UNIT TRANSACTIONS:
   Participant purchase payments ...............      106,367       422,984        42,316       423,263        38,688       227,730
   Participant transfers from other
      funding options ..........................      289,718       135,090       584,003       580,622       210,151       134,451
   Administrative charges ......................         (257)          (73)         (258)          (24)         (156)          (18)
   Contract surrenders .........................       (8,025)        3,837       (18,591)         (836)       (2,983)          (16)
   Participant transfers to other
      funding options ..........................      (96,210)      (20,938)     (264,398)     (195,410)      (13,162)       (7,280)
   Other payments to participants ..............         --            --         (25,987)         --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------

   Net increase (decrease) in net assets
      resulting from unit transactions ..........     291,593       540,900       317,085       807,615       232,538       354,867
                                                     ---------     ---------     ---------     ---------     ---------     ---------

      Net increase (decrease) in net assets ....       22,719       446,497      (118,017)      764,050       105,055       337,813

NET ASSETS:
   Beginning of year ...........................      617,504       171,007       780,525        16,475       360,361        22,548
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   End of year .................................    $ 640,223     $ 617,504     $ 662,508     $ 780,525     $ 465,416     $ 360,361
                                                    =========     =========     =========     =========     =========     =========

                         See Notes to Financial Statements
                                     -48-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

          TRAVELERS QUALITY            AIM CAPITAL APPRECIATION            ALLIANCE GROWTH                MFS TOTAL RETURN
           BOND PORTFOLIO                      PORTFOLIO                      PORTFOLIO                       PORTFOLIO
     ---------------------------      --------------------------      -------------------------     ---------------------------
          2002           2001            2002            2001            2002            2001            2002            2001
          ----           ----            ----            ----            ----            ----            ----            ----
     $  291,750      $   33,445       $  (7,142)       $   (676)      $ (13,272)      $  (8,596)    $   409,656      $      465
         68,012             877          (3,628)            119         (58,613)         43,919         266,569          12,188

       (149,900)        (46,202)       (124,348)         14,136        (646,418)       (103,874)     (1,167,930)         10,529
     ----------      ----------       ---------        --------      ----------      ----------     -----------      ----------

        209,862         (11,880)       (135,118)         13,579        (718,303)        (68,551)       (491,705)         23,182
     ----------      ----------       ---------        --------      ----------      ----------     -----------      ----------

      1,403,065       1,361,847         304,155          87,505         498,805       1,163,952       1,206,040       3,041,206

      3,680,150       1,603,287         271,224         108,013         523,829         441,378       3,836,498       2,148,149
         (1,043)           (103)            (91)              -            (657)           (144)         (2,202)           (206)
       (150,752)         15,296          (6,533)         (1,710)        (36,133)         (5,240)       (135,636)        (21,181)

     (2,752,195)       (142,284)        (15,294)              -        (105,302)        (10,597)       (762,512)       (408,809)
        (52,382)              -               -               -         (21,626)         (6,211)        (65,596)        (28,877)
     ----------      ----------       ---------        --------      ----------      ----------     -----------      ----------

      2,126,843       2,838,043         553,461         193,808         858,916       1,583,138       4,076,592       4,730,282
     ----------      ----------       ---------        --------      ----------      ----------     -----------      ----------

      2,336,705       2,826,163         418,343         207,387         140,613       1,514,587       3,584,887       4,753,464

      2,970,558         144,395         207,387               -       1,598,795          84,208       4,940,541         187,077
     ----------      ----------       ---------        --------      ----------      ----------     -----------      ----------
     $5,307,263      $2,970,558       $ 625,730        $207,387      $1,739,408      $1,598,795     $ 8,525,428      $4,940,541
     ==========      ==========       =========        ========      ==========      ==========     ===========      ==========

                         See Notes to Financial Statements
                                     -49-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      PUTNAM DIVERSIFIED       SMITH BARNEY AGGRESSIVE       SMITH BARNEY HIGH
                                                       INCOME PORTF0LIO           GROWTH PORTFOLIO           INCOME PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2002          2001          2002          2001          2002          2001
                                                  -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ................  $    65,144   $    29,581   $   (60,429)  $   (18,745)  $   157,543   $     4,560
   Realized gain (loss) ........................       (9,462)       (3,893)     (201,674)        8,182        (4,867)         (285)
   Change in unrealized gain (loss)
      on investments ...........................      (42,262)      (19,843)   (1,372,229)        8,015      (176,607)       (5,027)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations .............       13,420         5,845    (1,634,332)       (2,548)      (23,931)         (752)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ...............      (17,339)      498,050       894,959     2,727,420       202,258       236,544
   Participant transfers from other
      funding options ..........................       96,891       127,092     1,693,449       877,387       226,547       120,837
   Administrative charges ......................          (40)         --          (1,591)         (192)         (122)           (7)
   Contract surrenders .........................     (355,045)         --         (40,358)      (38,351)       (6,025)       (2,866)
   Participant transfers to other
      funding options ..........................      (19,870)      (50,845)     (638,153)     (154,145)      (77,324)         --
   Other payments to participants ..............         --            --          (7,059)         --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
          resulting from unit transactions .....     (295,403)      574,297     1,901,247     3,412,119       345,334       354,508
                                                  -----------   -----------   -----------   -----------   -----------   -----------

         Net increase (decrease) in net assets .     (281,983)      580,142       266,915     3,409,571       321,403       353,756

NET ASSETS:
   Beginning of year ...........................      589,018         8,876     3,664,638       255,067       353,756          --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of year .................................  $   307,035   $   589,018   $ 3,931,553   $ 3,664,638   $   675,159   $   353,756
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                         See Notes to Financial Statements
                                     -50-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

      SMITH BARNEY INTERNATIONAL     SMITH BARNEY LARGE CAP VALUE        SMITH BARNEY LARGE            SMITH BARNEY MID CAP
       ALL CAP GROWTH PORTFOLIO                PORTFOLIO           CAPITALIZATION GROWTH PORTFOLIO        CORE PORTFOLIO
     ----------------------------  ------------------------------- ------------------------------- -------------------------------
         2002            2001            2002            2001            2002            2001            2002            2001
         ----            ----            ----            ----            ----            ----            ----            ----
     $    (881)      $  (2,845)    $    36,886       $    (845)    $   (19,294)    $    (6,031)    $   (23,779)      $  (5,130)
       (61,751)        (17,785)        (32,756)         10,850         (44,423)         (3,558)        (36,804)           (223)

        (9,088)        (51,505)       (391,170)        (33,621)       (472,529)         (3,386)       (347,936)         13,358
     ----------      ----------    ------------      ----------    ------------    ------------    ------------      ----------

       (71,720)        (72,135)       (387,040)        (23,616)       (536,246)        (12,975)       (408,519)          8,005
     ----------      ----------    ------------      ----------    ------------    ------------    ------------      ----------

           616          81,366         139,248         613,537         393,041         527,893         618,083         648,478

       188,181          75,270         589,703         344,045         972,511         604,246         761,105         258,804
          (121)            (26)           (501)            (68)           (600)           (110)           (580)            (82)
        (5,504)         (3,797)        (16,347)         (2,436)        (28,067)         (6,203)        (38,289)         (7,962)

      (138,578)        (38,453)       (124,772)        (13,071)       (176,636)        (23,781)       (219,680)         (7,476)
             -               -               -         (13,354)        (13,822)              -               -               -
     ----------      ----------    ------------      ----------    ------------    ------------    ------------      ----------

        44,594         114,360         587,331         928,653       1,146,427       1,102,045       1,120,639         891,762
     ----------      ----------    ------------      ----------    ------------    ------------    ------------      ----------

       (27,126)         42,225         200,291         905,037         610,181       1,089,070         712,120         899,767

       239,505         197,280         984,987          79,950       1,165,437          76,367         983,531          83,764
     ----------      ----------    ------------      ----------    ------------    ------------    ------------      ----------
     $ 212,379       $ 239,505     $ 1,185,278       $ 984,987     $ 1,775,618     $ 1,165,437     $ 1,695,651       $ 983,531
     ==========      ==========    ============      ==========    ============    ============    ============      ==========

                         See Notes to Financial Statements
                                     -51-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES
                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       SMITH BARNEY MONEY          TRAVELERS MANAGED               VAN KAMPEN
                                                        MARKET PORTFOLIO           INCOME PORTFOLIO           ENTERPRISE PORTFOLIO
                                                    ------------------------    ------------------------    ------------------------
                                                       2002           2001          2002         2001          2002           2001
                                                       ----           ----          ----         ----          ----           ----
OPERATIONS:
   Net investment income (loss) ................    $  (9,255)    $   4,993     $ 134,836     $     595     $    (528)    $    (465)
   Realized gain (loss) ........................         --            --           8,532            (7)         (582)        8,428
   Change in unrealized gain (loss)
      on investments ...........................         --            --        (113,053)       (4,553)      (29,144)       (8,792)
                                                   ----------    ----------    ----------    ----------     ---------     ---------

      Net increase (decrease) in net assets
         resulting from operations .............       (9,255)        4,993        30,315        (3,965)      (30,254)         (829)
                                                   ----------    ----------    ----------    ----------     ---------     ---------

UNIT TRANSACTIONS:
   Participant purchase payments ...............    1,584,700     2,076,230       116,102       128,527        13,567        53,489
   Participant transfers from other
      funding options ..........................    2,779,957       519,770       984,226       230,392        24,174        18,097
   Administrative charges ......................         (710)          (42)         (335)           (9)          (51)          (17)
   Contract surrenders ..........................      (7,377)         (171)       (9,506)         --            (553)         --
   Participant transfers to other
      funding options ..........................   (1,707,192)     (912,205)      (59,791)         --             (57)           (2)
   Other payments to participants ..............     (154,992)         --            --            --            --            --
                                                   ----------    ----------    ----------    ----------     ---------     ---------

      Net increase (decrease) in net assets
         resulting from unit transactions ......    2,494,386     1,683,582     1,030,696       358,910        37,080        71,567
                                                   ----------    ----------    ----------    ----------     ---------     ---------

         Net increase (decrease) in net assets .    2,485,131     1,688,575     1,061,011       354,945         6,826        70,738

NET ASSETS:
   Beginning of year ...........................    1,698,284         9,709       354,945          --          75,610         4,872
                                                   ----------    ----------    ----------    ----------     ---------     ---------
   End of year .................................   $4,183,415    $1,698,284    $1,415,956     $ 354,945     $  82,436     $  75,610
                                                   ==========    ==========    ==========     =========     =========     =========

                         See Notes to Financial Statements
                                     -52-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

           COMSTOCK PORTFOLIO -         EMERGING GROWTH PORTFOLIO -        ENTERPRISE PORTFOLIO        SMITH BARNEY SMALL CAP GROWTH
             CLASS II SHARES                  CLASS I SHARES                 CLASS II SHARES              OPPORTUNITIES PORTFOLIO
       --------------------------       ------------------------          -----------------------      -----------------------------
           2002            2001            2002            2001            2002            2001            2002            2001
           ----            ----            ----            ----            ----            ----            ----            ----
        $ (4,689)         $ (367)       $ (6,272)       $ (3,153)         $ (161)          $ (20)       $ (2,240)          $ (29)
         (17,682)         (1,630)        (19,190)         (4,476)         (5,277)             (5)         (2,316)             (4)

         (76,356)          2,954        (186,949)        (44,867)           (479)           (164)        (52,989)            177
       ---------       ---------       ---------       ----------        --------        -------       ---------         -------

         (98,727)            957        (212,411)        (52,496)         (5,917)           (189)        (57,545)            144
       ---------       ---------       ---------       ----------        --------        -------       ---------         -------

         138,822         126,564         109,102         397,285           2,100           2,000         105,803           2,000

         339,616         127,572         103,188         102,890          36,283               -         163,910           3,226
            (158)              -            (359)           (104)             (4)              -             (57)              -
         (20,522)           (540)         (2,022)           (356)            (52)              -          (3,829)              -

        (120,222)        (19,037)        (53,657)         (8,668)        (24,789)              -          (7,054)              -
         (10,950)              -               -          (7,954)              -               -               -               -
       ---------       ---------       ---------       ----------        --------        -------       ---------         -------

         326,586         234,559         156,252         483,093          13,538           2,000         258,773           5,226
       ---------       ---------       ---------       ----------        --------        -------       ---------         -------

         227,859         235,516         (56,159)        430,597           7,621           1,811         201,228           5,370

         235,516               -         524,842          94,245           1,811               -           5,370               -
       ---------       ---------       ---------       ----------        --------        -------       ---------         -------
       $ 463,375       $ 235,516       $ 468,683       $ 524,842         $ 9,432         $ 1,811       $ 206,598         $ 5,370
       =========       =========       =========       =========         =======         =======       =========         =======

                         See Notes to Financial Statements
                                     -53-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                            DYNAMIC CAPITAL
                                                CONTRAFUND(R)PORTFOLIO -   CONTRAFUND(R)PORTFOLIO -     APPRECIATION PORTFOLIO -
                                                     SERVICE CLASS           SERVICE CLASS 2                SERVICE CLASS 2
                                              --------------------------    --------------------------    --------------------------
                                                   2002           2001          2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   -----------
OPERATIONS:
   Net investment income (loss) ..............$    (2,790)   $      (756)   $   (13,640)   $    (8,102)   $      (763)  $      (163)
   Realized gain (loss) ......................     (4,153)       (15,871)       (26,321)       (33,616)             8           148
   Change in unrealized gain (loss)
      on investments .........................    (27,508)         7,510       (139,981)       (29,943)        (1,999)        2,973
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ...........    (34,451)        (9,117)      (179,942)       (71,661)        (2,754)        2,958
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments .............     79,862        101,319        280,325        641,552         56,288        30,440
   Participant transfers from other
      funding options ........................    240,925         58,949        845,981        720,722         15,037           856
   Administrative charges ....................       (113)           (20)          (513)           (74)            (6)         --
   Contract surrenders .......................       (223)          --          (28,822)        (4,834)          --            --
   Participant transfers to other
      funding options ........................    (54,179)       (61,528)      (340,989)      (224,784)          --            (780)
   Other payments to participants ............       --             --          (33,207)          --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....    266,272         98,720        722,775      1,132,582         71,319        30,516
                                              -----------    -----------    -----------    -----------    -----------   -----------

         Net increase (decrease) in net assets    231,821         89,603        542,833      1,060,921         68,565        33,474

NET ASSETS:
   Beginning of year .........................    159,758         70,155      1,227,130        166,209         33,474          --
                                              -----------    -----------    -----------    -----------    -----------   -----------
   End of year ...............................$   391,579    $   159,758    $ 1,769,963    $ 1,227,130    $   102,039   $    33,474
                                              ===========    ===========    ===========    ===========    ===========   ===========

                         See Notes to Financial Statements
                                     -54-

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

             MID CAP PORTFOLIO                STRATEGIC STOCK
              SERVICE CLASS 2                    PORTFOLIO                           COMBINED
         -------------------------      ----------------------------      --------------------------------
            2002            2001            2002             2001              2002               2001
            ----            ----            ----             ----              ----               ----

         $ (4,610)       $ (1,368)       $       -         $    820        $ (575,149)       $ (5,336,309)
           (5,016)           (895)               -           (2,573)       (3,230,350)           (370,212)

          (63,101)         13,051                -                -       (86,232,925)        (35,974,909)
        ---------       ---------        ---------         ---------    -------------       -------------

          (72,727)         10,788                -           (1,753)      (90,038,424)        (41,681,430)
        ---------       ---------        ---------         ---------    -------------       -------------

           77,584         151,383                -           20,801        87,145,801         131,231,897

          600,831         140,751                -            8,201        70,157,493          24,913,966
              (97)             (1)               -               (3)         (132,515)            (72,865)
           (6,053)           (103)               -                -        (8,877,109)         (8,408,769)

          (90,076)           (677)               -          (27,246)      (42,885,352)        (12,813,897)
                -               -                -                -        (4,243,261)         (2,078,285)
        ---------       ---------        ---------         ---------    -------------       -------------

          582,189         291,353                -            1,753       101,165,057         132,772,047
        ---------       ---------        ---------         ---------    -------------       -------------

          509,462         302,141                -                -        11,126,633          91,090,617

          302,141               -                -                -       351,305,489         260,214,872
        ---------       ---------        ---------         ---------    -------------       -------------
        $ 811,603       $ 302,141        $       -         $      -     $ 362,432,122       $ 351,305,489
        =========       =========        =========         =========    =============       =============

                         See Notes to Financial Statements
                                     -55-

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD III for Variable  Annuities  ("Fund BD III") is a separate account of The Travelers  Insurance Company ("The Company"),  an indirect wholly owned  subsidiary  of  Citigroup  Inc.,  and is  available  for funding  certain variable  annuity  contracts  issued by The Company.  Fund BD III is  registered under the  Investment  Company  Act of 1940,  as amended,  as a unit  investment trust. Fund BD III includes the Travelers Index Annuity, Travelers Vintage XTRA,
Travelers  Protected  Equity  Portfolio  and  Portfolio  Architect  XTRA Annuity
products.

Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts  in accordance with the selection made by the contract owner. As of
December 31, 2002, the investments comprising Fund BD III were:

     Capital Appreciation Fund, Massachusetts business trust,
         Affiliate of The Company
     Money Market Portfolio, Massachusetts business trust,
         Affiliate of The Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Growth & Income Portfolio - Class B
         Premier Growth Portfolio - Class B
     American Funds Insurance Series (Formerly American Variable Insurance
         Trust), Massachusetts business trust
         Global Growth Fund - Class 2
         Growth Fund - Class 2
         Growth-Income Fund - Class 2
     Credit Suisse Trust (Formerly Credit Suisse Warburg Pincus Trust),
         Massachusetts business trust
         Credit Suisse Emerging Markets Portfolio (Formerly Credit Suisse Trust
         Emerging Markets Portfolio)
     Delaware VIP Trust (Formerly Delaware Group Premium Fund),
         Maryland business trust
         VIP REIT Series - Standard Class (Formerly REIT Series)
     Deutsche Asset Management VIT Funds, Massachusetts business trust
         EAFE(R) Equity Index Fund
         Small Cap Index Fund
     Dreyfus Variable Investment Fund, Maryland business trust
         Appreciation Portfolio - Initial Shares
         Small Cap Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust,
         Massachusetts business trust
         Franklin Small Cap Fund - Class 2
         Mutual Shares Securities Fund - Class 2
         Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
         International Securities Fund - Class 2)
         Templeton Growth Securities Fund - Class 2
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
         The  Company
         Appreciation  Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Emerging Growth Fund - Class I
         Growth & Income Fund - Class I
     Janus Aspen Series, Delaware  business trust
         Aggressive Growth Portfolio - Service Shares
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly PIMCO
         Total Return Bond Portfolio)

                                      -56-

                            NOTES TO FINANCIAL STATEMENTS - CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
         Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I (Formerly Small Cap Growth Fund)
     Smith Barney Investment Series, Massachusetts business trust,
         Affiliate of The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney  Multiple  Discipline  Trust, Massachusetts business trust,
         Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
         Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust,
         Affiliate of The Company
         Convertible Securities Portfolio (Formerly Convertible Bond Portfolio)
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland  business  trust,
         Affiliate of The Company
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         MFS Total Return Portfolio
         Putnam Diversified Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares (Formerly
         Emerging Growth Portfolio)
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust,
         Affiliate of The Company
         Smith Barney Small Cap Growth Opportunities Portfolio

                                      -57-

                                     NOTES TO FINANCIAL STATEMENTS - CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

Effective  October 26,  2001,  the assets of  Strategic  Stock  Portfolio of The
Travelers  Series Trust were combined into  Investors  Fund of Salomon  Brothers
Variable Series Fund Inc. At the effective date Fund BD III held 3,039 shares of
Strategic Stock Portfolio having a market value of $27,210, which were exchanged for 2,227 shares of Investors Fund equal in value.

Effective  October 26, 2001, the assets of Disciplined Small Cap Stock Portfolio of The Travelers  Series Trust were  liquidated.  At the effective date, Fund BD
III held 4,524 shares of Disciplined  Small Cap Stock Portfolio  having a market value of $39,722,  which were used to  purchase  39,722  shares of Money  Market
Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed by Fund BD III in the preparation of its financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL  INCOME  TAXES.  The  operations of Fund BD III form a part of the total operations of The Company and are not taxed separately.  The Company is taxed as a life  insurance  company  under the Internal  Revenue Code of 1986, as amended
(the "Code"). Under existing federal income tax law, no taxes are payable on the investment  income  of Fund BD III.  Fund BD III is not  taxed  as a  "regulated investment company" under Subchapter M of the Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Fund BD III adopted the  financial  highlights disclosure recommended by the American Institute of Certified Public Accountants
Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure,  which will ultimately display a five year period. It is comprised of the units,  unit values,  investment income ratio,  expense  ratios  and total  returns  for each  sub-account.  Since  each sub-account offers multiple contract charges, certain information is provided in the form of a range.  The range  information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$147,704,248 and $46,482,305 respectively, for the year ended December 31, 2002.
Realized  gains and losses  from  investment  transactions  are  reported  on an average cost basis.  The cost of investments in eligible funds was  $494,027,669 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $176,555.   Gross  unrealized   depreciation  for  all
investments at December 31, 2002 was $131,675,677.

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3. CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The
Company.  Each  business  day, The Company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  This charge equals, on an annual basis,  1.25% and 1.45% of the amounts held in each funding  option for the Standard  Death Benefit and Enhanced  Death
Benefit, respectively.

For contract holders who elect the Enhanced Stepped-Up Provision (E.S.P.), there is an additional  charge,  on an annual  basis,  of 0.20% of the amounts held in each  funding  option.  This  charge  is also  deducted  each  business  day and reflected in the calculation of accumulation unit values.

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity unit values. This charge equals, on an annual basis, 0.15% of the amount held in each funding option.

For the Travelers Index Annuity and Travelers  Protected Equity contracts in the accumulation phase with a contract value less than $50,000,  an annual charge of
$30 (prorated for partial periods) is deducted from participant account balances and  paid to The  Company  to cover  contract  administrative  charges.  For the
Travelers  Vintage XTRA and Portfolio  Architect  XTRA Annuity  contracts in the accumulation phase with a contract value less than $100,000, an annual charge of
$40 (prorated for partial periods) is deducted from participant account balances and paid to The Company to cover contract administrative charges.

Participants  in the Equity  Index  Portfolio  of the  Travelers  Index  Annuity
product may elect,  at the time of  purchase,  to obtain a Principal  Protection
Feature.  Under this feature,  The Company will  guarantee that the value of the contract  after eight  years will be at least equal to 115%,  100% or 90% of the purchase payment.  The annual fee, which depends on the level of protection that is chosen,  as well as market  conditions,  is  equivalent to an amount of up to
2.00%  of the  participant's  contract  value.  Additionally,  participants  who withdraw  from this  feature  before the end of the eighth  contact year will be subject  to a  withdrawal  fee  of up to 4% of  the  original  purchase  payment withdrawn.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However,  for  the  Travelers  Index  Annuity  Product,  The  company generally  assesses  a  contingent  deferred  sales  charge  of  up  to  6% if a participant's  purchase payment is surrendered within eight years of its payment date.  For the  Travelers  Vintage  XTRA and  Portfolio  Architect  XTRA Annuity
product, The Company generally assesses a contingent deferred sales charge of up to 8% if a participant's  purchase  payment is surrendered  within nine years of its payment date.  Contract  surrender payments include $443,484 and $392,655 of contingent  deferred  sales  charges for the years ended  December  31, 2002 and
2001, respectively.

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Capital Appreciation Fund
  Standard Death Benefit ..................   1,612,957   $  0.400  $  644,649
  Standard Death Benefit E.S.P. 20 ........          --      0.398          --
  Enhanced Death Benefit ..................     910,886      0.398     362,115
  Enhanced Death Benefit E.S.P. 20 ........          --      0.396          --

Money Market Portfolio
  Standard Death Benefit ..................   3,968,056      1.157   4,593,002
  Standard Death Benefit E.S.P. 20 ........          --      1.153          --
  Enhanced Death Benefit ..................   5,422,533      1.145   6,211,565
  Enhanced Death Benefit E.S.P. 20 ........          --      1.141          --

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund--Series I
    Standard Death Benefit ................     994,353      0.609     605,154
    Standard Death Benefit E.S.P. 20 ......          --      0.607          --
    Enhanced Death Benefit ................     893,530      0.607     541,981
    Enhanced Death Benefit E.S.P. 20 ......          --      0.605          --

Alliance Variable Product Series Fund, Inc.
  Growth & Income Portfolio--Class B
    Standard Death Benefit ................       6,028      0.788       4,750
    Standard Death Benefit E.S.P. 20 ......          --      0.787          --
    Enhanced Death Benefit ................      45,190      0.787      35,560
    Enhanced Death Benefit E.S.P. 20 ......       3,637      0.786       2,858
  Premier Growth Portfolio--Class B
    Standard Death Benefit ................   1,278,582      0.514     656,927
    Standard Death Benefit E.S.P. 20 ......          --      0.512          --
    Enhanced Death Benefit ................   1,645,516      0.511     840,117
    Enhanced Death Benefit E.S.P. 20 ......          --      0.509          --

American Funds Insurance Series
  Global Growth Fund--Class 2
    Standard Death Benefit ................     699,143      0.741     518,145
    Standard Death Benefit E.S.P. 20 ......          --      0.738          --
    Enhanced Death Benefit ................   1,218,395      0.736     897,283
    Enhanced Death Benefit E.S.P. 20 ......          --      0.734          --
  Growth Fund--Class 2
    Standard Death Benefit ................     997,632      0.733     731,386
    Standard Death Benefit E.S.P. 20 ......          --      0.731          --
    Enhanced Death Benefit ................   2,192,820      0.728   1,597,462
    Enhanced Death Benefit E.S.P. 20 ......          --      0.726          --
  Growth-Income Fund--Class 2
    Standard Death Benefit ................     697,242      0.894     623,302
    Standard Death Benefit E.S.P. 20 ......          --      0.891          --
    Enhanced Death Benefit ................   2,285,397      0.888   2,030,173
    Enhanced Death Benefit E.S.P. 20 ......       9,270      0.885       8,206

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Credit Suisse Trust
  Credit Suisse Emerging Markets Portfolio
    Standard Death Benefit ................      23,078   $  0.581   $  13,418
    Standard Death Benefit E.S.P. 20 ......          --      0.579          --
    Enhanced Death Benefit ................      52,299      0.578      30,244
    Enhanced Death Benefit E.S.P. 20 ......          --      0.576          --

Delaware VIP Trust
  VIP REIT Series--Standard Class
    Standard Death Benefit ................     542,919      1.297     704,057
    Standard Death Benefit E.S.P. 20 ......          --      1.292          --
    Enhanced Death Benefit ................     175,785      1.290     226,747
    Enhanced Death Benefit E.S.P. 20 ......          --      1.285          --

Deutsche Asset Management VIT Funds
  EAFE(R) Equity Index Fund
    Standard Death Benefit ................     168,606      0.692     116,745
    Enhanced Death Benefit ................      33,293      0.685      22,814
  Small Cap Index Fund
    Standard Death Benefit ................     606,525      0.807     489,331
    Enhanced Death Benefit ................      79,957      0.798      63,835

Dreyfus Variable Investment Fund
  Appreciation Portfolio--Initial Shares
    Standard Death Benefit ................     537,694      0.717     385,663
    Standard Death Benefit E.S.P. 20 ......          --      0.715          --
    Enhanced Death Benefit ................     431,821      0.713     308,078
    Enhanced Death Benefit E.S.P. 20 ......          --      0.711          --
  Small Cap Portfolio--Initial Shares
    Standard Death Benefit ................   1,207,213      0.762     919,528
    Standard Death Benefit E.S.P. 20 ......          --      0.759          --
    Enhanced Death Benefit ................     437,002      0.758     331,084
    Enhanced Death Benefit E.S.P. 20 ......          --      0.755          --

Franklin Templeton Variable Insurance
 Products Trust
  Franklin Small Cap Fund--Class 2
    Standard Death Benefit ................     250,433      0.567     142,033
    Standard Death Benefit E.S.P. 20 ......          --      0.565          --
    Enhanced Death Benefit ................     667,545      0.564     376,231
    Enhanced Death Benefit E.S.P. 20 ......          --      0.562          --
  Mutual Shares Securities Fund--Class 2
    Standard Death Benefit ................     119,273      0.845     100,755
    Standard Death Benefit E.S.P. 20 ......          --      0.844          --
    Enhanced Death Benefit ................      36,512      0.844      30,802
    Enhanced Death Benefit E.S.P. 20 ......       2,000      0.842       1,685

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Franklin Templeton Variable Insurance
 Products Trust (continued)
  Templeton Foreign Securities Fund--Class 2
    Standard Death Benefit ................     169,929   $  0.710 $   120,689
    Standard Death Benefit E.S.P. 20 ......          --      0.708          --
    Enhanced Death Benefit ................     206,340      0.706     145,628
    Enhanced Death Benefit E.S.P. 20 ......          --      0.703          --
  Templeton Growth Securities Fund--Class 2
    Standard Death Benefit ................       1,558      0.792       1,234
    Standard Death Benefit E.S.P. 20 ......          --      0.791          --
    Enhanced Death Benefit ................          --      0.791          --
    Enhanced Death Benefit E.S.P. 20 ......       2,000      0.790       1,579
Greenwich Street Series Fund
  Appreciation Portfolio
    Standard Death Benefit ................     819,902      0.789     647,152
    Standard Death Benefit E.S.P. 20 ......          --      0.787          --
    Enhanced Death Benefit ................   1,055,953      0.784     828,224
    Enhanced Death Benefit E.S.P. 20 ......          --      0.782          --
  Diversified Strategic Income Portfolio
    Standard Death Benefit ................     130,685      1.065     139,196
    Standard Death Benefit E.S.P. 20 ......          --      1.061          --
    Enhanced Death Benefit ................     501,320      1.058     530,629
    Enhanced Death Benefit E.S.P. 20 ......          --      1.055          --
  Equity Index Portfolio--Class I Shares
    Standard Death Benefit ................   4,986,426      0.942   4,698,262
      0.8000% Principle Protection Fee ....          --      0.903          --
      0.8500% Principle Protection Fee ....          --      0.755          --
      0.9500% Principle Protection Fee ....   7,261,504      0.898   6,519,580
      1.0000% Principle Protection Fee ....     615,272      0.814     501,014
      1.1000% Principle Protection Fee ....     201,539      0.889     179,133
      1.1500% Principle Protection Fee ....     729,349      0.597     435,084
      1.3500% Principle Protection Fee ....   2,451,216      0.880   2,157,371
      1.4500% Principle Protection Fee ....   3,262,459      0.734   2,393,288
      1.5000% Principle Protection Fee ....  74,846,400      0.870  65,130,066
      1.6500% Principle Protection Fee .... 107,341,391      0.685  73,499,065
      1.8000% Principle Protection Fee .... 140,160,079      0.625  87,627,798
      1.9000% Principle Protection Fee ....          --      0.856          --
      2.0000% Principle Protection Fee ....      15,627      0.791      12,369
  Enhanced Death Benefit ..................     824,215      0.932     768,385
      0.8000% Principle Protection Fee ....          --      0.894          --
      0.8500% Principle Protection Fee ....          --      0.748          --
      0.9500% Principle Protection Fee ....          --      0.889          --
      1.0000% Principle Protection Fee ....     230,267      0.807     185,886
      1.1000% Principle Protection Fee ....       9,647      0.879       8,484
      1.1500% Principle Protection Fee ....     162,692      0.594      96,582
      1.3500% Principle Protection Fee ....     173,070      0.871     150,816
      1.4500% Principle Protection Fee ....      13,110      0.727       9,530
      1.5000% Principle Protection Fee ....   3,892,402      0.861   3,351,297
      1.6500% Principle Protection Fee ....  10,190,542      0.682   6,954,887
      1.8000% Principle Protection Fee ....   2,222,280      0.621   1,380,221
      1.9000% Principle Protection Fee ....          --      0.848          --
      2.0000% Principle Protection Fee ....     146,854      0.784     115,094

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Greenwich Street Series Fund (continued)
  Equity Index Portfolio--Class II Shares
    Standard Death Benefit ................   1,408,585   $  0.629  $  885,980
    Standard Death Benefit E.S.P. 20 ......          --      0.627          --
    Enhanced Death Benefit ................   1,808,443      0.625   1,130,387
    Enhanced Death Benefit E.S.P. 20 ......          --      0.623          --
  Fundamental Value Portfolio
    Standard Death Benefit ................     787,044      0.903     710,460
    Standard Death Benefit E.S.P. 20 ......          --      0.899          --
    Enhanced Death Benefit ................   2,138,474      0.897   1,918,487
    Enhanced Death Benefit E.S.P. 20 ......          --      0.894          --
  Emerging Growth Fund--Class I
    Standard Death Benefit ................      18,468      0.758      13,992
    Standard Death Benefit E.S.P. 20 ......          --      0.757          --
    Enhanced Death Benefit ................          --      0.757          --
    Enhanced Death Benefit E.S.P. 20 ......       3,000      0.756       2,267

  Growth & Income Fund--Class I
    Standard Death Benefit ................       8,717      0.800       6,975
    Standard Death Benefit E.S.P. 20 ......          --      0.799          --
    Enhanced Death Benefit ................       1,037      0.799         829
    Enhanced Death Benefit E.S.P. 20 ......       1,000      0.798         798

Janus Aspen Series
  Aggressive Growth Portfolio--
   Service Shares
    Standard Death Benefit ................     140,241      0.284      39,895
    Standard Death Benefit E.S.P. 20 ......          --      0.283          --
    Enhanced Death Benefit ................     802,206      0.283     226,982
    Enhanced Death Benefit E.S.P. 20 ......          --      0.282          --
  Balanced Portfolio--Service Shares
    Standard Death Benefit ................   2,455,937      0.839   2,059,868
    Standard Death Benefit E.S.P. 20 ......          --      0.836          --
    Enhanced Death Benefit ................     887,648      0.834     740,536
    Enhanced Death Benefit E.S.P. 20 ......          --      0.831          --
  Global Life Sciences Portfolio--
   Service Shares
    Standard Death Benefit ................     327,504      0.647     211,870
    Standard Death Benefit E.S.P. 20 ......          --      0.645          --
    Enhanced Death Benefit ................     506,583      0.643     325,979
    Enhanced Death Benefit E.S.P. 20 ......          --      0.641          --
  Global Technology Portfolio--
   Service Shares
    Standard Death Benefit ................     947,203      0.242     228,967
    Standard Death Benefit E.S.P. 20 ......          --      0.241          --
    Enhanced Death Benefit ................     771,230      0.240     185,430
    Enhanced Death Benefit E.S.P. 20 ......          --      0.240          --

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Janus Aspen Series (continued)
  Worldwide Growth Portfolio--
   Service Shares
    Standard Death Benefit ................   1,080,320   $  0.446  $  481,895
    Standard Death Benefit E.S.P. 20 ......          --      0.444          --
    Enhanced Death Benefit ................     799,493      0.444     354,726
    Enhanced Death Benefit E.S.P. 20 ......          --      0.442          --

PIMCO Variable Insurance Trust
  Total Return Portfolio--
   Administrative Class
    Standard Death Benefit ................   5,715,152      1.132   6,472,057
    Standard Death Benefit E.S.P. 20 ......          --      1.129          --
    Enhanced Death Benefit ................   4,675,396      1.129   5,276,975
    Enhanced Death Benefit E.S.P. 20 ......          --      1.125          --

Putnam Variable Trust
  Putnam VT International Growth Fund--
   Class IB Shares
    Standard Death Benefit ................     120,822      0.696      84,083
    Standard Death Benefit E.S.P. 20 ......          --      0.694          --
    Enhanced Death Benefit ................     287,543      0.694     199,445
    Enhanced Death Benefit E.S.P. 20 ......          --      0.691          --
  Putnam VT Small Cap Value Fund--
   Class IB Shares
    Standard Death Benefit ................   1,111,270      0.877     974,830
    Standard Death Benefit E.S.P. 20 ......          --      0.874          --
    Enhanced Death Benefit ................     667,718      0.874     583,772
    Enhanced Death Benefit E.S.P. 20 ......       7,682      0.871       6,694
  Putnam VT Voyager II Fund--
   Class IB Shares
    Standard Death Benefit ................     354,884      0.560     198,568
    Standard Death Benefit E.S.P. 20 ......          --      0.558          --
    Enhanced Death Benefit ................      60,718      0.558      33,860
    Enhanced Death Benefit E.S.P. 20 ......          --      0.556          --

Salomon Brothers Variable Series Fund Inc.
  Capital Fund--Class I
    Standard Death Benefit ................   1,672,013      0.894   1,494,424
    Standard Death Benefit E.S.P. 20 ......          --      0.891          --
    Enhanced Death Benefit ................   3,089,805      0.888   2,744,402
    Enhanced Death Benefit E.S.P. 20 ......       9,099      0.885       8,053
  Investors Fund--Class I
    Standard Death Benefit ................   1,316,923      0.826   1,088,170
    Standard Death Benefit E.S.P. 20 ......          --      0.823          --
    Enhanced Death Benefit ................   1,678,687      0.821   1,378,527
    Enhanced Death Benefit E.S.P. 20 ......      10,013      0.818       8,193
  Large Cap Growth Fund--Class I
    Standard Death Benefit ................      20,665      0.800      16,541
    Standard Death Benefit E.S.P. 20 ......          --      0.799          --
    Enhanced Death Benefit ................          --      0.799          --
    Enhanced Death Benefit E.S.P. 20 ......       1,000      0.798         798
  Small Cap Growth Fund--Class I
    Standard Death Benefit ................     374,428      0.823     308,023
    Standard Death Benefit E.S.P. 20 ......          --      0.820          --
    Enhanced Death Benefit ................     930,480      0.817     760,632
    Enhanced Death Benefit E.S.P. 20 ......          --      0.815          --

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Standard Death Benefit ................      50,344   $  0.652  $   32,834
    Standard Death Benefit E.S.P. 20 ......          --      0.650          --
    Enhanced Death Benefit ................     101,456      0.650     65,949
    Enhanced Death Benefit E.S.P. 20 ......          --      0.648          --

  Smith Barney Premier Selections All Cap
   Growth Portfolio
    Standard Death Benefit ................      46,696      0.646      30,154
    Standard Death Benefit E.S.P. 20 ......          --      0.644          --
    Enhanced Death Benefit ................     115,889      0.644      74,587
    Enhanced Death Benefit E.S.P. 20 ......          --      0.641          --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio--
   All Cap Growth and Value
    Standard Death Benefit ................     149,827      1.061     159,011
    Standard Death Benefit E.S.P. 20 ......          --      1.061          --
    Enhanced Death Benefit ................     592,024      1.061     628,002
    Enhanced Death Benefit E.S.P. 20 ......          --      1.060          --
  Multiple Discipline Portfolio--
   Balanced All Cap Growth and Value
    Standard Death Benefit ................       8,122      1.038       8,434
    Standard Death Benefit E.S.P. 20 ......          --      1.038          --
    Enhanced Death Benefit ................      66,095      1.038      68,597
    Enhanced Death Benefit E.S.P. 20 ......          --      1.037          --
  Multiple Discipline Portfolio--
   Global All Cap Growth and Value
    Standard Death Benefit ................       1,000      1.074       1,074
    Standard Death Benefit E.S.P. 20 ......          --      1.074          --
    Enhanced Death Benefit ................     162,663      1.074     174,656
    Enhanced Death Benefit E.S.P. 20 ......          --      1.073          --
  Multiple Discipline Portfolio--
   Large Cap Growth and Value
    Standard Death Benefit ................       1,000      1.069       1,069
    Standard Death Benefit E.S.P. 20 ......          --      1.069          --
    Enhanced Death Benefit ................     146,679      1.069     156,762
    Enhanced Death Benefit E.S.P. 20 ......          --      1.068          --

The Travelers Series Trust
  Convertible Securities Portfolio
    Standard Death Benefit ................     869,622      0.922     801,577
    Standard Death Benefit E.S.P. 20 ......          --      0.919          --
    Enhanced Death Benefit ................     303,279      0.917     278,065
    Enhanced Death Benefit E.S.P. 20 ......          --      0.914          --
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ................     609,373      0.837     510,242
    Standard Death Benefit E.S.P. 20 ......          --      0.834          --
    Enhanced Death Benefit ................     257,622      0.833     214,563
    Enhanced Death Benefit E.S.P. 20 ......          --      0.830          --
  Equity Income Portfolio
    Standard Death Benefit ................   2,913,402      0.885   2,578,406
    Standard Death Benefit E.S.P. 20 ......          --      0.882          --
    Enhanced Death Benefit ................   1,908,214      0.879   1,678,139
    Enhanced Death Benefit E.S.P. 20 ......          --      0.876          --

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

The Travelers Series Trust (continued)
  Federated High Yield Portfolio
    Standard Death Benefit ................     714,245   $  0.962  $  686,827
    Standard Death Benefit E.S.P. 20 ......          --      0.958          --
    Enhanced Death Benefit ................     398,964      0.956     381,608
    Enhanced Death Benefit E.S.P. 20 ......          --      0.953          --
  Federated Stock Portfolio
    Standard Death Benefit ................     384,838      0.834     321,062
    Standard Death Benefit E.S.P. 20 ......          --      0.831          --
    Enhanced Death Benefit ................     177,615      0.830     147,393
    Enhanced Death Benefit E.S.P. 20 ......          --      0.827          --
  Large Cap Portfolio
    Standard Death Benefit ................     292,511      0.589     172,328
    Standard Death Benefit E.S.P. 20 ......          --      0.587          --
    Enhanced Death Benefit ................     811,822      0.585     475,261
    Enhanced Death Benefit E.S.P. 20 ......          --      0.583          --
  Lazard International Stock Portfolio
    Standard Death Benefit ................     289,734      0.589     170,656
    Standard Death Benefit E.S.P. 20 ......          --      0.587          --
    Enhanced Death Benefit ................      69,198      0.586      40,540
    Enhanced Death Benefit E.S.P. 20 ......          --      0.584          --
  MFS Emerging Growth Portfolio
    Standard Death Benefit ................     567,780      0.460     261,385
    Standard Death Benefit E.S.P. 20 ......          --      0.459          --
    Enhanced Death Benefit ................     828,116      0.457     378,838
    Enhanced Death Benefit E.S.P. 20 ......          --      0.456          --
  MFS Mid Cap Growth Portfolio
    Standard Death Benefit ................     765,147      0.372     284,654
    Standard Death Benefit E.S.P. 20 ......          --      0.371          --
    Enhanced Death Benefit ................   1,021,136      0.370     377,854
    Enhanced Death Benefit E.S.P. 20 ......          --      0.369          --
  MFS Research Portfolio
    Standard Death Benefit ................     331,234      0.597     197,600
    Standard Death Benefit E.S.P. 20 ......          --      0.594          --
    Enhanced Death Benefit ................     451,779      0.593     267,816
    Enhanced Death Benefit E.S.P. 20 ......          --      0.591          --
  Travelers Quality Bond Portfolio
    Standard Death Benefit ................   3,173,200      1.156   3,669,417
    Standard Death Benefit E.S.P. 20 ......          --      1.152          --
    Enhanced Death Benefit ................   1,423,939      1.150   1,637,846
    Enhanced Death Benefit E.S.P. 20 ......          --      1.146          --

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit ................     153,676   $  0.649  $   99,665
    Standard Death Benefit E.S.P. 20 ......          --      0.646          --
    Enhanced Death Benefit ................     813,867      0.646     526,065
    Enhanced Death Benefit E.S.P. 20 ......          --      0.644          --
  Alliance Growth Portfolio
    Standard Death Benefit ................   1,656,273      0.519     858,860
    Standard Death Benefit E.S.P. 20 ......          --      0.517          --
    Enhanced Death Benefit ................   1,708,869      0.515     880,548
    Enhanced Death Benefit E.S.P. 20 ......          --      0.513          --
  MFS Total Return Portfolio
    Standard Death Benefit ................   3,995,198      1.062   4,244,852
    Standard Death Benefit E.S.P. 20 ......          --      1.059          --
    Enhanced Death Benefit ................   4,046,494      1.056   4,272,253
    Enhanced Death Benefit E.S.P. 20 ......       7,911      1.052       8,323
  Putnam Diversified Income Portfolio
    Standard Death Benefit ................     134,078      1.065     142,753
    Standard Death Benefit E.S.P. 20 ......          --      1.061          --
    Enhanced Death Benefit ................     155,124      1.059     164,282
    Enhanced Death Benefit E.S.P. 20 ......          --      1.055          --
  Smith Barney Aggressive Growth Portfolio
    Standard Death Benefit ................   1,440,053      0.867   1,248,938
    Standard Death Benefit E.S.P. 20 ......          --      0.864          --
    Enhanced Death Benefit ................   3,104,272      0.862   2,675,259
    Enhanced Death Benefit E.S.P. 20 ......       8,566      0.859       7,356
  Smith Barney High Income Portfolio
    Standard Death Benefit ................     350,349      0.833     291,935
    Standard Death Benefit E.S.P. 20 ......          --      0.830          --
    Enhanced Death Benefit ................     462,790      0.828     383,224
    Enhanced Death Benefit E.S.P. 20 ......          --      0.825          --
  Smith Barney International All Cap
   Growth Portfolio
    Standard Death Benefit ................     364,700      0.459     167,559
    Standard Death Benefit E.S.P. 20 ......          --      0.458          --
    Enhanced Death Benefit ................      98,165      0.457      44,820
    Enhanced Death Benefit E.S.P. 20 ......          --      0.455          --
  Smith Barney Large Cap Value Portfolio
    Standard Death Benefit ................     545,220      0.742     404,320
    Standard Death Benefit E.S.P. 20 ......          --      0.739          --
    Enhanced Death Benefit ................   1,033,287      0.737     761,425
    Enhanced Death Benefit E.S.P. 20 ......      26,602      0.734      19,533
  Smith Barney Large Capitalization
   Growth Portfolio
    Standard Death Benefit ................     531,515      0.640     340,133
    Standard Death Benefit E.S.P. 20 ......          --      0.638          --
    Enhanced Death Benefit ................   2,247,076      0.636   1,428,924
    Enhanced Death Benefit E.S.P. 20 ......      10,355      0.634       6,561
  Smith Barney Mid Cap Core Portfolio
    Standard Death Benefit ................     693,336      0.959     665,232
    Standard Death Benefit E.S.P. 20 ......          --      0.956          --
    Enhanced Death Benefit ................   1,057,885      0.953   1,008,596
    Enhanced Death Benefit E.S.P. 20 ......      22,970      0.950      21,823

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION     UNIT   ACCUMULATION
                                               UNITS         VALUE   NET ASSETS
                                            ------------     -----  ------------

Travelers Series Fund Inc. (continued)
  Smith Barney Money Market Portfolio
    Standard Death Benefit ................     903,444   $  1.074  $  970,286
    Standard Death Benefit E.S.P. 20 ......          --      1.070          --
    Enhanced Death Benefit ................   3,010,671      1.067   3,213,129
    Enhanced Death Benefit E.S.P. 20 ......          --      1.063          --
  Travelers Managed Income Portfolio
    Standard Death Benefit ................     339,945      1.125     382,433
    Standard Death Benefit E.S.P. 20 ......          --      1.121          --
    Enhanced Death Benefit ................     915,092      1.118   1,022,967
    Enhanced Death Benefit E.S.P. 20 ......       9,476      1.114      10,556
  Van Kampen Enterprise Portfolio
    Standard Death Benefit ................      44,642      0.524      23,406
    Standard Death Benefit E.S.P. 20 ......          --      0.522          --
    Enhanced Death Benefit ................     113,304      0.521      59,030
    Enhanced Death Benefit E.S.P. 20 ......          --      0.519          --

Van Kampen Life Investment Trust
  Comstock Portfolio--Class II Shares
    Standard Death Benefit ................     352,819      0.726     256,087
    Standard Death Benefit E.S.P. 20 ......          --      0.723          --
    Enhanced Death Benefit ................     286,548      0.723     207,288
    Enhanced Death Benefit E.S.P. 20 ......          --      0.721          --
  Emerging Growth Portfolio--Class I Shares
    Standard Death Benefit ................     274,192      0.555     152,149
    Standard Death Benefit E.S.P. 20 ......          --      0.553          --
    Enhanced Death Benefit ................     574,054      0.551     316,534
    Enhanced Death Benefit E.S.P. 20 ......          --      0.549          --
  Enterprise Portfolio--Class II Shares
    Standard Death Benefit ................       4,269      0.631       2,692
    Standard Death Benefit E.S.P. 20 ......          --      0.628          --
    Enhanced Death Benefit ................      10,727      0.628       6,740
    Enhanced Death Benefit E.S.P. 20 ......          --      0.626          --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth
   Opportunities Portfolio
    Standard Death Benefit ................     161,469      0.693     111,883
    Standard Death Benefit E.S.P. 20 ......          --      0.691          --
    Enhanced Death Benefit ................     137,148      0.691      94,715
    Enhanced Death Benefit E.S.P. 20 ......          --      0.688          --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio--Service Class
    Standard Death Benefit ................     195,761      0.808     158,204
    Standard Death Benefit E.S.P. 20 ......          --      0.805          --
    Enhanced Death Benefit ................     290,614      0.803     233,375
    Enhanced Death Benefit E.S.P. 20 ......          --      0.800          --
  Contrafund(R)Portfolio--Service Class 2
    Standard Death Benefit ................   1,486,472      0.710   1,054,924
    Standard Death Benefit E.S.P. 20 ......          --      0.707          --
    Enhanced Death Benefit ................   1,012,947      0.706     715,039
    Enhanced Death Benefit E.S.P. 20 ......          --      0.703          --

                                      -68-

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                   DECEMBER 31, 2002
                                            ------------------------------------
                                            ACCUMULATION   UNIT     ACCUMULATION
                                               UNITS       VALUE     NET ASSETS
                                            ------------   -----    ------------

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio--
   Service Class 2
    Standard Death Benefit ................    78,854   $  0.769  $     60,631
    Standard Death Benefit E.S.P. 20 ......        --      0.766            --
    Enhanced Death Benefit ................    54,033      0.766        41,408
    Enhanced Death Benefit E.S.P. 20 ......        --      0.764            --
  Mid Cap Portfolio--Service Class 2
    Standard Death Benefit ................   397,242      0.912       362,358
    Standard Death Benefit E.S.P. 20 ......        --      0.909            --
    Enhanced Death Benefit ................   494,142      0.909       449,245
    Enhanced Death Benefit E.S.P. 20 ......        --      0.906            --

Net Contract Owners' Equity ...............                       $362,432,122
                                                                  ============

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                        ------------------------------------------------------------

INVESTMENTS                                                                  NO. OF         MARKET         COST OF        PROCEEDS
                                                                             SHARES         VALUE         PURCHASES      FROM SALES
                                                                        ------------    ------------    ------------    ------------
   CAPITAL APPRECIATION FUND (0.3%)
         Total (Cost $1,431,167)                                              22,689    $  1,006,926    $    470,560    $    474,751
                                                                        ------------    ------------    ------------    ------------

   MONEY MARKET PORTFOLIO (3.0%)
         Total (Cost $10,802,450)                                         10,802,450      10,802,450      16,338,391      16,270,541
                                                                        ------------    ------------    ------------    ------------

   AIM VARIABLE INSURANCE FUNDS (0.3%)
      AIM V.I. Premier Equity Fund - Series I
         Total (Cost $1,457,131)                                              70,735       1,147,322         959,041          64,546
                                                                        ------------    ------------    ------------    ------------

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
      Growth & Income Portfolio - Class B (Cost $43,762)                       2,618          43,176          43,857              92
      Premier Growth Portfolio - Class B (Cost $2,195,481)                    86,599       1,497,292         711,686         155,279
                                                                        ------------    ------------    ------------    ------------
         Total (Cost $2,239,243)                                              89,217       1,540,468         755,543         155,371
                                                                        ------------    ------------    ------------    ------------

   AMERICAN FUNDS INSURANCE SERIES (1.8%)
      Global Growth Fund - Class 2 (Cost $1,677,483)                         125,059       1,415,664         528,659          28,572
      Growth Fund - Class 2 (Cost $3,124,526)                                 69,968       2,329,239       1,297,992         220,697
      Growth-Income Fund - Class 2 (Cost $3,141,472)                         104,316       2,662,132       1,575,281         127,084
                                                                        ------------    ------------    ------------    ------------
         Total (Cost $7,943,481)                                             299,343       6,407,035       3,401,932         376,353
                                                                        ------------    ------------    ------------    ------------

   CREDIT SUISSE TRUST (0.0%)
      Credit Suisse Emerging Markets Portfolio
         Total (Cost $43,767)                                                  5,870          43,670         929,650       1,074,926
                                                                        ------------    ------------    ------------    ------------

   DELAWARE VIP TRUST (0.3%)
      VIP REIT Series - Standard Class
         Total (Cost $933,149)                                                79,365         930,951         770,959         119,866
                                                                        ------------    ------------    ------------    ------------

   DEUTSCHE ASSET MANAGEMENT VIT FUNDS (0.2%)
      EAFE(R)Equity Index Fund (Cost $230,459)                                21,573         139,581          25,117           7,575
      Small Cap Index Fund (Cost $699,772)                                    65,474         553,252          71,802          19,502
                                                                        ------------    ------------    ------------    ------------
         Total (Cost $930,231)                                                87,047         692,833          96,919          27,077
                                                                        ------------    ------------    ------------    ------------

   DREYFUS VARIABLE INVESTMENT FUND (0.5%)
      Appreciation Portfolio - Initial Shares (Cost $790,255)                 24,109         693,846         539,937          21,207
      Small Cap Portfolio - Initial Shares (Cost $1,416,140)                  44,043       1,250,810         847,115         140,309
                                                                        ------------    ------------    ------------    ------------
         Total (Cost $2,206,395)                                              68,152       1,944,656       1,387,052         161,516
                                                                        ------------    ------------    ------------    ------------

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.3%)
      Franklin Small Cap Fund - Class 2 (Cost $663,789)                       40,815         518,352         382,143         133,494
      Mutual Shares Securities Fund - Class 2 (Cost $133,860)                 11,087         133,263         134,345             483
      Templeton Foreign Securities Fund - Class 2 (Cost $331,247)             28,276         266,360         198,742          10,567
      Templeton Growth Securities Fund - Class 2 (Cost $3,097)                   327           2,813          23,645          19,988
                                                                        ------------    ------------    ------------    ------------
         Total (Cost $1,131,993)                                              80,505         920,788         738,875         164,532
                                                                        ------------    ------------    ------------    ------------

   GREENWICH STREET SERIES FUND (72.5%)
      Appreciation Portfolio (Cost $1,706,479)                                83,937       1,475,619       1,129,329         235,232
      Diversified Strategic Income Portfolio (Cost $712,567)                  77,093         669,940         526,870         201,576
      Equity Index Portfolio - Class I Shares (Cost $371,828,625)         11,969,100     256,258,432      51,181,109       4,491,353
      Equity Index Portfolio - Class II Shares (Cost $2,482,446)              94,106       2,016,699       1,620,957         658,217
      Fundamental Value Portfolio (Cost $3,226,118)                          180,590       2,629,389       2,658,762         597,142
      Emerging Growth Fund - Class I (Cost $18,153)                            1,171          16,261          18,200              37
                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                  FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                           ---------------------------------------------------------

                                                                               NO. OF        MARKET        COST OF         PROCEEDS
                                                                               SHARES         VALUE       PURCHASES       FROM SALES
                                                                           ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND  (CONTINUED)
   Growth & Income Fund - Class I (Cost $8,967)                                   2,444   $      8,603   $      8,980   $         11
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $379,983,355)                                              12,408,441    263,074,943     57,144,207      6,183,568
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (1.3%)
   Aggressive Growth Portfolio - Service Shares (Cost $365,129)                  17,089        266,923         96,202         30,632
   Balanced Portfolio - Service Shares (Cost $3,078,031)                        131,372      2,800,848      1,363,693        412,108
   Global Life Sciences Portfolio - Service Shares (Cost $683,770)               98,523        537,938        461,508        203,416
   Global Technology Portfolio - Service Shares (Cost $612,417)                 171,977        414,465        346,463        147,234
   Worldwide Growth Portfolio - Service Shares (Cost $1,110,167)                 39,941        836,756        692,018        478,517
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $5,849,514)                                                   458,902      4,856,930      2,959,884      1,271,907
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (3.2%)
   Total Return Portfolio - Administrative Class
      Total (Cost $11,575,359)                                                1,148,674     11,750,940     11,351,442      2,138,817
                                                                           ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.6%)
   Putnam VT International Growth Fund - Class IB Shares (Cost $283,753)         28,077        283,575      3,966,503      3,947,365
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,791,463)           128,746      1,565,548      1,551,546        181,230
   Putnam VT Voyager II Fund - Class IB Shares (Cost $280,935)                   66,418        232,465        249,265         44,581
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $2,356,151)                                                   223,241      2,081,588      5,767,314      4,173,176
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (2.2%)
   Capital Fund - Class I (Cost $5,280,883)                                     377,228      4,247,585      3,507,976        726,453
   Investors Fund - Class I (Cost $2,919,843)                                   254,922      2,475,297      2,335,968        625,631
   Large Cap Growth Fund - Class I (Cost $17,973)                                 2,146         17,342         17,987             12
   Small Cap Growth Fund - Class I (Cost $1,418,891)                            130,029      1,068,835      1,172,048        360,379
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $9,637,590)                                                   764,325      7,809,059      7,033,979      1,712,475
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
   Smith Barney Large Cap Core Portfolio (Cost $123,573)                         14,014         98,799        101,344          4,335
   Smith Barney Premier Selections All Cap Growth Portfolio
      (Cost $122,172)                                                            11,931        104,758        106,183         19,735
                                                                           ------------   ------------   ------------   ------------
     Total (Cost $245,745)                                                       25,945        203,557        207,527         24,070
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.3%)
   Multiple Discipline Portfolio - All Cap Growth and Value
      (Cost $802,380)                                                            73,910        787,146        805,304          2,949
   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
      (Cost $78,184)                                                              7,394         77,045         78,316            132
   Multiple Discipline Portfolio - Global All Cap Growth and Value
      (Cost $179,413)                                                            16,304        175,761        179,587            173
   Multiple Discipline Portfolio - Large Cap Growth and Value
      (Cost $164,756)                                                            14,712        157,859        166,792          2,015
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $1,224,733)                                                   112,320      1,197,811      1,229,999          5,269
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (4.3%)
   Convertible Securities Portfolio (Cost $1,237,270)                           111,666      1,079,813        823,572        604,872
   Disciplined Mid Cap Stock Portfolio (Cost $817,129)                           55,295        724,921        739,427        327,893
   Equity Income Portfolio (Cost $4,756,546)                                    333,901      4,257,233      2,473,708        635,655
   Federated High Yield Portfolio (Cost $1,196,367)                             144,993      1,068,602        885,982         57,288
   Federated Stock Portfolio (Cost $577,979)                                     38,850        468,530        393,911        515,366
   Large Cap Portfolio (Cost $803,823)                                           61,046        647,699        506,697        190,696
   Lazard International Stock Portfolio (Cost $214,003)                          26,704        211,229      1,222,857      1,208,046
   MFS Emerging Growth Portfolio (Cost $1,029,023)                               88,443        640,329        436,292        154,078
   MFS Mid Cap Growth Portfolio (Cost $1,020,252)                               131,994        662,611        621,746        314,270
   MFS Research Portfolio (Cost $607,881)                                        71,395        465,492        272,301         42,880

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                   ---------------------------------------------------------

                                                                       NO. OF         MARKET       COST OF        PROCEEDS
                                                                       SHARES         VALUE       PURCHASES      FROM SALES
                                                                   ------------   ------------   ------------   ------------

   THE TRAVELERS SERIES TRUST  (CONTINUED)
      Travelers Quality Bond Portfolio (Cost $5,500,600)                481,243   $  5,308,110   $  5,258,902   $  2,766,889
                                                                   ------------   ------------   ------------   ------------
         Total (Cost $17,760,873)                                     1,545,530     15,534,569     13,635,395      6,817,933
                                                                   ------------   ------------   ------------   ------------

   TRAVELERS SERIES FUND INC. (7.2%)
      AIM Capital Appreciation Portfolio (Cost $736,050)                 80,442        625,838        574,558         28,158
      Alliance Growth Portfolio (Cost $2,503,995)                       142,949      1,739,692      1,001,745        156,015
      MFS Total Return Portfolio (Cost $9,669,257)                      599,636      8,526,828      5,726,812        928,319
      Putnam Diversified Income Portfolio (Cost $369,100)                37,088        307,085        165,844        396,122
      Smith Barney Aggressive Growth Portfolio (Cost $5,267,991)        434,979      3,932,214      2,441,008        599,993
      Smith Barney High Income Portfolio (Cost $856,905)                107,871        675,271        592,732         89,788
      Smith Barney International All Cap Growth Portfolio
         (Cost $295,978)                                                 24,165        212,412        190,166        146,449
      Smith Barney Large Cap Value Portfolio (Cost $1,605,323)           89,673      1,185,476        766,283        141,990
      Smith Barney Large Capitalization Growth Portfolio
         (Cost $2,261,715)                                              182,333      1,775,923      1,319,770        192,481
      Smith Barney Mid Cap Core Portfolio (Cost $2,017,798)             169,933      1,695,933      1,335,455        238,437
      Smith Barney Money Market Portfolio (Cost $4,182,772)           4,182,772      4,182,772      3,822,081      1,337,016
      Travelers Managed Income Portfolio (Cost $1,533,803)              128,047      1,416,197      1,255,229         79,004
      Van Kampen Enterprise Portfolio (Cost $120,966)                     9,041         82,450         38,304          1,747
                                                                   ------------   ------------   ------------   ------------
         Total (Cost $31,421,653)                                     6,188,929     26,358,091     19,229,987      4,335,519
                                                                   ------------   ------------   ------------   ------------

   VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
      Comstock Portfolio - Class II Shares (Cost $536,852)               51,097        463,450        511,545        187,022
      Emerging Growth Portfolio - Class I Shares (Cost $719,708)         24,555        468,762        211,377         61,381
      Enterprise Portfolio - Class II Shares (Cost $10,076)                 901          9,433         40,054         26,676
                                                                   ------------   ------------   ------------   ------------
         Total (Cost $1,266,636)                                         76,553        941,645        762,976        275,079
                                                                   ------------   ------------   ------------   ------------

   VARIABLE ANNUITY PORTFOLIOS (0.1%)
      Smith Barney Small Cap Growth Opportunities Portfolio
         Total (Cost $259,444)                                           29,103        206,632        270,867         14,301
                                                                   ------------   ------------   ------------   ------------

   VARIABLE INSURANCE PRODUCTS FUND II (0.6%)
      Contrafund(R)Portfolio - Service Class (Cost $421,763)             21,710        391,643        320,855         57,330
      Contrafund(R)Portfolio - Service Class 2 (Cost $1,942,979)         98,621      1,770,249      1,112,843        403,573
                                                                   ------------   ------------   ------------   ------------
         Total (Cost $2,364,742)                                        120,331      2,161,892      1,433,698        460,903
                                                                   ------------   ------------   ------------   ------------

   VARIABLE INSURANCE PRODUCTS FUND III (0.2%)
      Dynamic Capital Appreciation Portfolio - Service Class 2
         (Cost $101,081)                                                 18,159        102,055         71,495            927
      Mid Cap Portfolio - Service Class 2 (Cost $861,786)                46,678        811,736        756,556        178,882
                                                                   ------------   ------------   ------------   ------------
         Total (Cost $962,867)                                           64,837        913,791        828,051        179,809
                                                                   ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
   (COST $494,027,669)                                                            $362,528,547   $147,704,248   $ 46,482,305
                                                                                  ============   ============   ============

                                      -72-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                              YEAR               UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                              ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO         LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                             ------    ------  -------------   -------  ---------  -------------   ----------------

CAPITAL APPRECIATION FUND                     2002     2,524   0.398 - 0.400     1,007     1.57     1.40 - 1.60    (26.16) - (26.06)
                                              2001     2,567   0.539 - 0.541     1,388     0.77     1.40 - 1.60    (27.26) - (27.09)

MONEY MARKET PORTFOLIO                        2002     9,391   1.145 - 1.157    10,805     1.37     1.40 - 1.60      (0.26) - (0.09)
                                              2001     9,321   1.148 - 1.158    10,739     2.58     1.40 - 1.60         0.88 - 2.39
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund - Series I    2002     1,888   0.607 - 0.609     1,147     0.49     1.40 - 1.60    (31.33) - (31.19)
                                              2001       650   0.884 - 0.885       575     0.35     1.40 - 1.60    (11.60) - (10.70)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Growth & Income Portfolio - Class B        2002        55   0.786 - 0.788        43     0.13     1.40 - 1.80      (21.40) - 7.80
   Premier Growth Portfolio - Class B         2002     2,924   0.511 - 0.514     1,497        -     1.40 - 1.60    (31.87) - (31.74)
                                              2001     2,022   0.750 - 0.753     1,520        -     1.40 - 1.60    (18.74) - (18.59)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund - Class 2               2002     1,918   0.736 - 0.741     1,415     0.93     1.40 - 1.60    (16.08) - (15.80)
                                              2001     1,311   0.877 - 0.880     1,151     0.45     1.40 - 1.60    (15.59) - (15.47)
   Growth Fund - Class 2                      2002     3,190   0.728 - 0.733     2,329     0.03     1.40 - 1.60    (25.71) - (25.51)
                                              2001     1,956   0.980 - 0.984     1,919     0.33     1.40 - 1.60    (19.47) - (19.34)
   Growth-Income Fund - Class 2               2002     2,992   0.885 - 0.894     2,662     1.22     1.40 - 1.80    (19.84) - (19.46)
                                              2001     1,559   1.104 - 1.110     1,725     0.90     1.40 - 1.80       (5.45) - 2.03
CREDIT SUISSE TRUST
   Credit Suisse Emerging Markets Portfolio   2002        75   0.578 - 0.581        44     0.13     1.40 - 1.60    (12.95) - (12.89)
                                              2001       282   0.664 - 0.667       188        -     1.40 - 1.60    (13.38) - (11.11)
DELAWARE VIP TRUST
   VIP REIT Series - Standard Class           2002       719   1.290 - 1.297       931     1.76     1.40 - 1.60         2.87 - 3.10
                                              2001       236   1.254 - 1.258       296     0.32     1.40 - 1.60         7.09 - 7.25
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
   EAFE(R)Equity Index Fund                   2002      202    0.685 - 0.692       140     1.62     1.40 - 1.60    (22.86) - (22.77)
                                              2001       176           0.896       158        -            1.40              (25.70)
   Small Cap Index Fund                       2002       686   0.798 - 0.807       553     0.74     1.40 - 1.60    (21.92) - (21.65)
                                              2001       620           1.030       639     0.68            1.40                0.59
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Shares    2002       970   0.713 - 0.717       694     1.94     1.40 - 1.60    (18.05) - (17.87)
                                              2001       297   0.870 - 0.873       259     1.67     1.40 - 1.60    (10.77) - (10.64)
   Small Cap Portfolio - Initial Shares       2002     1,644   0.758 - 0.762     1,251     0.05     1.40 - 1.60    (20.38) - (20.21)
                                              2001       731   0.952 - 0.955       698     0.59     1.40 - 1.60     (7.57) -  (4.21)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2          2002       918   0.564 - 0.567       518     0.27     1.40 - 1.60    (29.76) - (29.74)
                                              2001       581   0.803 - 0.807       467     0.15     1.40 - 1.60     (16.61) - (9.22)
   Mutual Shares Securities Fund - Class 2    2002       158   0.842 - 0.845       133     0.06     1.40 - 1.80      (15.80) - 0.84
   Templeton Foreign Securities Fund-Class 2  2002       376   0.706 - 0.710       266     1.66     1.40 - 1.60    (19.86) - (19.68)
                                              2001       145   0.881 - 0.884       128     2.86     1.40 - 1.60    (17.28) - (13.16)
   Templeton Growth Securities Fund-Class 2   2002         4   0.790 - 0.792         3     1.30     1.40 - 1.80    (21.00) - (14.19)

                                      -73-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR               UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                              ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO         LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                             ------    -----   -------------   -------  ---------  -------------   ----------------
GREENWICH STREET SERIES FUND
 Appreciation Portfolio                       2002     1,876   0.784 - 0.789     1,475     1.77     1.40 - 1.60    (18.84) - (18.74)
                                              2001       887   0.966 - 0.971       859     1.05     1.40 - 1.60      (6.99) - (5.57)

 Diversified Strategic Income Portfolio       2002       632   1.058 - 1.065       670    11.34     1.40 - 1.60         3.12 - 3.40
                                              2001       371   1.026 - 1.030       381     7.76     1.40 - 1.60      (0.96) - (0.10)
 Equity Index Portfolio - Class I Shares      2002   359,736   0.594 - 0.942   256,174     2.39     1.40 - 3.60    (24.90) - (23.29)
                                              2001   299,718   0.784 - 1.228   282,924     0.95     1.40 - 3.60     (15.26) - (3.57)
 Equity Index Portfolio - Class II Shares     2002     3,217   0.625 - 0.629     2,016     2.01     1.40 - 1.60    (23.59) - (23.48)
                                              2001     1,936   0.818 - 0.822     1,587     0.62     1.40 - 1.60     (13.20) - (9.81)
 Fundamental Value Portfolio                  2002     2,926   0.897 - 0.903     2,629     1.32     1.40 - 1.60    (22.54) - (22.36)
                                              2001     1,091   1.158 - 1.163     1,266     0.34     1.40 - 1.60      (7.43) - (4.36)
 Emerging Growth Fund - Class I               2002        21   0.756 - 0.758        16        -     1.40 - 1.80     (24.40) - (5.60)
 Growth & Income Fund - Class I               2002        11   0.798 - 0.800         9     1.03     1.40 - 1.80     (20.20) - (1.84)
JANUS ASPEN SERIES
 Aggressive Growth Portfolio - Service Shares 2002       942   0.283 - 0.284       267        -     1.40 - 1.60    (29.25) - (29.18)
                                              2001       718   0.400 - 0.401       287        -     1.40 - 1.60     (40.56) - (8.03)
 Balanced Portfolio - Service Shares          2002     3,344   0.834 - 0.839     2,800     2.19     1.40 - 1.60      (8.15) - (7.90)
                                              2001     2,298   0.908 - 0.911     2,092     2.36     1.40 - 1.60      (6.49) - (6.28)
 Global Life Sciences Portfolio -             2002       834   0.643 - 0.647       538        -     1.40 - 1.60    (30.71) - (30.50)
    Service Shares
                                              2001       511   0.928 - 0.931       475        -     1.40 - 1.60      (18.09) - 1.09
 Global Technology Portfolio - Service Shares 2002     1,718   0.240 - 0.242       414        -     1.40 - 1.60    (42.03) - (41.69)
                                              2001     1,091   0.414 - 0.415       452     0.38     1.40 - 1.60    (38.30) - (38.24)
 Worldwide Growth Portfolio - Service Shares  2002     1,880   0.444 - 0.446       837     0.63     1.40 - 1.60    (26.85) - (26.77)
                                              2001     1,486   0.607 - 0.609       904     0.31     1.40 - 1.60    (23.84) - (23.68)
PIMCO VARIABLE INSURANCE TRUST
 Total Return Portfolio - Administrative
    Class                                     2002    10,391   1.129 - 1.132    11,749     4.03     1.40 - 1.80         1.44 - 7.50
                                              2001     2,212   1.051 - 1.053     2,327     2.74     1.40 - 1.60         5.10 - 5.72
PUTNAM VARIABLE TRUST
 Putnam VT International Growth Fund -        2002       408   0.694 - 0.696       284     0.68     1.40 - 1.60    (18.93) - (18.79)
    Class IB Shares
                                              2001       340   0.856 - 0.857       291        -     1.40 - 1.60    (14.40) - (8.64)
 Putnam VT Small Cap Value Fund - Class       2002     1,787   0.871 - 0.877     1,565     0.15     1.40 - 1.80    (21.25) - (19.39)
    IB Shares
                                              2001       438   1.087 - 1.088       477        -     1.40 - 1.60         5.22 - 8.70
 Putnam VT Voyager II Fund - Class IB Shares  2002       416   0.558 - 0.560       232        -     1.40 - 1.60    (30.68) - (30.52)
                                              2001       111   0.805 - 0.806        89        -     1.40 - 1.60     (19.50) - (9.23)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
 Capital Fund - Class I                       2002     4,771   0.885 - 0.894     4,247     0.53     1.40 - 1.80    (26.43) - (26.05)
                                              2001     2,256   1.203 - 1.209     2,721     1.67     1.40 - 1.80       (6.42) - 2.56
 Investors Fund - Class I                     2002     3,006   0.818 - 0.826     2,475     1.64     1.40 - 1.80    (24.47) - (24.15)
                                              2001     1,203   1.083 - 1.089     1,306     1.39     1.40 - 1.80       (9.48) - 1.69

                                      -74-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR               UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                              ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO         LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                             ------    ------   -------------   -------  ---------  -------------   ----------------
SALOMON BROTHERS VARIABLE SERIES FUND INC. (CONTINUED)
 Large Cap Growth Fund - Class I              2002        22   0.798 - 0.800        17        -     1.40 - 1.80     (20.20) - (3.50)
 Small Cap Growth Fund - Class I              2002     1,305   0.817 - 0.823     1,069        -     1.40 - 1.60    (35.77) - (35.60)
                                              2001       563   1.272 - 1.278       717        -     1.40 - 1.60       (7.59) - 3.84
SMITH BARNEY INVESTMENT SERIES
 Smith Barney Large Cap Core Portfolio        2002       152   0.650 - 0.652        99     0.73     1.40 - 1.60    (27.21) - (27.07)
                                              2001        31   0.893 - 0.894        28        -     1.40 - 1.60     (10.70) - (3.56)
 Smith Barney Premier Selections All          2002       163   0.644 - 0.646       105     0.06     1.40 - 1.60    (27.88) - (27.74)
    Cap Growth Portfolio
                                              2001        42   0.893 - 0.894        37        -     1.40 - 1.60    (12.52) - (10.70)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
 Multiple Discipline Portfolio - All          2002       742           1.061       787        -     1.40 - 1.60         0.86 - 6.10
    Cap Growth and Value
 Multiple Discipline Portfolio -              2002        74           1.038        77        -     1.40 - 1.60       (1.70) - 3.80
    Balanced All Cap Growth and Value
 Multiple Discipline Portfolio - Global       2002       164           1.074       176        -     1.40 - 1.60       (1.47) - 7.40
    All Cap Growth and Value
 Multiple Discipline Portfolio - Large        2002       148           1.069       158        -     1.40 - 1.60       (2.82) - 6.90
    Cap Growth and Value

THE TRAVELERS SERIES TRUST
 Convertible Securities Portfolio             2002     1,173   0.917 - 0.922     1,080     8.21     1.40 - 1.60      (8.48) - (8.26)
                                              2001     1,015   1.002 - 1.005     1,019     2.98     1.40 - 1.60      (2.34) - (2.24)
 Disciplined Mid Cap Stock Portfolio          2002       867   0.833 - 0.837       725     0.67     1.40 - 1.60    (15.69) - (15.54)
                                              2001       437   0.988 - 0.991       432     0.47     1.40 - 1.60       (5.54) - 7.83
 Equity Income Portfolio                      2002     4,822   0.879 - 0.885     4,257     1.37     1.40 - 1.60    (15.32) - (15.15)
                                              2001     2,830   1.038 - 1.043     2,946     2.69     1.40 - 1.60      (8.14) - (7.94)
 Federated High Yield Portfolio               2002     1,113   0.956 - 0.962     1,068     5.38     1.40 - 1.60         2.03 - 2.34
                                              2001       365   0.937 - 0.940       342     2.81     1.40 - 1.60       (2.99) - 0.32
 Federated Stock Portfolio                    2002       562   0.830 - 0.834       468     2.64     1.40 - 1.60    (20.57) - (20.50)
                                              2001       689   1.045 - 1.049       722     1.96     1.40 - 1.60       (5.32) - 0.00
 Large Cap Portfolio                          2002     1,104   0.585 - 0.589       648     0.62     1.40 - 1.60    (24.12) - (23.90)
                                              2001       636   0.771 - 0.774       491     0.91     1.40 - 1.60    (18.59) - (18.44)
 Lazard International Stock Portfolio         2002       359   0.586 - 0.589       211     3.06     1.40 - 1.60    (14.33) - (14.14)
                                              2001       302   0.684 - 0.686       207     0.28     1.40 - 1.60    (27.39) - (18.91)
 MFS Emerging Growth Portfolio                2002     1,396   0.457 - 0.460       640        -     1.40 - 1.60    (35.36) - (35.21)
                                              2001       871   0.707 - 0.710       618        -     1.40 - 1.60    (37.21) - (37.06)
 MFS Mid Cap Growth Portfolio                 2002     1,786   0.370 - 0.372       663        -     1.40 - 1.60    (49.66) - (49.53)
                                              2001     1,060   0.735 - 0.737       781        -     1.40 - 1.60    (24.85) - (24.80)
 MFS Research Portfolio                       2002       783   0.593 - 0.597       465     0.75     1.40 - 1.60    (26.34) - (26.11)
                                              2001       447   0.805 - 0.808       360     0.06     1.40 - 1.60    (23.70) - (23.56)
 Travelers Quality Bond Portfolio             2002     4,597   1.150 - 1.156     5,307     8.28     1.40 - 1.60         4.07 - 4.33
                                              2001     2,682   1.105 - 1.108     2,971     4.59     1.40 - 1.60         5.44 - 5.62

                                      -75-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR               UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                              ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO         LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                             ------    -----   -------------   -------  ---------  -------------   ----------------
TRAVELERS SERIES FUND INC.
 AIM Capital Appreciation Portfolio           2002       968   0.646 - 0.649       626        -     1.40 - 1.60    (25.14) - (24.88)
                                              2001       240   0.863 - 0.864       207        -     1.40 - 1.60      (13.70) - 0.00
 Alliance Growth Portfolio                    2002     3,365   0.515 - 0.519     1,739     0.71     1.40 - 1.60    (34.64) - (34.47)
                                              2001     2,023   0.788 - 0.792     1,599     0.12     1.40 - 1.60    (14.81) - (14.56)
 MFS Total Return Portfolio                   2002     8,050   1.052 - 1.062     8,525     7.42     1.40 - 1.80      (6.98) - (6.60)
                                              2001     4,354   1.131 - 1.137     4,941     1.53     1.40 - 1.80       (1.65) - 1.62
 Putnam Diversified Income Portfolio          2002       289   1.059 - 1.065       307    20.21     1.40 - 1.60         4.23 - 4.41
                                              2001       578   1.016 - 1.020       589    10.68     1.40 - 1.60         2.52 - 2.82
 Smith Barney Aggressive Growth Portfolio     2002     4,553   0.859 - 0.867     3,932        -     1.40 - 1.80    (33.82) - (33.61)
                                              2001     2,814   1.298 - 1.306     3,665        -     1.40 - 1.80       (5.59) - 2.37
 Smith Barney High Income Portfolio           2002       813   0.828 - 0.833       675    29.32     1.40 - 1.60      (4.83) - (4.58)
                                              2001       406   0.870 - 0.873       354     4.30     1.40 - 1.60      (7.84) - (7.32)
 Smith Barney International All Cap           2002       463   0.457 - 0.459       212     1.08     1.40 - 1.60    (26.79) - (26.76)
    Growth Portfolio
                                              2001       383   0.624 - 0.627       239        -     1.40 - 1.60    (32.32) - (32.14)
 Smith Barney Large Cap Value Portfolio       2002     1,605   0.734 - 0.742     1,185     4.58     1.40 - 1.80    (26.75) - (26.39)
                                              2001       980   1.002 - 1.008       985     1.33     1.40 - 1.80      (9.63) - (7.86)
 Smith Barney Large Capitalization            2002     2,789   0.634 - 0.640     1,776     0.43     1.40 - 1.80    (26.11) - (25.84)
    Growth Portfolio
                                              2001     1,356   0.858 - 0.863     1,165        -     1.40 - 1.80      (13.93) - 0.94
 Smith Barney Mid Cap Core Portfolio          2002     1,774   0.950 - 0.959     1,696     0.11     1.40 - 1.80    (20.57) - (20.28)
                                              2001       820   1.196 - 1.203       984        -     1.40 - 1.80     (11.39) - (6.49)
 Smith Barney Money Market Portfolio          2002     3,914   1.067 - 1.074     4,183     1.24     1.40 - 1.60      (0.37) - (0.09)
                                              2001     1,584   1.071 - 1.075     1,698     2.36     1.40 - 1.60         1.03 - 2.10
 Travelers Managed Income Portfolio           2002     1,265   1.114 - 1.125     1,416    16.56     1.40 - 1.80         0.36 - 0.81
                                              2001       319   1.110 - 1.116       355     1.37     1.40 - 1.80       (1.33) - 1.55
 Van Kampen Enterprise Portfolio              2002       158   0.521 - 0.524        82     0.92     1.40 - 1.60    (30.44) - (30.41)
                                              2001       101   0.749 - 0.753        76        -     1.40 - 1.60      (22.54) - 9.77
VAN KAMPEN LIFE INVESTMENT TRUST
 Comstock Portfolio - Class II Shares         2002       639   0.723 - 0.726       463     0.34     1.40 - 1.60    (20.72) - (20.57)
                                              2001       258   0.912 - 0.914       236        -     1.40 - 1.60      (8.80) - (5.87)
 Emerging Growth Portfolio - Class I Shares   2002       848   0.551 - 0.555       469     0.32     1.40 - 1.60    (33.61) - (33.45)
                                              2001       631   0.830 - 0.834       525     0.04     1.40 - 1.60    (32.58) - (32.41)
 Enterprise Portfolio - Class II Shares       2002        15   0.628 - 0.631         9     0.18     1.40 - 1.60    (30.76) - (24.07)
                                              2001         2           0.907         2        -            1.60               (9.30)
VARIABLE ANNUITY PORTFOLIOS
 Smith Barney Small Cap Growth                2002       299   0.691 - 0.693       207        -     1.40 - 1.60    (26.80) - (21.61)
    Opportunities Portfolio
                                              2001         6           0.944         5        -            1.60               (5.60)

                                      -76-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR               UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                              ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO         LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                             ------    ------   -------------   -------  ---------  -------------   ----------------
VARIABLE INSURANCE PRODUCTS FUND II
 Contrafund(R)Portfolio - Service Class       2002       486   0.803 - 0.808       392     0.45     1.40 - 1.60    (10.88) - (10.72)
                                              2001       177   0.901 - 0.905       160     0.55     1.40 - 1.60    (13.78) - (13.56)
 Contrafund(R)Portfolio - Service Class 2     2002     2,499   0.706 - 0.710     1,770     0.60     1.40 - 1.60    (10.97) - (10.80)
                                              2001     1,544   0.793 - 0.796     1,227     0.19     1.40 - 1.60    (13.90) - (13.67)
VARIABLE INSURANCE PRODUCTS FUND III
 Dynamic Capital Appreciation Portfolio       2002       133   0.766 - 0.769       102     0.29     1.40 - 1.60      (9.03) - (8.78)
    - Service Class 2
                                              2001        40           0.842        33        -            1.60              (15.80)
 Mid Cap Portfolio - Service Class 2          2002       891   0.909 - 0.912       812     0.69     1.40 - 1.60    (11.49) - (11.28)
                                              2001       294   1.027 - 1.028       302        -     1.40 - 1.60         1.28 - 2.70

*Total  return  lowest  and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except where a unit value  inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -77-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEARS ENDED DECEMBER
   31, 2002 AND 2001

                                                     CAPITAL APPRECIATION           MONEY MARKET                AIM V.I. PREMIER
                                                            FUND                     PORTFOLIO               EQUITY FUND - SERIES I
                                                  -------------------------    -------------------------    ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....       2,567,449        189,085      9,321,007       293,012       649,546             --
Accumulation units purchased and
   transferred from other funding options          851,788      2,415,836     18,349,562    15,519,677     1,329,730        652,618
Accumulation units redeemed and
   transferred to other funding options ..        (895,394)       (37,472)   (18,279,980)   (6,491,682)      (91,393)        (3,072)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       2,523,843      2,567,449      9,390,589     9,321,007     1,887,883        649,546
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                GROWTH & INCOME PORTFOLIO -   PREMIER GROWTH PORTFOLIO -     GLOBAL GROWTH FUND -
                                                         CLASS B                      CLASS B                       CLASS 2
                                                ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....              --             --      2,021,943       382,689     1,311,097        111,113
Accumulation units purchased and
   transferred from other funding options           54,855             --      1,176,445     1,772,289       621,066      1,243,836
Accumulation units redeemed and
   transferred to other funding options ..              --             --       (274,290)     (133,035)      (14,625)       (43,852)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........          54,855             --      2,924,098     2,021,943     1,917,538      1,311,097
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                                                  GROWTH-INCOME FUND        CREDIT SUISSE EMERGING
                                                    GROWTH FUND - CLASS 2               CLASS 2                MARKETS PORTFOLIO
                                                ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....       1,956,337        391,921      1,558,823       158,718       281,818          1,000
Accumulation units purchased and
   transferred from other funding options        1,494,891      1,639,469      1,555,017     1,412,301     1,414,223        280,818
Accumulation units redeemed and
   transferred to other funding options ..        (260,776)       (75,053)      (121,931)      (12,196)   (1,620,664)            --
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       3,190,452      1,956,337      2,991,909     1,558,823        75,377        281,818
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                    VIP REIT SERIES -              EAFE(R) EQUITY                SMALL CAP
                                                      STANDARD CLASS                 INDEX FUND                  INDEX FUND
                                                ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         235,572          8,111        176,300       136,061       620,344        495,755
Accumulation units purchased and
   transferred from other funding options          537,616        235,016         33,293        43,225        79,957        138,687
Accumulation units redeemed and
   transferred to other funding options ..         (54,484)        (7,555)        (7,694)       (2,986)      (13,819)       (14,098)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         718,704        235,572        201,899       176,300       686,482        620,344
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                      -78-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEARS ENDED DECEMBER
     31, 2002 AND 2001 (CONTINUED)

                                                  APPRECIATION PORTFOLIO -       SMALL CAP PORTFOLIO -       FRANKLIN SMALL CAP
                                                      INITIAL SHARES                INITIAL SHARES              FUND - CLASS 2
                                                ---------------------------    --------------------------  ------------------------
                                                   2002          2001          2002           2001          2002            2001
                                                   ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         297,481          7,817        731,192         1,000       580,885         19,259
Accumulation units purchased and
   transferred from other funding options.         695,425        291,502      1,083,230       810,537       605,450        561,646
Accumulation units redeemed and
   transferred to other funding options ..         (23,391)        (1,838)      (170,207)      (80,345)     (268,357)           (20)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         969,515        297,481      1,644,215       731,192       917,978        580,885
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                 MUTUAL SHARES SECURITIES          TEMPLETON FOREIGN    TEMPLETON GROWTH SECURITIES
                                                       FUND - CLASS 2          SECURITIES FUND - CLASS 2        FUND - CLASS 2
                                                ---------------------------    --------------------------   -----------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....              --             --        145,408        15,014            --           --
Accumulation units purchased and
   transferred from other funding options          158,101             --        244,521       158,871        25,575           --
Accumulation units redeemed and
   transferred to other funding options ..            (316)            --        (13,660)      (28,477)      (22,017)          --
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         157,785             --        376,269       145,408         3,558           --
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                                                 DIVERSIFIED STRATEGIC     EQUITY INDEX PORTFOLIO -
                                                   APPRECIATION PORTFOLIO           INCOME PORTFOLIO           CLASS I SHARES
                                                ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         886,915         27,890        370,596            --   299,717,852    232,601,305
Accumulation units purchased and
   transferred from other funding options.       1,296,752        896,849        451,738       493,465    70,625,706     77,712,532
Accumulation units redeemed and
   transferred to other funding options ..        (307,812)       (37,824)      (190,329)     (122,869)  (10,607,217)   (10,595,985)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       1,875,855        886,915        632,005       370,596   359,736,341    299,717,852
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                  EQUITY INDEX PORTFOLIO -        FUNDAMENTAL VALUE            EMERGING GROWTH
                                                       CLASS II SHARES                PORTFOLIO                FUND - CLASS I
                                                ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002          2001
                                                    ----          ----          ----           ----          ----          ----
Accumulation units beginning of year .....       1,935,698             --      1,090,851            --            --           --
Accumulation units purchased and
   transferred from other funding options.       2,278,038      2,207,205      2,514,402     1,110,574        21,468           --
Accumulation units redeemed and
   transferred to other funding options ..        (996,708)      (271,507)      (679,735)      (19,723)           --           --
                                               -----------    -----------    -----------   -----------   -----------    ---------
Accumulation units end of year ...........       3,217,028      1,935,698      2,925,518     1,090,851        21,468           --
                                               ===========    ===========    ===========   ===========   ===========    =========

                                      -79-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEARS ENDED DECEMBER
     31, 2002 AND 2001 (CONTINUED)

                                                  GROWTH & INCOME FUND -          AGGRESSIVE GROWTH         BALANCED PORTFOLIO -
                                                         CLASS I              PORTFOLIO - SERVICE SHARES      SERVICE SHARES
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....              --             --        718,141        16,276     2,297,629        493,338
Accumulation units purchased and
   transferred from other funding options.          10,754             --        300,008       701,924     1,500,141      1,864,205
Accumulation units redeemed and
   transferred to other funding options ..              --             --        (75,702)          (59)     (454,185)       (59,914)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........          10,754             --        942,447       718,141     3,343,585      2,297,629
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                   GLOBAL LIFE SCIENCES          GLOBAL TECHNOLOGY            WORLDWIDE GROWTH
                                               PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES
                                               ---------------------------   --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----

Accumulation units beginning of year .....         511,317          1,000      1,090,816        31,577     1,486,493        381,642
Accumulation units purchased and
   transferred from other funding options          533,738        685,857        975,521     1,295,051     1,460,377      1,146,859
Accumulation units redeemed and
   transferred to other funding options ..        (210,968)      (175,540)      (347,904)     (235,812)   (1,067,057)       (42,008)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         834,087        511,317      1,718,433     1,090,816     1,879,813      1,486,493
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                                                 PUTNAM VT INTERNATIONAL     PUTNAM VT SMALL CAP
                                                 TOTAL RETURN PORTFOLIO -            GROWTH FUND -              VALUE FUND -
                                                   ADMINISTRATIVE CLASS            CLASS IB SHARES            CLASS IB SHARES
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....       2,212,030             --        340,112            --       438,239             --
Accumulation units purchased and
   transferred from other funding options       10,364,137      2,297,240      5,421,202     1,680,265     1,650,735        455,179
Accumulation units redeemed and
   transferred to other funding options ..      (2,185,619)       (85,210)    (5,352,949)   (1,340,153)     (302,304)       (16,940)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........      10,390,548      2,212,030        408,365       340,112     1,786,670        438,239
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                      PUTNAM  VT
                                                   VOYAGER II FUND -
                                                    CLASS IB SHARES             CAPITAL FUND - CLASS I    INVESTORS FUND - CLASS I
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----

Accumulation units beginning of year .....         110,871             --      2,255,645            --     1,202,592             --
Accumulation units purchased and
   transferred from other funding options          375,499        112,042      3,239,926     2,289,681     2,546,816      1,231,190
Accumulation units redeemed and
   transferred to other funding options ..         (70,768)        (1,171)      (724,654)      (34,036)     (743,785)       (28,598)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         415,602        110,871      4,770,917     2,255,645     3,005,623      1,202,592
                                               ===========    ===========    ===========   ===========   ===========    ===========

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEARS ENDED DECEMBER
     31, 2002 AND 2001 (CONTINUED)

                                                  LARGE CAP GROWTH FUND -       SMALL CAP GROWTH FUND -    SMITH BARNEY LARGE CAP
                                                         CLASS I                       CLASS I                 CORE PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....              --             --        562,782            --        31,323             --
Accumulation units purchased and
   transferred from other funding options           21,665             --      1,019,190       565,271       124,847         31,326
Accumulation units redeemed and
   transferred to other funding options ..              --             --       (277,064)       (2,489)       (4,370)            (3)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........          21,665             --      1,304,908       562,782       151,800         31,323
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                   SMITH BARNEY PREMIER         MULTIPLE DISCIPLINE
                                                    SELECTIONS ALL CAP          PORTFOLIO - ALL CAP           BALANCED ALL CAP
                                                     GROWTH PORTFOLIO             GROWTH AND VALUE            GROWTH AND VALUE
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....          41,619             --             --            --            --             --
Accumulation units purchased and
   transferred from other funding options          144,331         51,624        744,585            --        74,217             --
Accumulation units redeemed and
   transferred to other funding options...         (23,365)       (10,005)        (2,734)           --            --             --
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         162,585         41,619        741,851            --        74,217             --
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                   MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                               PORTFOLIO - GLOBAL ALL CAP      PORTFOLIO - LARGE CAP      CONVERTIBLE SECURITIES
                                                     GROWTH AND VALUE            GROWTH AND VALUE                PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....            --             --             --            --       1,014,757         71,310
Accumulation units purchased and
   transferred from other funding options.         163,663           --          149,238          --         632,874      1,094,882
Accumulation units redeemed and
   transferred to other funding options ..            --             --           (1,559)         --        (474,730)      (151,435)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         163,663           --          147,679          --       1,172,901      1,014,757
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                   DISCIPLINED MID CAP          DISCIPLINED SMALL CAP           EQUITY INCOME
                                                     STOCK PORTFOLIO               STOCK PORTFOLIO                PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         436,774          1,000           --            --       2,830,108        209,580
Accumulation units purchased and
   transferred from other funding options          693,635        445,536           --          53,435     2,737,142      3,003,790
Accumulation units redeemed and
   transferred to other funding options ..        (263,414)        (9,762)          --         (53,435)     (745,634)      (383,262)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         866,995        436,774           --            --       4,821,616      2,830,108
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                      -81-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEARS ENDED DECEMBER
     31, 2002 AND 2001 (CONTINUED)

                                                   FEDERATED HIGH YIELD
                                                        PORTFOLIO            FEDERATED STOCK PORTFOLIO     LARGE CAP PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         365,106          1,000        688,682         1,000       636,289         81,918
Accumulation units purchased and
   transferred from other funding options          807,769        364,749        377,071       714,943       694,852        753,670
Accumulation units redeemed and
   transferred to other funding options ..         (59,666)          (643)      (503,300)      (27,261)     (226,808)      (199,299)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       1,113,209        365,106        562,453       688,682     1,104,333        636,289
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                               LAZARD INTERNATIONAL STOCK        MFS EMERGING GROWTH         MFS MID CAP GROWTH
                                                        PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         302,087          1,000        871,844       151,685     1,060,034         16,819
Accumulation units purchased and
   transferred from other funding options        1,990,224        302,737        721,399       745,320     1,335,290      1,373,555
Accumulation units redeemed and
   transferred to other funding options ..      (1,933,379)        (1,650)      (197,347)      (25,161)     (609,041)      (330,340)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         358,932        302,087      1,395,896       871,844     1,786,283      1,060,034
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                                               TRAVELERS QUALITY BOND      AIM CAPITAL APPRECIATION
                                                 MFS RESEARCH PORTFOLIO              PORTFOLIO                    PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         446,733         21,363      2,682,206       137,637       240,283             --
Accumulation units purchased and
   transferred from other funding options          362,615        435,534      4,579,456     2,656,817       759,010        242,301
Accumulation units redeemed and
   transferred to other funding options ..         (26,335)       (10,164)    (2,664,523)     (112,248)      (31,750)        (2,018)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         783,013        446,733      4,597,139     2,682,206       967,543        240,283
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                                                                              PUTNAM DIVERSIFIED
                                                ALLIANCE GROWTH PORTFOLIO     MFS TOTAL RETURN PORTFOLIO      INCOME PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....       2,023,467         90,967      4,354,181       162,353       577,926          8,948
Accumulation units purchased and
   transferred from other funding options.       1,630,302      1,961,713      4,598,607     4,620,171        76,818        620,254
Accumulation units redeemed and
   transferred to other funding options ..        (288,627)       (29,213)      (903,185)     (428,343)     (365,542)       (51,276)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       3,365,142      2,023,467      8,049,603     4,354,181       289,202        577,926
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                      -82-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEARS ENDED DECEMBER
     31, 2002 AND 2001 (CONTINUED)

                                                SMITH BARNEY AGGRESSIVE        SMITH BARNEY HIGH INCOME  SMITH BARNEY INTERNATIONAL
                                                   GROWTH PORTFOLIO                    PORTFOLIO          ALL CAP GROWTH PORTFOLIO
                                               ---------------------------    -------------------------- -------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....       2,814,473        184,799        406,346            --       382,509        213,739
Accumulation units purchased and
   transferred from other funding options        2,491,612      2,774,680        507,962       409,551       373,312        233,018
Accumulation units redeemed and
   transferred to other funding options ..        (753,194)      (145,006)      (101,169)       (3,205)     (292,956)       (64,248)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       4,552,891      2,814,473        813,139       406,346       462,865        382,509
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                                                 SMITH BARNEY LARGE
                                                  SMITH BARNEY LARGE CAP        CAPITALIZATION GROWTH       SMITH BARNEY MID CAP
                                                      VALUE PORTFOLIO                  PORTFOLIO               CORE PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         979,833         71,969      1,355,499        76,475       820,163         61,933
Accumulation units purchased and
   transferred from other funding options          799,297        936,449      1,756,031     1,312,263     1,209,118        771,072
Accumulation units redeemed and
   transferred to other funding options ..        (174,021)       (28,585)      (322,584)      (33,239)     (255,090)       (12,842)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       1,605,109        979,833      2,788,946     1,355,499     1,774,191        820,163
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                 SMITH BARNEY MONEY MARKET    TRAVELERS MANAGED INCOME      VAN KAMPEN ENTERPRISE
                                                        PORTFOLIO                      PORTFOLIO                  PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....       1,584,432          9,253        318,897            --       100,838          5,038
Accumulation units purchased and
   transferred from other funding options        4,076,776      2,429,405      1,009,919       318,906        58,325         95,826
Accumulation units redeemed and
   transferred to other funding options ..      (1,747,093)      (854,226)       (64,303)           (9)       (1,217)           (26)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........       3,914,115      1,584,432      1,264,513       318,897       157,946        100,838
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                  COMSTOCK PORTFOLIO -        EMERGING GROWTH PORTFOLIO -   ENTERPRISE PORTFOLIO -
                                                    CLASS II SHARES                  CLASS I SHARES            CLASS II SHARES
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....         257,896             --        631,183        76,536         2,000             --
Accumulation units purchased and
   transferred from other funding options          582,884        280,447        299,032       574,175        49,601          2,000
Accumulation units redeemed and
   transferred to other funding options ..        (201,413)       (22,551)       (81,969)      (19,528)      (36,605)            --
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         639,367        257,896        848,246       631,183        14,996          2,000
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                      -83-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEARS ENDED DECEMBER
     31, 2002 AND 2001 (CONTINUED)

                                              SMITH BARNEY SMALL CAP GROWTH    CONTRAFUND(R) PORTFOLIO -  CONTRAFUND(R) PORTFOLIO -
                                                  OPPORTUNITIES PORTFOLIO            SERVICE CLASS            SERVICE CLASS 2
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....           5,693             --        177,010        67,010     1,543,571        180,188
Accumulation units purchased and
   transferred from other funding options          306,800          5,693        376,400       174,483     1,490,705      1,684,856
Accumulation units redeemed and
   transferred to other funding options ..         (13,876)            --        (67,035)      (64,483)     (534,857)      (321,473)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         298,617          5,693        486,375       177,010     2,499,419      1,543,571
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                 APPRECIATION PORTFOLIO           MID CAP PORTFOLIO -          STRATEGIC STOCK
                                                    SERVICE CLASS II               SERVICE CLASS II               PORTFOLIO
                                               ---------------------------    --------------------------  ------------------------
                                                    2002          2001          2002           2001          2002            2001
                                                    ----          ----          ----           ----          ----            ----
Accumulation units beginning of year .....          39,739             --        294,127            --            --             --
Accumulation units purchased and
   transferred from other funding options           93,156         40,851        699,969       294,923            --         27,196
Accumulation units redeemed and
   transferred to other funding options ..              (8)        (1,112)      (102,712)         (796)           --        (27,196)
                                               -----------    -----------    -----------   -----------   -----------    -----------
Accumulation units end of year ...........         132,887         39,739        891,384       294,127            --             --
                                               ===========    ===========    ===========   ===========   ===========    ===========

                                                       COMBINED
                                              ----------------------------
                                                  2002            2001
                                                  ----            ----

Accumulation units beginning of year          370,001,409     237,667,103
Accumulation units purchased and
   transferred from other funding options     176,497,402     155,759,868
Accumulation units redeemed and
   transferred to other funding options       (60,803,169)    (23,425,562)
                                              -----------     ------------
Accumulation units end of year                485,695,642     370,001,409
                                              ===========     ============

                                      -84-

                          INDEPENDENT AUDITORS' REPORT

The  Board of  Directors  of the  Travelers  Insurance  Company  and  Owners  of
     Variable  Annuity  Contracts  of The  Travelers  Fund BD III  for  Variable
     Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers  Fund BD III for Variable  Annuities as of December 31, 2002,  and the
related  statements  of  operations  for the year then ended,  the  statement of changes in net assets for each of the two years then  ended,  and the  financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers  Fund BD III for  Variable  Annuities  as of December  31,  2002,  the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for  each  of the two  years  in the  period  then  ended,  in  conformity  with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -85-

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                                        This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of The  Travelers  Fund BD III for  Variable  Annuities or
shares of Fund BD III's  underlying  funds.  It should not be used in connection with any offer except in conjunction  with the Prospectus for The Travelers Fund
BD III for Variable  Annuities  product(s)  offered by The  Travelers  Insurance
Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

FNDBDIII (Annual) (12-02) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31,
2002. These consolidated financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. As discussed in
Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                                       2002       2001       2000
                                                                                      ----       ----       ----
REVENUES
Premiums                                                                             $1,924     $2,102     $1,966
Net investment income                                                                 2,936      2,831      2,730
Realized investment gains (losses)                                                     (322)       125        (77)
Fee income                                                                              560        537        528
Other revenues                                                                          136        107        107
--------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                   5,234      5,702      5,254
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                 1,711      1,862      1,752
Interest credited to contractholders                                                  1,220      1,179      1,038
Amortization of deferred acquisition costs                                              393        379        347
General and administrative expenses                                                     407        371        463
--------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                      3,731      3,791      3,600
--------------------------------------------------------------------------------------------------------------------

Income from operations before federal income taxes and cumulative effects of
   changes in accounting principles                                                   1,503      1,911      1,654
--------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                            236        471        462
     Deferred                                                                           185        159         89
--------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                         421        630        551
--------------------------------------------------------------------------------------------------------------------
Income before cumulative effects of changes in accounting principles                  1,082      1,281      1,103

Cumulative effect of change in accounting for derivative instruments and
   hedging activities, net of tax                                                        --         (6)        --
Cumulative effect of change in accounting for securitized financial assets,
   net of tax                                                                            --         (3)        --
--------------------------------------------------------------------------------------------------------------------
Net Income                                                                           $1,082     $1,272     $1,103
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-2

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                               2002       2001
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,687 and $2,330 subject to securities
  lending agreements) (cost $35,428; $31,730)                $36,434    $32,072
Equity securities, at fair value (cost $328; $471)               332        472
Mortgage loans                                                 1,985      1,995
Real estate                                                       36         55
Policy loans                                                   1,168      1,208
Short-term securities                                          4,414      3,053
Trading securities, at fair value                              1,531      1,880
Other invested assets                                          4,909      2,485
--------------------------------------------------------------------------------
     Total Investments                                        50,809     43,220
--------------------------------------------------------------------------------

Cash                                                             186        146
Investment income accrued                                        525        487
Premium balances receivable                                      151        137
Reinsurance recoverables                                       4,301      4,163
Deferred acquisition costs                                     3,936      3,461
Separate and variable accounts                                21,620     24,837
Other assets                                                   1,467      1,415
--------------------------------------------------------------------------------
     Total Assets                                            $82,995    $77,866
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $26,634    $22,810
Future policy benefits and claims                             15,009     14,221
Separate and variable accounts                                21,620     24,837
Deferred federal income taxes                                  1,448        409
Trading securities sold not yet purchased, at fair value         598        891
Other liabilities                                              6,051      5,518
--------------------------------------------------------------------------------
     Total Liabilities                                        71,360     68,686
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                         100        100
Additional paid-in capital                                     5,443      3,864
Retained earnings                                              5,638      5,142
Accumulated other changes in equity from nonowner sources        454         74
--------------------------------------------------------------------------------
     Total Shareholder's Equity                               11,635      9,180
--------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity              $82,995    $77,866
================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-3

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
COMMON STOCK                                           2002       2001       2000
-------------------------------------------------------------------------------------
Balance, beginning of year                              $100       $100       $100
Changes in common stock                                   --         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                    $100       $100       $100
=====================================================================================

-------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-------------------------------------------------------------------------------------
Balance, beginning of year                            $3,864     $3,843     $3,819
Stock option tax benefit (expense)                      (17)         21         24
Capital contributed by parent                          1,596         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,443     $3,864     $3,843
=====================================================================================

-------------------------------------------------------------------------------------
RETAINED EARNINGS
-------------------------------------------------------------------------------------

Balance, beginning of year                            $5,142     $4,342     $4,099
Net income                                             1,082      1,272      1,103

Dividends to parent                                     (586)      (472)      (860)
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,638     $5,142     $4,342
=====================================================================================

-------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Balance, beginning of year                               $74       $104      $(398)
Cumulative effect of accounting for
  derivative instruments and hedging activities,
  net of tax                                              --       (29)         --
Unrealized gains, net of tax                             455         68         501
Foreign currency translation, net of tax                   3         (3)         1
Derivative instrument hedging activity losses,
  net of tax                                             (78)       (66)        --
-------------------------------------------------------------------------------------
Balance, end of year                                    $454      $  74       $104
=====================================================================================

-------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Net income                                            $1,082     $1,272     $1,103
Other changes in equity from nonowner sources            380        (30)       502
-------------------------------------------------------------------------------------
Total changes in equity from nonowner sources         $1,462     $1,242     $1,605
=====================================================================================

-------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-------------------------------------------------------------------------------------
Changes in total shareholders' equity                 $2,455     $  791     $  769
Balance, beginning of year                             9,180      8,389      7,620
-------------------------------------------------------------------------------------
Balance, end of year                                 $11,635     $9,180     $8,389
=====================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-4

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 2002        2001        2000
---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $  1,917    $  2,109    $  1,986
     Net investment income received                             2,741       2,430       2,489
     Other revenues received                                      384         867         865
     Benefits and claims paid                                  (1,218)     (1,176)     (1,193)
     Interest credited to contractholders                      (1,220)     (1,159)     (1,046)
     Operating expenses paid                                   (1,022)     (1,000)       (970)
     Income taxes paid                                           (197)       (472)       (490)
     Trading account investments (purchases), sales, net           76         (92)       (143)
     Other                                                       (393)       (227)       (258)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities              1,068       1,280       1,240
---------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       4,459       3,706       4,257
         Mortgage loans                                           374         455         380
     Proceeds from sales of investments
         Fixed maturities                                      15,472      14,110      10,840
         Equity securities                                        945         112         397
         Real estate held for sale                                 26           6         244
     Purchases of investments
         Fixed maturities                                     (23,623)    (22,556)    (17,836)
         Equity securities                                       (867)        (50)         (7)
         Mortgage loans                                          (355)       (287)       (264)
     Policy loans, net                                             39          41           9
     Short-term securities purchases, net                      (1,320)       (914)       (810)
     Other investments (purchases), sales, net                    (69)        103        (461)
     Securities transactions in course of settlement, net         529       1,086         944
---------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                     (4,390)     (4,188)     (2,307)
---------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               8,505       8,308       6,022
     Contractholder fund withdrawals                           (4,729)     (4,932)     (4,030)
     Capital contribution by parent                               172          --          --
     Dividends to parent company                                 (586)       (472)       (860)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities              3,362       2,904       1,132
---------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    40          (4)         65
Cash at December 31, previous year                                146         150          85
---------------------------------------------------------------------------------------------
Cash at December 31, current year                            $    186    $    146    $    150
=============================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-5

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the
Company), is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc.
(Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica
Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life
Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National
Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers
Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to
Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to
Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 15.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS Effective January 1,
2002, the Company adopted the Financial Accounting Standards Board (FASB)
Statements of Financial Accounting Standards No. 141, "Business Combinations"
(FAS 141) and No. 142, "Goodwill and Other Intangible Assets" (FAS 142). These
standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 6.

                                       F-6

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company stopped amortizing goodwill on January 1, 2002. During 2001, the
Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the twelve months ended December 31,
2001 is as follows:

                                                      Twelve Months
                                                          Ended
     ($ IN MILLIONS)                                December 31, 2001
                                                    -----------------
     Net income:
         Reported net income                             $1,272
         Negative goodwill reversal                          (8)
         Goodwill amortization                                7
                                                         ------
         Adjusted net income                             $1,271
                                                         ======

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted the FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively.

There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted the FASB Statement of Financial
Accounting Standards No. 146, "Accounting for Costs Associated with Exit or
Disposal Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that FAS 146 will materially affect the Company's consolidated financial statements.

                                       F-7

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation - Transition and Disclosure,"
issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   ($ IN MILLIONS)
   -----------------------------------------------------------------------------
   Net income, as reported                         $1,082     $1,272     $1,103
   FAS 123 pro forma adjustments, after tax            (9)       (15)       (19)
   -----------------------------------------------------------------------------
   Net income, pro forma                           $1,073     $1,257     $1,084
   -----------------------------------------------------------------------------

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   -----------------------------------------------------------------------------
   Expected volatility of Citigroup Stock           36.98%     38.31%      41.5%
   Risk-free interest rate                           3.65%      4.42%      6.23%
   -----------------------------------------------------------------------------
   Expected annual dividend per Citigroup share     $0.92      $0.92      $0.78
   -----------------------------------------------------------------------------
   Expected annual forfeiture rate                      7%         5%         5%
   -----------------------------------------------------------------------------

The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46 "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                                       F-8

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $1.3 billion and primarily consists of interests in security and real estate investment funds, and below investment grade asset-backed and mortgage-backed securities, and a collateralized bond obligation. The Company is evaluating the impact of applying FIN 46 to existing VIEs in which it has variable interests and has not yet completed this analysis. However, at this time, it is anticipated that the effect on the Company's Consolidated Balance Sheets could be an increase of less than $1 billion to assets and liabilities. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 4), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these values.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

                                       F-9

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2002 and 2001.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies. (See Note 12 for a more detailed description of the
Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported on other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

                                       F-10

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company primarily hedges foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

Derivatives that are used to hedge instruments that are carried at fair value, do not qualify or are not designated as hedges, are also carried at fair value with changes in value reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES:

The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses.
Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value

                                       F-11

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the associated risk management strategy. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains and losses.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging available for sale securities were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains and losses. Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains and losses and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: Statement of Financial Accounting Standards No. 60, "Accounting
and Reporting by Insurance Enterprises" (FAS 60), Statement of Financial
Accounting Standards No. 91, "Accounting for Nonrefundable Fees and Costs
Associated with Originating or Acquiring Loans and Initial Direct Costs of
Leases" (FAS 91) and Statement of Financial Accounting Standards No. 97,
"Accounting and Reporting by Insurance Enterprises for Certain Long Duration
Contracts and for Realized Gains and Losses from the Sale of Investments"
(FAS 97).

                                       F-12

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years.

DAC for universal life and COLI are amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per
FAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over
16-25 years.

DAC relating to traditional life, including term insurance, and health insurance are amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 6.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that was recorded in 1993 at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate.
The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to
18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits;
and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 6.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

                                       F-13

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141, "Business
Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible Assets"
(FAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is regularly reviewed for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis. See Note 6.

Upon adoption of FAS 141 and FAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting
Policies, Accounting Changes.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life,
COLI, pension investment, guaranteed investment contracts (GIC), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 4.1% to 6.6%, with a weighted average interest rate of 4.5%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts.
Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.45% to 10.0% with a weighted average interest rate of 4.9%.

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.1% for these products. Traditional life products include whole life and term insurance.
Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 3.6%. Assumptions established at policy issue as to mortality and persistency are based on the
Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

                                       F-14

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (CONTINUED)

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company had a liability of $22.6 million and $22.3 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.2 million and $4.3 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and
Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

                                       F-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICS and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

STOCK-BASED COMPENSATION

Prior to January 1, 2003, the Company applied Accounting Principles Board
Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB
25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date.
Alternatively, FAS No. 123, "Accounting for Stock-Based Compensation" (FAS 123),
allows companies to recognize compensation expense over the related service period based on the grant date fair value of the stock award.

2.  BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. The proceeds were
$410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain is amortized in relation to anticipated premiums.
After-tax amortization amounted to $20 million, $21 million and $5 million in
2002, 2001 and 2000, respectively. Earned premiums were $24 million, $25 million and $138 million in 2002, 2001 and 2000, respectively.

3.  OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts,

                                       F-16

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

with the result that the deposits collected are reported as liabilities and are not included in revenues.

The PRIMERICA LIFE INSURANCE business segment consolidates the business of
Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL.
The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately
107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long- lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                                       F-17

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2002                                  TRAVELERS LIFE &   PRIMERICA LIFE
 ($ IN MILLIONS)                                             ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   730          $ 1,194          $ 1,924
     Deposits                                                 11,906               --           11,906
                                                             -------          -------          -------
Total business volume                                        $12,636          $ 1,194          $13,830
Net investment income                                          2,646              290            2,936
Interest credited to contractholders                           1,220               --            1,220
Amortization of deferred acquisition costs                       174              219              393
Total expenditures for deferred acquisition costs                556              323              879
Federal income taxes (FIT) on operating income                   325              209              534
Operating income (excludes realized gains or
      losses and the related FIT)                            $   884          $   407          $ 1,291
Segment Assets                                               $74,562          $ 8,433          $82,995
-------------------------------------------------------------------------------------------------------

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2001                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   957          $ 1,145          $ 2,102
     Deposits                                                 13,067               --           13,067
                                                             -------          -------          -------
Total business volume                                        $14,024          $ 1,145          $15,169
Net investment income                                          2,530              301            2,831
Interest credited to contractholders                           1,179               --            1,179
Amortization of deferred acquisition costs                       171              208              379
Total expenditures for deferred acquisition costs                553              298              851
Federal income taxes (FIT) on operating income                   377              209              586
Operating income (excludes realized gains or
      losses and the related FIT)                            $   801          $   399          $ 1,200
Segment Assets                                               $69,836          $ 8,030          $77,866
-------------------------------------------------------------------------------------------------------

                                       F-18

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2000                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   860          $ 1,106          $ 1,966
     Deposits                                                 11,536               --           11,536
                                                             -------          -------          -------
Total business volume                                        $12,396          $ 1,106          $13,502
Net investment income                                          2,450              280            2,730
Interest credited to contractholders                           1,038               --            1,038
Amortization of deferred acquisition costs                       166              181              347
Total expenditures for deferred acquisition costs                520              272              792
Federal income taxes (FIT) on operating income                   381              197              578
Operating income (excludes realized gains or
     losses and the related FIT)                             $   777          $   376          $ 1,153
Segment Assets                                               $62,771          $ 7,522          $70,293
-------------------------------------------------------------------------------------------------------

                                       F-19

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

----------------------------------------------------------------------------------------------
BUSINESS SEGMENT RECONCILIATION:
($ IN MILLIONS)                                          AT AND FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

BUSINESS VOLUME AND REVENUES                                   2002         2001         2000
----------------------------------------------------------------------------------------------
Total business volume                                       $ 13,830     $ 15,169     $ 13,502
Other revenues, including fee income                             696          644          635
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
                                                            --------     --------     --------
Revenue from external sources                                  2,620        2,746        2,601
Net investment income                                          2,936        2,831        2,730
Realized investment gains (losses)                              (322)         125          (77)
==============================================================================================
      Total revenues                                        $  5,234     $  5,702     $  5,254
==============================================================================================

OPERATING INCOME
----------------------------------------------------------------------------------------------
Total operating income of business segments                 $  1,291     $  1,200     $  1,153
Realized investment gains (losses), net of tax                  (209)          81          (50)
Cumulative effect of change in accounting for
  derivative instruments and hedging activities,
  net of tax                                                      --           (6)          --
Cumulative effect of change in accounting for
  securitized financial assets, net of tax                        --           (3)          --
----------------------------------------------------------------------------------------------
      Income from continuing operations                     $  1,082     $  1,272     $  1,103
==============================================================================================

ASSETS
----------------------------------------------------------------------------------------------
Total assets of business segments                           $ 82,995     $ 77,866     $ 70,293
==============================================================================================

BUSINESS VOLUME AND REVENUES
----------------------------------------------------------------------------------------------
Individual Annuities                                        $  6,307     $  7,166     $  7,101
Group Annuities                                                7,285        8,383        6,563
Individual Life and Health Insurance and COLI                  3,116        2,970        2,550
Other (a)                                                        432          250          576
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
----------------------------------------------------------------------------------------------
      Total revenue                                         $  5,234     $  5,702     $  5,254
==============================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.

The Company's revenue was derived almost entirely from U.S. domestic business.
Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                       F-20

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

4.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2002                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,975      $   434      $     2      $ 7,407
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and            2,402           39           19        2,422
     authorities
     Obligations of states, municipalities and
     political subdivisions                                   297           22            0          319
     Debt securities issued by foreign governments
                                                              365           30            2          393
     All other corporate bonds                             20,894          982          608       21,268
     Other debt securities                                  4,348          229           66        4,511
     Redeemable preferred stock                               147            1           34          114
--------------------------------------------------------------------------------------------------------
Total Available For Sale                                  $35,428      $ 1,737      $   731      $36,434
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2001                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,654      $   116      $    57      $ 6,713
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,677            8           63        1,622
     Obligations of states, municipalities and
     political subdivisions                                   108            4            1
                                                                                                     111
     Debt securities issued by foreign governments
                                                              810           46            5          851
     All other corporate bonds                             17,904          482          260       18,126
     Other debt securities                                  4,406          154           86        4,474
     Redeemable preferred stock                               171           12            8          175
--------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $31,730      $   822      $   480      $32,072
--------------------------------------------------------------------------------------------------------

                                       F-21

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Proceeds from sales of fixed maturities classified as available for sale were
$15.5 billion, $14.1 billion and $10.8 billion in 2002, 2001 and 2000, respectively. Gross gains of $741 million, $633 million and $213 million and gross losses of $309 million, $273 million and $407 million in 2002, 2001 and
2000, respectively, were realized on those sales. Additional losses of $639 million, $153 million and $25 million in 2002, 2001 and 2000, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued
throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $5.1 billion and $4.6 billion at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   ---------------------------------------------------------------------------
                                                      AMORTIZED
   ($ IN MILLIONS)                                       COST       FAIR VALUE
   ---------------------------------------------------------------------------
   MATURITY:
        Due in one year or less                         $2,572        $2,605
        Due after 1 year through 5 years                10,162        10,430
        Due after 5 years through 10 years               8,591         8,768
        Due after 10 years                               7,128         7,224
   ---------------------------------------------------------------------------
                                                        28,453        29,027
   ---------------------------------------------------------------------------
        Mortgage-backed securities                       6,975         7,407
   ---------------------------------------------------------------------------
            Total Maturity                             $35,428       $36,434
   ---------------------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The
Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs classified as available for sale with a fair value of $4.7 billion and $4.5 billion, respectively.
Approximately 35% and 38%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001.
In addition, the Company held $2.6 billion and $2.1 billion of GNMA, FNMA or
FHLMC mortgage-backed pass-through securities at December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-22

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2002 and 2001, the Company held cash collateral of $2.8 billion and $2.4 billion, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

 ---------------------------------------------------------------------------------------------
 EQUITY SECURITIES:                                GROSS UNREALIZED  GROSS UNREALIZED   FAIR
 ($ IN MILLIONS)                            COST         GAINS            LOSSES       VALUE
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2002
      Common stocks                          $48           $9               $7           $50
      Non-redeemable preferred stocks        280            8                6           282
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $328          $17              $13          $332
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2001
      Common stocks                          $96          $11               $6          $101
      Non-redeemable preferred stocks        375            8               12           371
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $471          $19              $18          $472
 ---------------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $945 million, $112 million and
$397 million in 2002, 2001 and 2000, respectively. Gross gains of $8 million,
$10 million and $107 million and gross losses of $4 million, $13 million and $9 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $19 million, $96 million and $7 million in 2002, 2001 and
2000, respectively, were realized due to other-than-temporary losses in value.

MORTGAGE LOANS AND REAL ESTATE

At December 31, 2002 and 2001, the Company's mortgage loan and real estate portfolios consisted of the following:

 ----------------------------------------------------------------------------
 ($ IN MILLIONS)                                        2002          2001
 ----------------------------------------------------------------------------

 Current Mortgage Loans                                $1,941        $1,976
 Underperforming Mortgage Loans                            44            19
 ----------------------------------------------------------------------------
      Total Mortgage Loans                              1,985         1,995
 ----------------------------------------------------------------------------

 Real Estate - Foreclosed                                  17            42
 Real Estate - Investment                                  19            13
 ----------------------------------------------------------------------------
      Total Real Estate                                    36            55
 ----------------------------------------------------------------------------
      Total Mortgage Loans and Real Estate             $2,021        $2,050
 ============================================================================

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                                       F-23

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        -----------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        -----------------------------------------------------------
        Past Maturity                                    $13
        2003                                             183
        2004                                             156
        2005                                             123
        2006                                             198
        2007                                             135
        Thereafter                                     1,177
        -----------------------------------------------------------
             Total                                    $1,985
        ===========================================================

TRADING SECURITIES

Trading securities of the Company are held in Tribeca Citigroup Investments Ltd.
The assets and liabilities are valued at fair value as follows:

($ IN MILLIONS)                                 Fair value as of      Fair value as of
---------------                                 December 31, 2002     December 31, 2001
                                                -----------------     -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage                     $1,442                $1,798
       Merger arbitrage                                   47                    80
       Other                                              42                     2
                                                      ------                ------
                                                      $1,531                $1,880
                                                      ======                ======
LIABILITIES
    Trading securities sold not yet purchased
       Convertible bond arbitrage                     $  520                $  836
       Merger arbitrage                                   13                    51
       Other                                              65                     4
                                                      ------                ------
                                                      $  598                $  891
                                                      ======                ======

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 12.

                                       F-24

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Investment in Citigroup preferred stock            $3,212           $987
  Partnership investments                             1,269            949
  Real estate joint ventures                            390            520
  Other                                                  38             29
  --------------------------------------------------------------------------
  Total                                              $4,909         $2,485
  --------------------------------------------------------------------------

CONCENTRATIONS

At December 31, 2002 and 2001, the Company had an investment in Citigroup
Preferred Stock of $3.2 billion and $987 million, respectively. See Note 14.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Electric Utilities                                 $3,979         $3,883
  Finance                                             3,681          1,633
  Banking                                             1,900          1,944
  --------------------------------------------------------------------------

The Company held investments in foreign banks in the amount of $869 million and
$954 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $878 million and $358 million in Electric Utilities at December 31, 2002 and 2001, respectively, and total below investment grade assets were $3.8 billion and $2.3 billion at December 31,
2002 and 2001, respectively.

Included in mortgage loans were the following group concentrations:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  STATE
  California                                           $788           $788

  PROPERTY TYPE
  Agricultural                                       $1,212         $1,131

                                       F-25

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS
Investments included in the consolidated balance sheets that were non-income producing amounted to $58.5 million and $27.7 million at December 31, 2002 and
2001, respectively.

RESTRUCTURED INVESTMENTS
The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2002 and 2001. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2002 and 2001.

NET INVESTMENT INCOME

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  GROSS INVESTMENT INCOME
       Fixed maturities                              $2,359    $2,328    $2,061
       Mortgage loans                                   167       210       223
       Trading                                            9       131       208
       Joint ventures and partnerships                  203        71       150
       Citigroup preferred stock                        178        53        53
       Other, including policy loans                    104       165       184
  -----------------------------------------------------------------------------
  Total gross investment income                       3,020     2,958     2,879
  -----------------------------------------------------------------------------
  Investment expenses                                    84       127       149
  -----------------------------------------------------------------------------
  Net investment income                              $2,936    $2,831    $2,730
  -----------------------------------------------------------------------------

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  REALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                              $(207)     $207     $(219)
       Equity securities                               (15)      (99)       91
       Mortgage loans                                   --         5        27
       Real estate held for sale                         8         3        25
       Derivatives                                     (77)       14        --
       Other                                           (31)       (5)       (1)
  -----------------------------------------------------------------------------
         Total realized investment gains (losses)    $(322)     $125      $(77)
  -----------------------------------------------------------------------------

                                       F-26

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                        2002    2001     2000
  ($ IN MILLIONS)
  ------------------------------------------------------------------------------

  UNREALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                                  $664     $85     $891
       Equity securities                                    3      40     (132)
       Other                                               31     (20)      13
  ------------------------------------------------------------------------------
         Total unrealized investment gains (losses)       698      105     772
  ------------------------------------------------------------------------------
       Related taxes                                      243       37     271
  ------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)     455       68     501
       Balance beginning of year                          171      103    (398)
  ------------------------------------------------------------------------------
         Balance end of year                             $626     $171    $103
  ------------------------------------------------------------------------------

5.  REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance.
Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life, and in excess of $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $321.9 billion and $285.7 billion at December 31, 2002 and 2001.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $231.8 million and $233.3 million in 2002 and
2001, respectively, and earned premiums ceded were $233.8 million and $240.1 million in 2002 and 2001, respectively.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$19.1 billion, of which $12.4 billion or 65% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $4.6 billion at December 31, 2002, of which $3.8 billion or 82% is reinsured. During 2002, substantially all new contracts written were not reinsured.

Through TIC, the Company writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with the insurance subsidiaries of TPC.

                                       F-27

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                              FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                                2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,610      $ 2,848      $ 2,634
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                  (83)        (146)        (195)
     Non-affiliated companies                    (614)        (591)        (465)
-------------------------------------------------------------------------------
Total Net Written Premiums                    $ 1,913      $ 2,112      $ 1,974
===============================================================================

EARNED PREMIUMS                                 2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,652      $ 2,879      $ 2,644
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                 (109)        (180)        (216)
     Non-affiliated companies                    (619)        (598)        (462)
-------------------------------------------------------------------------------
Total Net Earned Premiums                     $ 1,924      $ 2,102      $ 1,966
===============================================================================

Travelers Indemnity Company was an affiliate in 2001, 2000 and for part of 2002.
See Note 15.

Reinsurance recoverables at December 31, 2002 and 2001 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

  REINSURANCE RECOVERABLES                                2002          2001
  -----------------------------------------------------------------------------

  Life and Accident and Health Business:
       Non-affiliated companies                          $2,589        $2,282
  Property-Casualty Business:
       Travelers Indemnity Company                        1,712         1,881
  -----------------------------------------------------------------------------
  Total Reinsurance Recoverables                         $4,301        $4,163
  =============================================================================

Reinsurance recoverables for the life and accident and health business include
$1,351 million and $1,060 million from General Electric Capital Assurance
Company, and also include $472 million and $500 million, from The Metropolitan
Life Insurance Company at December 31, 2002 and 2001, respectively.

6.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by type.

                                       F-28

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

                                Deferred &
                                 Payout      UL &     Traditional Life
 IN MILLIONS OF DOLLARS         Annuities    COLI         & Other        Total
 -------------------------------------------------------------------------------
                               -------------------------------------------------
 Balance December 31, 2000        $ 896      $299        $1,794         $2,989
                               -------------------------------------------------

        Deferred expenses
             and other              385       142           324            851
       Amortization expense        (144)      (11)         (224)          (379)

                               -------------------------------------------------
 Balance December 31, 2001        1,137       430         1,894          3,461

        Deferred expenses
             and other              348       172           348            868
       Amortization expense        (132)      (24)         (237)          (393)

                               -------------------------------------------------
 Balance December 31, 2002       $1,353      $578        $2,005         $3,936
 -------------------------------------------------------------------------------

The value of insurance in force totaled $130 milllion and $144 million at
December 31, 2002 and 2001, respectively, and is included in other assets.
Amortization expense on the value of insurance in force was $25 million and $26 million for the twelve months ended December 31, 2002 and 2001, respectively.
Amortization expense related to the value of insurance in force is estimated to be $20 million in 2003, $18 million in 2004, $16 million in 2005, $13 million in
2006 and $12 million in 2007. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

7.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $38.8 billion and $34.1 billion of life and annuity deposit funds and reserves, respectively. Of that total,
$21.8 billion and $19.1 billion is not subject to discretionary withdrawal based on contract terms. The remaining $17.0 billion and $15.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $5.7 billion and $4.2 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional
$5.5 billion and $5.0 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.8 billion of liabilities are surrenderable without charge.
Approximately 10.0% and 10.2% of these relate to individual life products for
2002 and 2001, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $10.9 billion. The scheduled maturities for these GICs, including interest, are $4.5 billion, $1.5 billion, $1.3 billion, $1.4 billion and $4.0 billion in 2003, 2004, 2005, 2006 and thereafter. These GICs have a weighted average interest rate of 4.81% at December 31, 2002.

                                       F-29

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE

     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,            2002        2001         2000
     ---------------------------------------------------------------------------
     Income before federal income taxes        $1,503      $1,911       $1,654
     Statutory tax rate                            35%         35%         35%
     ---------------------------------------------------------------------------
     Expected federal income taxes                526         669          579
     Tax effect of:
          Non-taxable investment income           (62)        (20)         (19)
          Tax reserve release                     (43)        (18)         (12)
          Other, net                               --          (1)           3
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================
     Effective tax rate                            28%         33%          33%
     ---------------------------------------------------------------------------

     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                          $217        $424         $429
          Foreign                                  19          47           33
     ---------------------------------------------------------------------------
          Total                                   236         471          462
     ---------------------------------------------------------------------------
     Deferred:
          United States                           182         166           96
          Foreign                                   3          (7)          (7)
     ---------------------------------------------------------------------------
          Total                                   185         159           89
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2002, 2001 and
2000 were $(17) million, $21 million and $24 million, respectively.

                                       F-30

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------------------------------------------
($ IN MILLIONS)                                                 2002     2001
--------------------------------------------------------------------------------

Deferred Tax Assets:
  Benefit, reinsurance and other reserves                        $422     $539
  Operating lease reserves                                         57       62
  Employee benefits                                               199      104
  Other                                                           289      158
--------------------------------------------------------------------------------
      Total                                                       967      863
--------------------------------------------------------------------------------

Deferred Tax Liabilities:
  Deferred acquisition costs and value of insurance in force   (1,097)    (968)
  Investments, net                                             (1,180)    (215)
  Other                                                          (138)     (89)
--------------------------------------------------------------------------------
      Total                                                    (2,415)  (1,272)
--------------------------------------------------------------------------------
Net Deferred Tax Liability                                    $(1,448)   $(409)
--------------------------------------------------------------------------------

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                                       F-31

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $256 million, $330 million and $981 million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company's statutory capital and surplus was $6.9 billion and $5.1 billion at December 31,
2002 and 2001, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant
Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on the Company's statutory capital and surplus was not significant.
The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $966 million is available by the end of the year 2003 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TLAC may not pay a dividend to TIC without such approval. Primerica Life may pay up to $148 million to TIC in 2003 without prior approval of the Massachusetts Insurance Department. The Company paid dividends of $586 million, $472 million and $860 million in 2002, 2001 and 2000, respectively.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     ---------------
     Citigroup Series YYY Preferred Stock            $2,225
     TLA Holdings LLC                                   142
     Cash and other assets                              189
     Pension, post-retirement, and post-
           employment benefits payable                 (279)
     Deferred tax assets                                 98
     Deferred tax liabilities                          (779)
                                                     ------
                                                     $1,596

     See Note 15.

                                       F-32

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.  SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                   NET UNREALIZED                                           ACCUMULATED OTHER
                                                   GAIN (LOSS) ON   FOREIGN CURRENCY   DERIVATIVE           CHANGES IN EQUITY
($ IN MILLIONS)                                    INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                   SECURITIES       ADJUSTMENTS        HEDGING ACTIVITIES   SOURCES
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                             $(397)          $  (1)               $  --                $(398)
Unrealized gains on investment securities,
   net of tax of $297                                    451              --                   --                  451
Reclassification adjustment for losses
   included in net income, net of tax of $(27)            50              --                   --                   50
Foreign currency translation adjustment, net
   of tax of $1                                           --               1                   --                    1
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            501               1                   --                  502
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                               104              --                   --                  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14              --                  (43)                 (29)
Unrealized gains on investment securities,
   net of tax of $80                                     149              --                   --                  149
Reclassification adjustment for gains
   included in net income, net of tax of $44             (81)             --                   --                  (81)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --              (3)                  --                   (3)
Derivative instrument hedging activity
   losses, net of tax of $(35)                            --              --                  (66)                 (66)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82              (3)                (109)                 (30)
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186              (3)                (109)                  74
Unrealized gains on investment securities,
   net of tax of $132                                    246              --                   --                  246
Reclassification adjustment for losses
   included in net income, net of tax of $(113)          209              --                   --                  209
Foreign currency translation adjustment, net
   of tax of $2                                           --               3                   --                    3
Derivative instrument hedging activity losses,
net of tax of $(42)                                       --              --                  (78)                 (78)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455               3                  (78)                 380
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                             $ 641           $  --                $(187)               $ 454
-----------------------------------------------------------------------------------------------------------------------------

                                       F-33

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

10.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2002, 2001 and 2000.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed
TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The
Company's share of net expense for this plan was $10 million in 2002, and insignificant in 2001 and 2000.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed
TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The
Company's share of net expense for the other postretirement benefit plans was
$18 million in 2002 and not significant for 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000. See
Note 14.

11.  LEASES

Most leasing functions for the company are administered by a Citigroup subsidiary at December 31, 2002. Net rent expense for the Company was $24 million, $26 million, and $26 million in 2002, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
YEAR ENDING DECEMBER 31,             MINIMUM OPERATING        MINIMUM CAPITAL
($ IN MILLIONS)                       RENTAL PAYMENTS         RENTAL PAYMENTS
--------------------------------------------------------------------------------
2003                                       $ 43                     $ 5
2004                                         42                       5
2005                                         47                       5
2006                                         54                       5
2007                                         54                       6
Thereafter                                  131                      24
--------------------------------------------------------------------------------
Total Rental Payments                      $371                     $50
================================================================================

Future sublease rental income of approximately $66 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease, totaling $164 million, by an affiliate.

                                       F-34

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

12. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                                       F-35

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different permissible investment. Under credit default swaps, the Company agrees with other parties to receive, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                         Year Ended          Year Ended
   In millions of dollars                December 31, 2002   December 31, 2001
   -----------------------------------------------------------------------------
   Hedge ineffectiveness recognized
       related to fair value hedges           $(18.3)             $(4.1)

   Hedge ineffectiveness recognized
       related to cash flow hedges              14.8               (6.2)

   Net gain recorded in accumulated
       other changes in equity from
       nonowner sources related to net
       investment hedges                        (8.4)               0.8

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31,
2002 is $(27.2) million.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

                                       F-36

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $240.9 million and $212.2 million at
December 31, 2002 and 2001, respectively. The Company had unfunded commitments of $630.0 million and $661.5 million to these partnerships at December 31, 2002 and 2001, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS
The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial
Accounting Standards No. 107, "Disclosure about Fair Value of Financial
Instruments," and therefore are not included in the amounts discussed.

At December 31, 2002 and 2001, investments in fixed maturities had a carrying value and a fair value of $36.4 billion and $32.1 billion, respectively. See
Notes 1 and 4.

At December 31, 2002, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.2 billion and at year-end 2001 had a carrying value of $2.0 billion and a fair value of $2.1 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative
Preferred Stock Series YYY, carried at cost of $2,225 million at December 31,
2002, acquired as a contribution from TPC. This Series YYY preferred stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after
February 27, 2022. Dividends totaling $125 million were received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative
Preferred Stock Series YY, carried at cost of $987 million at December 31, 2002 and 2001. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during 2002, 2001 and 2000, respectively.
There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $12.5 billion and a fair value of $13.3 billion, compared with a carrying value and a fair value of $9.5 billion and $10.0 billion at December
31, 2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002, compared with a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001. These contracts generally are valued at surrender value.

The carrying values of $321 million and $495 million of financial instruments classified as other assets approximated their fair values at December 31, 2002 and 2001, respectively. The carrying value of $1.5 billion of financial instruments classified as other liabilities at both December 31, 2002 and 2001 also approximated their fair values at both December 31, 2002 and 2001. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                                       F-37

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

TIC and its subsidiaries are defendants or co-defendants in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

14. RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the
Company as of December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The
Company paid Citigroup and its subsidiaries $56.9 million and $43.6 million in
2002 and 2001, respectively, for these services. The Company paid TPC $33.6 million and $30.0 million in 2002 and 2001, respectively, for these services.
The amounts due from affiliates related to these services, included in other assets at December 31, 2002, were insignificant and in 2001 were $88.2 million.
See Note 15.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $3.8 billion and $2.6 billion at December 31, 2002 and 2001, respectively, and is included in short-term securities in the consolidated balance sheets.

                                       F-38

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB for $267.1 million and $413.5 million, respectively.

Included in other invested assets is a $3.2 billion and $987 million investment in Citigroup preferred stock at December 31, 2002 and 2001, respectively, carried at cost. Dividends received on these investments were $178 million in
2002, and $53 million in each of 2001 and 2000.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $186.1 million and $310.9 million at December 31, 2002 and 2001, respectively. Income of $99.7 million, $65.5 million and $67.0 million was earned on these investments in 2002, 2001 and 2000, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million at both
December 31, 2002 and 2001. Income (loss) of $0, $(41.6) million and $8.1 million were earned on this investment in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.0 billion, $1.5 billion, and $1.8 billion in 2002, 2001 and
2000, respectively. Life premiums were $109.7 million, $96.5 million and $77.0 million in 2002, 2001 and 2000, respectively.

The Company also markets individual annuity and life insurance through
CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet
Retirement Services, LLC were $1.6 billion in each of 2002 and 2001 and $1.8 billion in 2000.

The Company markets individual annuity products through an affiliate Citibank,
N.A. (Citibank). Deposits received from Citibank were $303 million, $564 million and $392 million in 2002, 2001 and 2000, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $787 million, $901 million and $1.03 billion of individual annuities in 2002, 2001 and 2000, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon
U.S. gross direct premiums received by Primerica Life. In each of 2002, 2001, and 2000 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property casualty subsidiaries of TPC. See Note 15.

                                       F-39

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2002, 2001 and 2000.

The Company also participates in the Citigroup Capital Accumulation Program.
Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The
Company's charge to income for this program was insignificant in 2002, 2001 and
2000.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included with other assets in the Consolidated Balance
Sheet and is recognized as a charge to income ratably over the vesting period.
The Company's charge to income was insignificant during 2002, 2001 and 2000.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and
related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

                                       F-40

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

15.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, Travelers Property Casualty Corp. (TPC), the Company's parent at December 31, 2001, completed its initial public offering (IPO). On August 20,
2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o    The common stock of the Company was distributed by TPC to CIHC so the
          Company would remain an indirect wholly owned subsidiary of Citigroup.

     o    The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o    TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o    The Company assumed pension, post-retirement and post-employment benefits payable to all inactive employees of the former Travelers
          Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities.

     o    The Company received 2,225 shares of Citigroup's 6.767% Cumulative
          Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. At December 31, 2002, the Company still receives certain services from
TPC on a contract basis. The Company paid TPC $33.6 million and $30.0 million in
2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million,
$194 million and $191 million for 2002, 2001 and 2000, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity,"
"The Travelers Insurance Company," "The Travelers Life and Annuity Company" and
related names in connection with the Company's business.

                                       F-41

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

16.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                          2002         2001         2000
($ IN MILLIONS)
-----------------------------------------------------------------------------------------

Net Income                                             $ 1,082      $ 1,281      $ 1,103
Adjustments to reconcile net income to net
cash provided by operating activities:
Realized (gains) losses                                    322         (125)          77
Deferred federal income taxes                              185          159           89
Amortization of deferred policy acquisition
costs                                                      393          379          347
Additions to deferred policy acquisition costs            (878)        (851)        (792)
Investment income                                         (119)        (493)        (384)
Premium balances                                            (7)           7           20
Insurance reserves and accrued expenses                    493          686          559
Other                                                     (403)         237          221
----------------------------------------------------------------------------------------
Net cash provided by operations                        $ 1,068      $ 1,280      $ 1,240
----------------------------------------------------------------------------------------

17.  NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the contribution of $2,225 million of Citigroup YYY preferred stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                                       F-42

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                              PAGE
The Travelers Insurance Company and Subsidiaries

     Independent Auditors' Report                                                              F-1

     Consolidated Statements of Income                                                         F-2

     Consolidated Balance Sheets                                                               F-3

     Consolidated Statements of Changes In Shareholder's Equity                                F-4

     Consolidated Statements of Cash Flows                                                     F-5

     Notes to Consolidated Financial Statements                                                F-6

Independent Auditors' Report                                                                  F-44

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002          F-45

Schedule III - Supplementary Insurance Information 2000-2002                                  F-46

Schedule IV - Reinsurance 2000-2002                                                           F-47

All other schedules are inapplicable for this filing.

                                      F-43

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 21, 2003, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and
2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in
2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-44

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                                    AMOUNT SHOWN IN
                                                                 COST       VALUE     BALANCE SHEET(1)
------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           Authorities                                         $ 6,416     $ 6,658       $ 6,658
         States, municipalities and political subdivisions         297         319           319
         Foreign governments                                       365         393           393
         Public utilities                                        3,261       3,149         3,149
         Convertible bonds and bonds with warrants attached        263         269           269
         All other corporate bonds                              24,679      25,532        25,532
------------------------------------------------------------------------------------------------------
              Total Bonds                                       35,281      36,320        36,320
     Redeemable preferred stocks                                   147         114           114
------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                 35,428      36,434        36,434
------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                       10          10            10
         Industrial, miscellaneous and all other                    38          40            40
------------------------------------------------------------------------------------------------------
              Total Common Stocks                                   48          50            50
     Nonredeemable preferred stocks                                280         282           282
------------------------------------------------------------------------------------------------------
         Total Equity Securities                                   328         332           332
------------------------------------------------------------------------------------------------------

Mortgage Loans                                                   1,985                     1,985
Real Estate Held For Sale                                           36                        36
Policy Loans                                                     1,168                     1,168
Short-Term Securities                                            4,414                     4,414
Trading Securities                                               1,531                     1,531
Other Investments(2,3,4)                                         1,382                     1,382
------------------------------------------------------------------------------------------------------
         Total Investments                                     $46,272                   $47,282
======================================================================================================

(1)  Determined in accordance with methods described in Notes 1 and 4 of the
     Notes to Consolidated Financial Statements.

(2)  Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 14 of
     Notes to Consolidated Financial Statements.

(3)  Also excludes $315 million fair value of investment in affiliated partnership interests.

(4)  Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-45

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,        OTHER POLICY
                                       POLICY          LOSSES, CLAIMS   CLAIMS AND                      NET             BENEFITS,
                                       ACQUISITION     AND LOSS         BENEFITS         PREMIUM        INVESTMENT      CLAIMS AND
                                       COSTS           EXPENSES(1)      PAYABLE          REVENUE        INCOME          LOSSES(2)
----------------------------------------------------------------------------------------------------------------------------------

                       2002
                       ----
Travelers Life & Annuity                $2,043           $37,774             $461          $  730         $2,646        $2,404
Primerica Life                           1,893             3,261              147           1,194            290           527
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
==================================================================================================================================

                       2001
                       ----
Travelers Life & Annuity                $1,672           $33,475             $368           $ 957         $2,530        $2,534
Primerica Life                           1,789             3,044              144           1,145            301           507
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,461           $36,519             $512          $2,102         $2,831        $3,041
==================================================================================================================================

                       2000
                       ----
Travelers Life & Annuity                $1,291           $29,377             $321           $ 860         $2,450        $2,294
Primerica Life                           1,698             2,856              140           1,106            280           496
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $2,989           $32,233             $461          $1,966         $2,730        $2,790
==================================================================================================================================

----------------------------------------------

   AMORTIZATION OF
   DEFERRED POLICY   OTHER
   ACQUISITION       OPERATING       PREMIUMS
   COSTS             EXPENSES         WRITTEN
----------------------------------------------

      $174             $190           $  729
       219              217            1,184
----------------------------------------------
      $393             $407           $1,913
==============================================

      $171             $154           $  955
       208              217            1,157
----------------------------------------------
      $379             $371           $2,112
==============================================

      $166             $233           $  859
       181              230            1,115
----------------------------------------------
      $347             $463           $1,974
==============================================

(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                                       F-46

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

--------------------------------------------------------------------------------------------------------
                                                                    ASSUMED                   PERCENTAGE
                                                     CEDED TO        FROM                     OF AMOUNT
                                        GROSS          OTHER         OTHER         NET         ASSUMED
                                        AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
--------------------------------------------------------------------------------------------------------

2002
----
Life Insurance In Force                $549,066      $321,940      $  3,568      $230,694        1.5%
Premiums:
     Life insurance                    $  2,227           377      $     --      $  1,850         --
     Accident and health insurance          316           242            --            74         --
     Property casualty                      109           109            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,652      $    728      $     --      $  1,924         --
                                       ========      ========      ========      ========       ====

2001
----
Life Insurance In Force                $510,457      $285,696      $  3,636      $228,397        1.6%
Premiums:
     Life insurance                    $  2,378      $    352      $     --      $  2,026         --
     Accident and health insurance          321           246             1            76         --
     Property casualty                      180           180            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,879      $    778      $      1      $  2,102         --
                                       ========      ========      ========      ========       ====

2000
----
Life Insurance In Force                $480,958      $252,498      $  3,692      $232,152        1.6%
Premiums:
     Life insurance                    $  2,106      $    330      $     --      $  1,776         --
     Accident and health insurance          322           132            --           190         --
     Property casualty                      216           216            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,644      $    678      $     --      $  1,966         --
                                       ========      ========      ========      ========       ====

                                       F-47

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Consolidated Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

2.	Not Applicable.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b).	Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed May 23, 1997.)

5.	Application. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed August 12, 1997.)

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b).	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

Exhibit Number	Description

7.	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.).

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed May 23, 1997.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement filed August 12, 1997.)

15(a).	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 13, 2000.)

15(b).	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey amd Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-File No. 333-70657, filed February 26, 2001.)

15(c).	Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-File No. 333-27689, filed April 6, 2001.)

15(d).	Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-File No. 333-27689, filed April 19, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of February 28, 2003, 5,987 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Tra velers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

______________

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)	Not Applicable

Item 30.	Location of Accounts and Records

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 24th day of April, 2003.

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically